UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series® Global Growth FundSM Investment portfolio March 31, 2014 unaudited

Common stocks 95.30%
		Value
Consumer discretionary 20.78%	Shares	(000)

Amazon.com, Inc.[1]	561,900	$ 189,091
priceline.com Inc.[1]	104,000	123,957
Home Depot, Inc.	1,161,000	91,870
Toyota Motor Corp.[2]	1,250,000	70,348
Swatch Group Ltd, non-registered shares[2]	82,550	51,883
Swatch Group Ltd[2]	137,000	15,902
Honda Motor Co., Ltd.[2]	1,753,800	61,665
Industria de Diseño Textil, SA2	377,000	56,665
Walt Disney Co.	683,705	54,744
Liberty Global PLC, Class C1	816,465	33,238
Liberty Global PLC, Class A1	327,449	13,622
HUGO BOSS AG2	335,500	44,682
Carnival Corp., units	1,085,000	41,078
Navitas Ltd.[2]	5,950,000	40,420
Publicis Groupe SA2	364,083	32,929
ASOS PLC[1,2]	328,779	28,461
Suzuki Motor Corp.[2]	990,000	25,790
TOD’S SpA[2]	194,000	25,187
Carphone Warehouse Group PLC[2]	3,800,000	20,612
Burberry Group PLC[2]	860,000	20,044
Nokian Renkaat Oyj[2]	486,000	19,695
MGM Resorts International[1]	735,000	19,007
Mr Price Group Ltd.[2]	1,215,000	18,167
CBS Corp., Class B	275,500	17,026
NIKE, Inc., Class B	226,000	16,692
Time Warner Inc.	246,000	16,071
Arcos Dorados Holdings Inc., Class A	1,350,000	13,608
Christian Dior SA2	69,000	13,302
Naspers Ltd., Class N2	87,300	9,632
Multi Screen Media Private Ltd.[1,3]	16,148	1,336
		1,186,724
Health care 16.77%

Novo Nordisk A/S, Class B2	4,626,000	211,036
Vertex Pharmaceuticals Inc.[1]	1,693,000	119,729
Merck & Co., Inc.	1,544,000	87,653
UnitedHealth Group Inc.	960,000	78,710
Regeneron Pharmaceuticals, Inc.[1]	224,200	67,323
Novartis AG2	580,000	49,263
Bristol-Myers Squibb Co.	909,600	47,254
Bayer AG2	349,300	47,238
Express Scripts Holding Co.[1]	628,000	47,157
AstraZeneca PLC[2]	620,000	40,172
Hologic, Inc.[1]	1,613,000	34,679
Common stocks
		Value
Health care (continued)	Shares	(000)

Gilead Sciences, Inc.[1]	419,500	$ 29,726
Grifols, SA, Class B (ADR)	708,000	29,240
Roche Holding AG2	90,000	27,053
UCB SA2	309,674	24,830
DaVita HealthCare Partners Inc.[1]	144,000	9,914
Edwards Lifesciences Corp.[1]	94,000	6,972
		957,949
Information technology 16.30%

Google Inc., Class A1	107,700	120,033
ASML Holding NV (New York registered)	647,176	60,420
ASML Holding NV2	624,897	57,854
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	23,380,000	91,354
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	9,610
Alcatel-Lucent[1,2]	21,769,144	86,016
Nintendo Co., Ltd.[2]	535,000	63,723
OpenTable, Inc.[1]	605,000	46,543
TDK Corp.[2]	950,000	39,599
ASM Pacific Technology Ltd.[2]	3,900,000	37,861
Visa Inc., Class A	158,000	34,106
ARM Holdings PLC[2]	1,750,000	29,510
Microsoft Corp.	690,000	28,283
Tencent Holdings Ltd.[2]	360,000	25,065
ASM International NV2	562,000	22,589
TE Connectivity Ltd.	347,500	20,923
Avago Technologies Ltd.	310,000	19,967
eBay Inc.[1]	336,000	18,561
OMRON Corp.[2]	450,000	18,521
MercadoLibre, Inc.	180,000	17,120
Infineon Technologies AG2	1,255,000	14,974
Infosys Ltd.[2]	270,000	14,855
Naver Corp.[2]	19,000	13,832
VeriSign, Inc.[1]	240,000	12,938
salesforce.com, inc.[1]	225,000	12,845
Texas Instruments Inc.	155,000	7,308
Rackspace Hosting, Inc.[1]	200,000	6,564
		930,974
Financials 14.56%

Moody’s Corp.	1,564,000	124,057
ORIX Corp.[2]	4,990,000	70,085
JPMorgan Chase & Co.	1,145,000	69,513
AIA Group Ltd.[2]	13,255,300	62,978
Bankia, SA1,2	29,520,000	62,421
Prudential PLC[2]	2,772,434	58,732
AXA SA2	1,836,463	47,815
HSBC Holdings PLC[2]	4,320,228	43,743
BNP Paribas SA1,2	500,000	38,653
AEON Financial Service Co., Ltd.[2]	1,365,000	30,724
ICICI Bank Ltd.[2]	1,325,000	27,796
Deutsche Bank AG2	568,000	25,407
East West Bancorp, Inc.	630,000	22,995
Sumitomo Mitsui Trust Holdings, Inc.[2]	4,881,000	22,010
Sumitomo Mitsui Financial Group, Inc.[2]	462,000	19,693
Common stocks
		Value
Financials (continued)	Shares	(000)

CME Group Inc., Class A	239,700	$ 17,740
Bankinter, SA2	2,030,000	16,357
ACE Ltd.	160,000	15,850
Housing Development Finance Corp. Ltd.[2]	850,000	12,571
Shinsei Bank, Ltd.[2]	6,401,000	12,559
Tokio Marine Holdings, Inc.[2]	345,000	10,343
Bank of Nova Scotia	146,651	8,494
BDO Unibank, Inc.[2]	3,981,333	7,557
Allianz SE2	21,750	3,676
		831,769
Industrials 7.96%

Geberit AG2	150,000	49,182
Airbus Group NV2	645,000	46,256
Rolls-Royce Holdings PLC[1,2]	2,150,000	38,567
KONE Oyj, Class B2	880,000	36,958
Intertek Group PLC[2]	713,000	36,591
United Technologies Corp.	239,000	27,925
Deere & Co.	300,000	27,240
Vallourec SA2	500,000	27,180
United Continental Holdings, Inc.[1]	605,000	27,001
Ryanair Holdings PLC (ADR)[1]	382,500	22,495
Fastenal Co.	386,250	19,050
ASSA ABLOY AB, Class B2	310,000	16,557
Caterpillar Inc.	160,000	15,899
Boeing Co.	115,000	14,431
IDEX Corp.	165,700	12,078
Union Pacific Corp.	60,000	11,260
Komatsu Ltd.[2]	425,700	8,804
Masco Corp.	330,000	7,329
Qantas Airways Ltd.[1,2]	5,234,436	5,374
Mitsubishi Heavy Industries, Ltd.[2]	735,000	4,278
		454,455
Consumer staples 6.15%

Associated British Foods PLC[2]	1,590,000	73,732
Nestlé SA2	820,000	61,786
Colgate-Palmolive Co.	632,000	40,998
PepsiCo, Inc.	337,000	28,140
ITC Ltd.[2]	4,629,975	27,347
Pernod Ricard SA2	218,739	25,484
SABMiller PLC[2]	500,000	24,974
Imperial Tobacco Group PLC[2]	466,000	18,845
British American Tobacco PLC[2]	288,000	16,034
Alimentation Couche-Tard Inc., Class B	151,000	12,212
Shoprite Holdings Ltd.[2]	555,346	8,398
Kimberly-Clark Corp.	64,077	7,064
Procter & Gamble Co.	39,300	3,168
Avon Products, Inc.	195,800	2,867
		351,049
Materials 3.53%

First Quantum Minerals Ltd.	2,645,000	48,880
Linde AG2	138,000	27,623
Steel Dynamics, Inc.	1,400,000	24,906
Common stocks
		Value
Materials (continued)	Shares	(000)

Rio Tinto PLC[2]	410,000	$ 22,866
Glencore Xstrata PLC[2]	4,000,000	20,633
Northam Platinum Ltd.[2]	5,386,843	19,920
FMC Corp.	252,000	19,293
Dow Chemical Co.	355,000	17,249
		201,370

Energy 3.51%

Oil Search Ltd.[2]	4,973,952	39,039
Royal Dutch Shell PLC, Class B2	480,000	18,726
Royal Dutch Shell PLC, Class B (ADR)	150,000	11,716
Enbridge Inc.	656,932	29,837
Canadian Natural Resources, Ltd.	700,000	26,829
EOG Resources, Inc.	110,000	21,579
China Petroleum & Chemical Corp., Class H2	17,950,000	16,034
Pacific Rubiales Energy Corp.	800,000	14,408
Ophir Energy PLC[1,2]	2,624,720	10,499
Schlumberger Ltd.	65,000	6,337
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	274,700	3,810
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	133,000	1,749
		200,563
Telecommunication services 2.89%

SoftBank Corp.[2]	1,692,000	127,610
TalkTalk Telecom Group PLC[2]	5,625,000	30,061
Vodafone Group PLC[2]	1,895,409	6,978
NII Holdings, Inc., Class B1	600,000	714
		165,363
Utilities 0.47%

ENN Energy Holdings Ltd.[2]	3,560,000	24,888
National Grid PLC[2]	159,000	2,184
		27,072
Miscellaneous 2.38%

Other common stocks in initial period of acquisition		136,188
Total common stocks (cost: $3,961,900,000)		5,443,476
Preferred securities 0.13%

Miscellaneous 0.13%

Other preferred securities in initial period of acquisition		7,808
Total preferred securities (cost: $8,400,000)		7,808
Bonds, notes & other debt instruments 0.64%
	Principal amount
U.S. Treasury bonds & notes 0.64%	(000)

U.S. Treasury 0.25% 2015	$ 8,175	8,184
U.S. Treasury 0.25% 2015	2,600	2,600
U.S. Treasury 4.00% 2015	24,925	25,771
Total bonds, notes & other debt instruments (cost: $36,515,000)		36,555

	Principal amount	Value
Short-term securities 3.13%	(000)	(000)

Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.09% due 4/4/2014	$33,500	$ 33,500
Federal Home Loan Bank 0.065%–0.085% due 5/9–6/25/2014	32,300	32,296
Freddie Mac 0.05%–0.14% due 4/22–6/16/2014	25,500	25,498
Province of Ontario 0.10% due 4/17/2014	24,000	23,999
Société Générale North America, Inc. 0.20% due 5/1/2014	21,200	21,197
General Electric Capital Corp. 0.05% due 4/1/2014	20,700	20,700
International Bank for Reconstruction and Development 0.12% due 5/16/2014	11,500	11,499
Fannie Mae 0.09% due 7/23/2014	10,000	9,998
Total short-term securities (cost: $178,683,000)		178,687
Total investment securities (cost: $4,185,498,000)		5,666,526
Other assets less liabilities		45,519
Net assets		$5,712,045

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $142,831,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	4/24/2014	Bank of America, N.A.	$4,870	¥500,000	$ 25
Japanese yen	5/2/2014	Bank of America, N.A.	$16,597	¥1,700,000	123
Japanese yen	5/14/2014	Bank of New York Mellon	$28,315	¥2,900,000	212
Japanese yen	5/14/2014	Citibank	$14,155	¥1,450,000	103
Japanese yen	6/4/2014	Bank of America, N.A.	$96,050	¥9,800,000	1,070
					$1,533

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,039,740,000, which represented 53.22% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 92.53%
		Value
Consumer discretionary 21.40%	Shares	(000)

Netflix, Inc.[1]	304,000	$107,017
Melco Crown Entertainment Ltd. (ADR)[1]	2,082,000	80,469
Lions Gate Entertainment Corp.	3,001,000	80,217
Penske Automotive Group, Inc.	1,205,000	51,526
Paddy Power PLC[2]	521,000	41,278
Domino’s Pizza, Inc.	513,000	39,486
Tesla Motors, Inc.[1]	164,800	34,353
zooplus AG, non-registered shares[1,2,3]	357,716	28,675
Melco International Development Ltd.[2]	8,216,000	27,772
Group 1 Automotive, Inc.	371,600	24,399
Hankook Tire Co., Ltd.[2]	418,940	23,826
Entertainment One Ltd.[1,2]	4,185,300	23,040
Minth Group Ltd.[2]	11,246,000	22,916
John Wiley & Sons, Inc., Class A	347,500	20,030
Ted Baker PLC[2]	517,162	18,523
Bloomin’ Brands, Inc.[1]	699,100	16,848
Five Below, Inc.[1]	392,900	16,690
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	15,346
NagaCorp Ltd.[2]	14,382,000	14,988
Brinker International, Inc.	275,000	14,424
Chow Sang Sang Holdings International Ltd.[2]	5,598,300	13,251
Playmates Toys Ltd.[1,2]	27,164,000	12,755
Eros International PLC, Class A1	759,296	12,202
Inchcape PLC[2]	959,300	10,355
Mando Corp.[2]	76,100	9,638
L’Occitane International SA2	3,875,000	9,570
SeaWorld Entertainment, Inc.	312,200	9,438
China Lodging Group, Ltd. (ADR)[1]	379,000	9,312
Bloomberry Resorts Corp.[1,2]	41,117,700	9,217
Rightmove PLC[2]	196,000	8,630
Cedar Fair, LP	167,000	8,505
Stella International Holdings Ltd.[2]	3,436,000	8,216
Toll Brothers, Inc.[1]	225,000	8,078
Oxford Industries, Inc.	103,000	8,055
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	7,025
Zhongsheng Group Holdings Ltd.[2]	5,067,500	6,985
Unibet Group PLC (SDR)[2]	106,500	5,350
Intercontinental Hotels Group PLC[2]	161,991	5,214
CJ Home Shopping Co., Ltd.[2]	13,700	4,695
Cheil Worldwide Inc.[1,2]	206,750	4,649
Parkson Retail Asia Ltd.[2]	6,212,000	4,642
Mood Media Corp.[1]	4,819,000	3,269
Mood Media Corp. (CDI) (GBP denominated)[1]	1,335,000	906
Delticom AG2	83,000	4,065
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

POLYTEC Holding AG, non-registered shares[2]	364,350	$ 3,956
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,741
TravelCenters of America LLC[1]	400,000	3,260
Golden Eagle Retail Group Ltd.[2]	2,285,000	3,174
PT Multipolar Tbk[2]	77,730,000	3,073
Ripley Corp SA	3,750,000	2,343
GVC Holdings PLC[2]	374,748	2,336
Mothercare PLC[1,2]	745,000	2,335
Phorm Corp. Ltd.[1,2]	10,260,000	1,966
I.T Limited[2]	6,730,000	1,770
Talwalkars Better Value Fitness Ltd.[2]	650,000	1,759
CTC Media, Inc.	189,784	1,748
Bright Horizons Family Solutions Inc.[1]	36,400	1,424
William Hill PLC[2]	205,200	1,167
China Zenix Auto International Ltd. (ADR)[1]	428,500	1,106
PT Global Mediacom Tbk[2]	3,025,000	631
Five Star Travel Corp.[1,2,4]	219,739	69
Ten Alps PLC[1,2]	2,600,000	33
CEC Unet PLC[1,2]	14,911,148	—
		921,736
Health care 16.46%

Synageva BioPharma Corp.[1]	1,346,100	111,686
Illumina, Inc.[1]	434,900	64,652
athenahealth, Inc.[1]	396,000	63,455
Endo International PLC (CAD denominated)[1]	597,224	41,020
Endo International PLC[1]	201,600	13,840
BioMarin Pharmaceutical Inc.[1]	748,800	51,076
Hikma Pharmaceuticals PLC[2]	1,491,000	41,371
Myriad Genetics, Inc.[1]	1,191,967	40,753
Ultragenyx Pharmaceutical Inc.[1,2]	607,606	25,250
Ultragenyx Pharmaceutical Inc.[1]	258,600	12,643
Novadaq Technologies Inc.[1]	1,630,700	36,332
Insulet Corp.[1]	577,400	27,380
bluebird bio, Inc.[1]	1,057,700	24,052
Mauna Kea Technologies SA1,2,3	881,400	14,985
GN Store Nord AS2	563,000	13,997
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	13,885
Team Health Holdings, Inc.[1]	299,745	13,414
Orexigen Therapeutics, Inc.[1]	2,040,000	13,260
Fleury SA, ordinary nominative	1,238,000	10,519
NuVasive, Inc.[1]	240,785	9,249
Lijun International Pharmaceutical (Holding) Co., Ltd.[2]	21,150,000	8,661
Fisher & Paykel Healthcare Corp. Ltd.[2]	2,151,385	7,950
Orthofix International NV1	252,000	7,598
Teleflex Inc.	60,200	6,456
Pharmstandard OJSC (GDR)[1,2]	706,865	6,151
CONMED Corp.	110,000	4,780
ArthroCare Corp.[1]	92,000	4,434
EOS imaging SA1,2	380,000	4,153
MD Medical Group Investments PLC (GDR)[2,4]	470,000	3,990
Hologic, Inc.[1]	140,000	3,010
QRxPharma Ltd.[1,2]	4,129,927	2,955
Common stocks
		Value
Health care (continued)	Shares	(000)

Tsumura & Co.[2]	105,000	$ 2,529
Centene Corp.[1]	30,925	1,925
STENTYS SA1,2	126,040	1,813
		709,224
Industrials 11.70%

International Container Terminal Services, Inc.[2]	34,610,000	83,397
Intertek Group PLC[2]	1,065,000	54,656
Moog Inc., Class A1	547,100	35,841
Polypore International, Inc.[1]	672,000	22,989
JVM Co., Ltd.[1,2,3]	411,500	22,262
ITT Corp.	393,500	16,826
Northgate PLC[2]	1,838,270	15,947
PARK24 Co., Ltd.[2]	796,600	15,121
Alliance Global Group, Inc.[2]	23,370,000	14,853
KEYW Holding Corp.[1]	750,000	14,033
PT AKR Corporindo Tbk[2]	32,680,000	13,996
Clean Harbors, Inc.[1]	229,000	12,547
Carborundum Universal Ltd.[2]	5,090,000	12,512
Loomis AB, Class B2	425,030	10,927
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	880,000	10,859
BTS Rail Mass Transit Growth Infrastructure Fund[2]	35,979,200	10,601
Frigoglass SAIC[1,2]	1,626,030	10,538
BELIMO Holding AG2	3,450	9,563
Nok Airlines PCL[2]	15,277,500	8,848
Summit Ascent Holdings Ltd.[1,2]	6,000,000	8,833
Waste Connections, Inc.	194,600	8,535
NORMA Group SE, non-registered shares[2]	154,500	8,194
Bossard Holding AG, non-registered shares[1,2]	27,781	7,981
Cebu Air, Inc.[2]	7,020,270	7,513
Pegasus Hava Tasimaciligi AS1,2	541,000	7,247
Boer Power Holdings Ltd.[2]	4,687,000	6,321
Gujarat Pipavav Port Ltd.[1,2]	4,050,000	5,963
Okabe Co., Ltd.[2]	386,000	5,543
Geberit AG2	16,500	5,410
Globaltrans Investment PLC (GDR)[2,4]	270,600	3,121
Globaltrans Investment PLC (GDR)[2]	194,400	2,242
Amara Raja Batteries Ltd.[2]	810,712	5,352
Pfeiffer Vacuum Technology AG, non-registered shares[2]	32,000	3,909
CIMC Enric Holdings Ltd.[2]	2,716,000	3,839
J. Kumar Infraprojects Ltd.[2]	1,300,000	3,769
Johnson Electric Holdings Ltd.[2]	3,040,000	2,811
National Express Group PLC[2]	591,000	2,761
Shun Tak Holdings Ltd.[2]	4,714,000	2,427
COSCO Pacific Ltd.[2]	1,500,000	1,924
TD Power Systems Ltd.[2]	343,200	1,545
Chart Industries, Inc.[1]	16,900	1,344
Blount International, Inc.[1]	104,900	1,248
		504,148
Information technology 11.30%

AAC Technologies Holdings Inc.[2]	11,687,100	60,941
TriQuint Semiconductor, Inc.[1]	3,662,978	49,047
Palo Alto Networks, Inc.[1]	631,200	43,300
Common stocks
		Value
Information technology (continued)	Shares	(000)

Semiconductor Manufacturing International Corp.[1,2]	311,975,000	$ 23,333
OpenTable, Inc.[1]	292,789	22,524
Topcon Corp.[2]	1,352,900	22,121
Hamamatsu Photonics KK2	480,300	21,748
National Instruments Corp.	625,000	17,931
Hittite Microwave Corp.	234,900	14,808
Cognex Corp.	390,000	13,205
Spectris PLC[2]	340,000	13,171
Cray Inc.[1]	312,076	11,647
QIWI PLC, Class B (ADR)	327,800	11,358
Itron, Inc.[1]	267,000	9,489
Power Integrations, Inc.	142,900	9,400
Kingboard Laminates Holdings Ltd.[2]	25,653,600	9,393
OBIC Co., Ltd.[2]	292,300	9,214
Agilysys, Inc.[1]	646,800	8,667
FireEye, Inc.[1]	122,000	7,512
VTech Holdings Ltd.[2]	570,000	7,328
Anritsu Corp.[2]	623,500	7,147
SciQuest, Inc.[1]	262,744	7,098
Suprema Inc.[1,2]	310,000	7,022
Pandora Media, Inc.[1]	225,000	6,822
Delta Electronics (Thailand) PCL[2]	3,667,800	6,667
Jay Mart PCL[2]	10,977,000	6,597
Halma PLC[2]	682,500	6,559
PChome Online Inc.[2]	817,702	6,127
Persistent Systems Ltd.[2]	333,000	5,851
Youku Tudou Inc., Class A (ADR)[1]	200,000	5,608
Semtech Corp.[1]	191,000	4,840
Wacom Co., Ltd.[2]	690,000	4,836
Alten SA, non-registered shares[2]	85,500	4,595
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	4,418
Immersion Corp.[1]	364,567	3,846
Tangoe, Inc.[1]	185,975	3,457
Inphi Corp.[1]	206,000	3,315
Playtech PLC[2]	285,000	3,213
Remark Media, Inc.[1]	250,952	1,383
Demand Media, Inc.[1]	217,900	1,057
China High Precision Automation Group Ltd.[1,2]	5,500,000	71
		486,666
Financials 8.31%

Ocwen Financial Corp.[1]	1,034,000	40,512
SVB Financial Group[1]	257,600	33,174
K. Wah International Holdings Ltd.[2]	38,204,793	25,730
Old Republic International Corp.	1,450,000	23,780
Kemper Corp.	595,000	23,306
Altisource Residential Corp.	655,127	20,676
LSL Property Services PLC[2]	2,790,000	20,237
Banco Espírito Santo, SA1,2	10,258,715	19,265
Altisource Asset Management Corp.[1]	13,898	14,935
Chailease Holding Co. Ltd.[2]	6,020,000	14,503
Shriram Transport Finance Co. Ltd.[2]	1,007,257	12,978
Starwood Property Trust, Inc.	530,000	12,503
Avanza Bank Holding AB2	261,800	10,059
Common stocks
		Value
Financials (continued)	Shares	(000)

Altisource Portfolio Solutions SA1	67,000	$ 8,151
Tune Ins Holdings Bhd.[1,2]	13,112,000	7,910
ING Vysya Bank Ltd.[2]	696,454	7,404
Crédito Real, SAB de CV	4,193,330	6,899
Siam Future Development PCL, nonvoting depository receipts[2]	26,247,990	4,499
Siam Future Development PCL[2]	13,019,765	2,232
Airesis SA1,2,3	3,294,151	6,327
Bank of Ireland[1,2]	14,099,515	6,032
Texas Capital Bancshares, Inc.[1]	91,600	5,948
Endurance Specialty Holdings Ltd.	110,000	5,921
Golden Wheel Tiandi Holdings Co. Ltd.[2]	50,254,000	4,933
Leucadia National Corp.	134,460	3,765
Mahindra Lifespace Developers Ltd.[2]	518,356	3,191
TCS Group Holding PLC (GDR)[1,2,4]	300,700	2,438
TCS Group Holding PLC (GDR)[1,2]	83,800	680
Lai Sun Development Co. Ltd.[1,2]	118,000,000	2,776
Home Loan Servicing Solutions, Ltd.	87,500	1,890
Inversiones La Construcción SA	131,750	1,778
First Southern Bancorp, Inc.[1,5]	232,830	1,409
Punjab & Sind Bank[2]	1,450,896	1,098
Bao Viet Holdings[2]	462,777	989
		357,928
Energy 5.62%

InterOil Corp.[1]	1,184,235	76,691
Ophir Energy PLC[1,2]	7,464,562	29,860
Amerisur Resources PLC[1,2]	27,117,360	24,989
C&J Energy Services, Inc.[1]	707,000	20,616
Ultra Petroleum Corp.[1]	645,000	17,344
Lekoil Ltd. (CDI)[1,2]	12,302,000	10,809
Oasis Petroleum Inc.[1]	224,000	9,348
Circle Oil PLC[1,2]	22,687,000	8,605
Providence Resources PLC[1,2]	2,490,250	7,680
Exillon Energy PLC[1,2]	3,546,000	7,405
Canadian Overseas Petroleum Ltd.[1,3]	16,670,000	4,373
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,3]	6,050,000	1,362
Genel Energy PLC[1,2]	321,600	5,271
Victoria Oil & Gas PLC[1,2,3]	278,662,420	4,876
Tethys Petroleum Ltd.[1]	8,112,100	3,962
Tethys Petroleum Ltd. (GBP denominated)[1,2]	763,450	387
Hunting PLC[2]	140,000	2,014
Prosafe SE2	240,000	1,923
Borders & Southern Petroleum PLC[1,2]	7,028,100	1,393
African Petroleum Corp. Ltd.[1,2]	4,516,970	1,173
International Petroleum Ltd.[1,2]	54,894,353	1,135
Wildhorse Energy Ltd.[1,2,3]	16,227,016	300
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2,3]	7,225,777	160
Esrey Energy Ltd.[1]	825,000	187
		241,863
Materials 5.54%

OM Group, Inc.	735,000	24,417
PolyOne Corp.	660,168	24,202
AptarGroup, Inc.	345,500	22,838
Common stocks
		Value
Materials (continued)	Shares	(000)

Synthomer PLC[2]	3,790,000	$ 17,906
Tiangong International Co. Ltd.[2]	67,956,000	16,383
Yingde Gases Group Co. Ltd.[2]	16,410,000	15,758
Kenmare Resources PLC[1,2]	54,706,150	12,766
FUCHS PETROLUB SE2	123,000	10,852
African Minerals Ltd.[1,2]	3,987,000	10,406
CPMC Holdings Ltd.[2]	12,800,000	10,181
Silgan Holdings Inc.	194,000	9,607
Arkema SA2	75,000	8,507
Time Technoplast Ltd.[2,3]	11,888,000	8,077
Sirius Minerals PLC[1,2]	44,159,510	7,913
United States Steel Corp.	195,000	5,384
Indochine Mining Ltd.[1,2,3]	73,199,466	5,227
Cheil Industries Inc.[2]	69,500	4,690
Boral Ltd.[2]	760,000	3,985
J.K. Cement Ltd.[2]	907,767	3,644
Hummingbird Resources PLC[1,2,3]	3,475,000	3,100
Nampak Ltd.[2]	580,000	1,976
Valspar Corp.	26,800	1,933
Huntsman Corp.	68,600	1,675
Yip’s Chemical Holdings Ltd.[2]	2,394,000	1,657
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	1,575
Duluth Metals Ltd.[1]	2,299,700	1,352
China Forestry Holdings Co., Ltd.[1,2]	26,858,000	1,212
Rusoro Mining Ltd.[1]	25,530,432	808
Cape Lambert Resources Ltd.[1,2]	7,487,797	695
Orsu Metals Corp.[1]	588,231	21
		238,747
Consumer staples 3.32%

Puregold Price Club, Inc.[2]	37,418,000	36,809
Super Group Ltd.[2]	5,732,000	15,880
COSMOS Pharmaceutical Corp.[2]	124,500	14,536
Hypermarcas SA, ordinary nominative	1,853,800	13,407
PZ Cussons PLC[2]	2,005,000	11,778
Petra Foods Ltd.[2]	2,630,000	7,725
Wumart Stores, Inc., Class H2	7,168,000	7,028
Cosco Capital, Inc.[1,2]	31,275,100	6,617
O’Key Group SA (GDR)[2]	651,000	5,870
Kernel Holding SA1,2	493,041	4,748
Coca-Cola Icecek AS, Class C2	191,100	4,595
Sundrug Co., Ltd.[2]	97,500	4,448
HITEJINRO CO., LTD.[2]	162,854	3,594
Bizim Toptan Satis Magazalari AS, non-registered shares[2]	310,000	2,969
Radico Khaitan Ltd.[2]	1,215,000	2,967
		142,971
Utilities 3.15%

ENN Energy Holdings Ltd.[2]	14,111,700	98,657
APR Energy PLC[2]	869,860	11,714
Glow Energy PCL[2]	3,930,000	9,227
Greenko Group PLC[1,2]	2,280,000	6,619
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	3,668
Energy World Corp. Ltd.[1,2]	10,560,000	3,189
Mytrah Energy Ltd.[1,2]	1,700,000	2,515
		135,589
Common stocks
		Value
Telecommunication services 0.77%	Shares	(000)

Telephone and Data Systems, Inc.	634,830	$ 16,639
Total Access Communication PCL[2]	1,602,200	5,767
Cogent Communications Group, Inc.	162,300	5,767
tw telecom inc.[1]	125,000	3,907
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,065
		33,145
Miscellaneous 4.96%

Other common stocks in initial period of acquisition		213,805
Total common stocks (cost: $2,808,851,000)		3,985,822
Rights & warrants 0.01%

Miscellaneous 0.01%

Other rights & warrants in initial period of acquisition		465
Total rights & warrants (cost: $264,000)		465
Convertible securities 0.06%
	Shares or
Energy 0.04%	principal amount

Clean Energy Fuels Corp. 5.25% convertible notes 2018[4]	$1,667,000	1,521
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,2,5]	398	932
Total convertible securities (cost: $1,667,000)		2,453
Bonds, notes & other debt instruments 0.24%
	Principal amount
U.S. Treasury bonds & notes 0.24%	(000)

U.S. Treasury 0.25% 2015	$ 4,300	4,305
U.S. Treasury 4.00% 2015	5,800	5,997
Total bonds, notes & other debt instruments (cost: $10,288,000)		10,302
Short-term securities 7.16%

Federal Home Loan Bank 0.05%–0.115% due 4/2–5/22/2014	91,500	91,496
Freddie Mac 0.12%–0.14% due 6/18–9/17/2014	44,900	44,888
GlaxoSmithKline Finance PLC 0.10%–0.11% due 5/16–5/20/2014[4]	40,000	39,992
Wells Fargo & Co. 0.22% due 6/17/2014	27,400	27,389
Svenska Handelsbanken Inc. 0.16%–0.17% due 5/7–6/19/2014[4]	23,600	23,594
Bank of Nova Scotia 0.165% due 4/7/2014	22,900	22,900
Fannie Mae 0.15% due 10/27/2014	19,400	19,388
General Electric Co. 0.05% due 4/1/2014	16,200	16,200
International Bank for Reconstruction and Development 0.12% due 5/16/2014	14,700	14,699
Total Capital Canada Ltd. 0.07% due 4/17/2014[4]	8,000	8,000
Total short-term securities (cost: $308,528,000)		308,546
Total investment securities (cost: $3,129,598,000)		4,307,588
Other assets less liabilities		(1)
Net assets		$4,307,587

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $33,728,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/4/2014	UBS AG	$893	A$1,000	$(34)
Australian dollars	4/10/2014	Barclays Bank PLC	$908	A$1,000	(19)
Euros	4/9/2014	HSBC Bank	$2,475	€1,800	(5)
Japanese yen	4/11/2014	Bank of New York Mellon	$7,785	¥800,000	64
					$ 6

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2014, appear below.

						Value
					Dividend	of affiliates
					income	at 3/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

zooplus AG, non-registered shares [1,2]	357,716	—	—	357,716	$ —	$ 28,675
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	22,262
Mauna Kea Technologies SA1,2	881,400	—	—	881,400	—	14,985
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	—	8,077
Airesis SA1,2	3,294,151	—	—	3,294,151	—	6,327
Canadian Overseas Petroleum Ltd.[1]	16,670,000	—	—	16,670,000	—	4,373
Canadian Overseas Petroleum Ltd.
(GBP denominated)[1]	—	6,050,000	—	6,050,000	—	1,362
Indochine Mining Ltd.[1,2]	58,574,166	14,625,300	—	73,199,466	—	5,227
Victoria Oil & Gas PLC[1,2]	278,662,420	—	—	278,662,420	—	4,876
Hummingbird Resources PLC[1,2]	3,475,000	—	—	3,475,000	—	3,100
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	1,575
Wildhorse Energy Ltd.[1,2]	16,227,016	—	—	16,227,016	—	300
Wildhorse Energy Ltd. (CDI)
(GBP denominated)[1,2]	7,225,777	—	—	7,225,777	—	160
Ultragenyx Pharmaceutical Inc.[1,2,6]	—	607,607	1	607,606	—	—
Ultragenyx Pharmaceutical Inc.[1,6]	—	258,600	—	258,600	—	—
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred[6]	1,904,544	—	1,904,544	—	134	—
					$134	$101,299

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,883,092,000, which represented 43.72% of the net assets of the fund. This amount includes $1,852,488,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,725,000, which represented 1.92% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$ 3,821	$ 1,409.03%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	932.02
Total restricted securities		$3,821	$2,341.05%

[6]	Unaffiliated issuer at 3/31/2014.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

A$ = Australian dollars

CAD = Canadian dollars

€ = Euros

GBP = British pounds

INR = Indian rupees

¥ = Japanese yen

Growth FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 95.55%
		Value
Consumer discretionary 18.93%	Shares	(000)

Amazon.com, Inc.[1]	2,811,800	$ 946,227
Home Depot, Inc.	7,585,000	600,201
Comcast Corp., Class A	6,180,000	309,124
Tiffany & Co.	2,435,000	209,775
NIKE, Inc., Class B	2,690,000	198,683
Las Vegas Sands Corp.	2,118,796	171,156
Johnson Controls, Inc.	3,549,100	167,943
MGM Resorts International[1]	5,718,800	147,888
Marriott International, Inc., Class A	2,395,123	134,175
Twenty-First Century Fox, Inc., Class A	4,180,000	133,635
Hyatt Hotels Corp., Class A1	2,170,000	116,768
Lowe’s Companies, Inc.	2,246,000	109,829
CarMax, Inc.[1]	1,850,000	86,580
Liberty Media Corp., Class A1	623,361	81,492
Toll Brothers, Inc.[1]	2,204,100	79,127
Carnival Corp., units	1,990,000	75,341
Norwegian Cruise Line Holdings Ltd.[1]	2,000,000	64,540
Walt Disney Co.	750,000	60,053
L’Occitane International SA2	23,700,000	58,534
Wynn Macau, Ltd.[2]	14,055,000	58,515
Wynn Resorts, Ltd.	251,340	55,835
Expedia, Inc.	758,000	54,955
Starbucks Corp.	655,000	48,064
Tesla Motors, Inc.[1]	228,000	47,527
Toyota Motor Corp.[2]	765,000	43,053
CBS Corp., Class B	695,000	42,951
Netflix, Inc.[1]	115,000	40,483
Industria de Diseño Textil, SA2	228,000	34,269
Luxottica Group SpA[2]	564,000	32,614
Swatch Group Ltd, non-registered shares[2]	47,000	29,540
Ralph Lauren Corp., Class A	168,000	27,036
Sturm, Ruger & Co., Inc.	445,000	26,611
priceline.com Inc.[1]	20,000	23,838
Burberry Group PLC[2]	675,000	15,732
Time Warner Cable Inc.	70,000	9,603
		4,341,697
Information technology 18.06%

Google Inc., Class A1	699,200	779,265
ASML Holding NV (New York registered)	3,371,016	314,718
ASML Holding NV2	1,808,186	167,404
Apple Inc.	645,000	346,197
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	64,813,000	253,248
Microsoft Corp.	5,615,000	230,159
Common stocks
		Value
Information technology (continued)	Shares	(000)

LinkedIn Corp., Class A1	1,135,000	$ 209,907
salesforce.com, inc.[1]	3,660,600	208,984
Facebook, Inc., Class A1	3,282,685	197,749
Concur Technologies, Inc.[1]	1,700,000	168,419
Nintendo Co., Ltd.[2]	1,114,960	132,801
Avago Technologies Ltd.	1,810,000	116,582
eBay Inc.[1]	2,007,900	110,916
Broadcom Corp., Class A	3,485,000	109,708
MercadoLibre, Inc.	1,033,225	98,270
Dolby Laboratories, Inc., Class A1	2,166,221	96,397
Wirecard AG2	1,923,972	79,978
Adobe Systems Inc.[1]	1,000,000	65,740
Rackspace Hosting, Inc.[1]	1,855,202	60,888
Amphenol Corp., Class A	570,000	52,240
Texas Instruments Inc.	1,010,000	47,622
Intuit Inc.	545,000	42,363
Hexagon AB, Class B2	1,212,551	41,284
Cisco Systems, Inc.	1,835,000	41,122
Autodesk, Inc.[1]	800,000	39,344
Trimble Navigation Ltd.[1]	1,000,000	38,870
Cognizant Technology Solutions Corp., Class A1	588,000	29,759
TE Connectivity Ltd.	470,000	28,299
Finisar Corp.[1]	850,000	22,534
Mail.Ru Group Ltd. (GDR)[1,2,3]	266,416	9,477
Mail.Ru Group Ltd. (GDR)[1,2]	86,584	3,080
		4,143,324
Financials 14.38%

Wells Fargo & Co.	15,178,396	754,973
American Express Co.	4,000,000	360,120
Berkshire Hathaway Inc., Class A1	1,500	281,025
JPMorgan Chase & Co.	3,553,920	215,759
Capital One Financial Corp.	2,580,000	199,073
Onex Corp.	2,844,500	157,933
Legal & General Group PLC[2]	45,158,246	154,326
American International Group, Inc.	2,833,300	141,693
Crown Castle International Corp.	1,715,000	126,533
ACE Ltd.	1,123,000	111,244
Arch Capital Group Ltd.[1]	1,800,000	103,572
Citigroup Inc.	1,825,000	86,870
American Tower Corp.	985,000	80,642
XL Group PLC	2,500,000	78,125
Leucadia National Corp.	2,589,740	72,513
Goldman Sachs Group, Inc.	434,400	71,177
CME Group Inc., Class A	771,300	57,084
Sterling Financial Corp.[3]	1,221,592	40,716
Charles Schwab Corp.	1,475,000	40,312
Bond Street Holdings LLC, Class A1,2,4	1,625,000	31,216
Legg Mason Partners Equity Fund	565,000	27,708
W. R. Berkley Corp.	655,000	27,261
First Republic Bank	495,000	26,725
Bank of America Corp.	1,550,000	26,660
MB Financial, Inc.	826,500	25,588
		3,298,848
Common stocks
		Value
Health care 13.62%	Shares	(000)

Gilead Sciences, Inc.[1]	5,317,800	$ 376,819
Incyte Corp.[1]	6,346,800	339,681
Grifols, SA, Class A, non-registered shares[2]	4,285,000	235,250
Grifols, SA, Class B, non-registered shares[2]	1,215,850	50,128
Grifols, SA, Class B (ADR)	195,000	8,053
UnitedHealth Group Inc.	3,510,000	287,785
Regeneron Pharmaceuticals, Inc.[1]	817,600	245,509
Vertex Pharmaceuticals Inc.[1]	3,403,700	240,710
Edwards Lifesciences Corp.[1]	3,040,400	225,506
Express Scripts Holding Co.[1]	2,672,500	200,678
Hologic, Inc.[1]	7,913,000	170,129
Merck & Co., Inc.	2,365,000	134,261
Allergan, Inc.	895,000	111,070
Humana Inc.	947,000	106,746
Baxter International Inc.	1,397,119	102,800
Intuitive Surgical, Inc.[1]	163,400	71,568
PerkinElmer, Inc.	1,195,000	53,847
Theravance, Inc.[1]	1,555,000	48,112
Roche Holding AG2	84,900	25,520
Myriad Genetics, Inc.[1]	746,100	25,509
Bristol-Myers Squibb Co.	469,500	24,391
Biogen Idec Inc.[1]	52,500	16,058
InnovaCare Inc.[1,2,3]	2,843,000	13,504
Pharmacyclics, Inc.[1]	100,799	10,102
		3,123,736
Industrials 10.65%

Union Pacific Corp.	1,650,000	309,639
Oshkosh Corp.[5]	4,947,000	291,230
Boeing Co.	2,305,000	289,254
American Airlines Group Inc.[1]	5,525,000	202,215
Rockwell Collins, Inc.	2,506,900	199,725
Airbus Group NV2	2,750,000	197,214
United Continental Holdings, Inc.[1]	3,200,700	142,847
Meggitt PLC[2]	11,240,199	90,107
Cummins Inc.	575,000	85,669
MTU Aero Engines AG2	917,696	85,354
Grafton Group PLC, units[2]	7,866,000	84,837
Fastenal Co.	1,695,000	83,597
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	56,482
General Dynamics Corp.	510,000	55,549
Caterpillar Inc.	550,000	54,654
W.W. Grainger, Inc.	200,000	50,532
Precision Castparts Corp.	190,000	48,024
Robert Half International Inc.	1,100,000	46,145
Iron Mountain Inc.	1,622,308	44,727
Graco Inc.	350,000	26,159
		2,443,960
Energy 9.73%

Noble Energy, Inc.	4,060,000	288,422
Suncor Energy Inc.	6,877,090	240,185
Concho Resources Inc.[1]	1,830,000	224,175
Pioneer Natural Resources Co.	1,130,000	211,468
Common stocks
		Value
Energy (continued)	Shares	(000)

Core Laboratories NV	925,000	$ 183,557
FMC Technologies, Inc.[1]	3,400,000	177,786
Chesapeake Energy Corp.	6,350,000	162,687
Schlumberger Ltd.	900,000	87,750
Royal Dutch Shell PLC, Class B (ADR)	1,100,000	85,921
Cobalt International Energy, Inc.[1]	4,420,000	80,974
Murphy Oil Corp.	1,101,800	69,259
EOG Resources, Inc.	303,700	59,577
Paramount Resources Ltd.[1]	1,170,000	50,472
Enbridge Inc.	1,088,171	49,423
Weatherford International Ltd.[1]	2,605,906	45,239
Oceaneering International, Inc.	535,000	38,445
Laredo Petroleum, Inc.[1]	1,386,123	35,845
Plains GP Holdings, LP, Class A	1,094,273	30,618
Africa Oil Corp. (SEK denominated)[1,2]	3,560,653	23,928
Africa Oil Corp.[1]	339,600	2,276
Oil States International, Inc.[1]	260,000	25,636
Laricina Energy Ltd.[1,2,4]	1,403,000	22,844
Tourmaline Oil Corp.[1]	480,000	22,692
Peyto Exploration & Development Corp.	370,000	12,625
		2,231,804
Consumer staples 5.01%

Costco Wholesale Corp.	2,485,000	277,525
Philip Morris International Inc.	2,280,000	186,664
Kerry Group PLC, Class A2	2,000,000	152,652
PepsiCo, Inc.	1,715,000	143,202
Herbalife Ltd.	2,000,000	114,540
Sprouts Farmers Market, Inc.[1]	1,440,000	51,883
Glanbia PLC[2]	3,314,077	50,873
Nu Skin Enterprises, Inc., Class A	600,000	49,710
CVS/Caremark Corp.	650,000	48,659
Raia Drogasil SA, ordinary nominative	4,000,000	34,606
TreeHouse Foods, Inc.[1]	364,695	26,254
Avon Products, Inc.	800,000	11,712
		1,148,280
Materials 3.47%

James Hardie Industries PLC (CDI)[2]	11,969,998	159,196
FMC Corp.	1,967,400	150,624
Potash Corp. of Saskatchewan Inc.	4,000,000	144,880
Nucor Corp.	1,250,000	63,175
First Quantum Minerals Ltd.	3,014,300	55,705
Smurfit Kappa PLC, Class A2	1,995,000	48,526
HudBay Minerals Inc.	5,617,200	43,850
Sealed Air Corp.	1,100,000	36,157
Mosaic Co.	660,000	33,000
Dow Chemical Co.	675,000	32,798
Schweitzer-Mauduit International, Inc.	681,200	29,012
		796,923
Telecommunication services 0.50%

Vodafone Group PLC[2]	19,129,090	70,425
Verizon Communications Inc.	789,003	37,533
Verizon Communications Inc. (CDI)[2]	133,341	6,358
		114,316
Common stocks
		Value
Utilities 0.16%	Shares	(000)

Exelon Corp.	1,025,000	$ 34,399
KGen Power Corp.[1,2,4,5]	3,166,128	1,741
		36,140
Miscellaneous 1.04%

Other common stocks in initial period of acquisition		238,691
Total common stocks (cost: $13,328,707,000)		21,917,719
Preferred securities 0.01%

Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		1,775
Total preferred securities (cost: $1,909,000)		1,775
Rights & warrants 0.03%

Energy 0.03%

Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	7,236
Total rights & warrants (cost: $17,736,000)		7,236

	Principal amount
Short-term securities 3.76%	(000)

Federal Home Loan Bank 0.058%–0.15% due 4/21–9/10/2014	$319,850	319,784
Freddie Mac 0.12%–0.16% due 4/15–8/19/2014	121,910	121,889
Fannie Mae 0.05%–0.13% due 5/1–7/23/2014	114,200	114,186
Procter & Gamble Co. 0.10% due 5/12/2014[3]	75,000	74,996
John Deere Cash Management SA 0.10% due 4/23/2014[3]	32,700	32,698
John Deere Financial Ltd. 0.08% due 4/4/2014[3]	21,000	21,000
John Deere Bank SA 0.09% due 5/8/2014[3]	10,000	9,999
Merck & Co. Inc. 0.08% due 6/4/2014[3]	50,000	49,996
Abbott Laboratories 0.08% due 5/7/2014[3]	34,600	34,597
Honeywell International Inc. 0.10% due 5/19/2014[3]	21,000	20,997
Pfizer Inc 0.09% due 6/17/2014[3]	20,400	20,398
Paccar Financial Corp. 0.07% due 5/16/2014	18,300	18,298
National Rural Utilities Cooperative Finance Corp. 0.09% due 5/7/2014	14,300	14,299
ExxonMobil Corp. 0.08% due 4/7/2014	9,000	9,000
Total short-term securities (cost: $862,051,000)		862,137
Total investment securities (cost: $14,210,403,000)		22,788,867
Other assets less liabilities		150,187
Net assets		$22,939,054

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2014, appear below.

						Value
					Dividend	of affiliates
					income	at 3/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Oshkosh Corp.	4,947,000	—	—	4,947,000	$ 742	$ 291,230
KGen Power Corp.[1,2,4]	3,166,128	—	—	3,166,128	—	1,741
					$742	$292,971

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,491,633,000, which represented 10.86% of the net assets of the fund. This amount includes $2,422,328,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $328,378,000, which represented 1.43% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Bond Street Holdings LLC, Class A	8/6/2010	$ 34,125	$ 31,216.13%
Laricina Energy Ltd.	6/21/2011	61,323	22,844.10
KGen Power Corp.	12/19/2006	—	1,741.01
Total restricted securities		$95,448	$55,801.24%

[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SEK = Swedish kronor

International FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 92.90%
		Value
Financials 19.72%	Shares	(000)

AIA Group Ltd.[1]	37,368,700	$ 177,544
Axis Bank Ltd.[1]	6,327,134	154,560
Barclays PLC[1]	35,381,875	138,012
Prudential PLC[1]	4,688,265	99,317
Credit Suisse Group AG1	2,879,624	93,248
UniCredit SpA[1]	9,894,336	90,574
BNP Paribas SA1	1,148,201	88,763
Sberbank of Russia (ADR)[1]	8,194,000	79,912
Commerzbank AG, non-registered shares[1,2]	4,267,872	78,522
Siam Commercial Bank PCL[1]	11,615,000	56,555
Sun Hung Kai Properties Ltd.[1]	4,073,339	49,946
Housing Development Finance Corp. Ltd.[1]	3,333,000	49,295
Henderson Land Development Co. Ltd.[1]	7,654,046	44,797
Mizuho Financial Group, Inc.[1]	16,538,800	32,632
UBS AG1	1,563,651	32,283
HDFC Bank Ltd.[1]	2,432,500	30,604
Assicurazioni Generali SpA[1]	1,301,000	29,033
HSBC Holdings PLC[1]	2,522,795	25,622
China Overseas Land & Investment Ltd.[1]	9,866,000	25,595
ICICI Bank Ltd.[1]	1,162,090	24,379
Cheung Kong (Holdings) Ltd.[1]	1,450,000	24,093
Deutsche Bank AG1	530,295	23,721
AEON Financial Service Co., Ltd.[1]	975,000	21,946
Bankia, SA1,2	10,320,309	21,822
Société Générale[1]	350,575	21,641
Investor AB, Class B1	407,632	14,769
AXA SA1	497,312	12,948
Link Real Estate Investment Trust[1]	2,579,732	12,695
Industrial and Commercial Bank of China Ltd., Class H1	19,969,950	12,290
Svenska Handelsbanken AB, Class A1	230,000	11,559
Bank of the Philippine Islands[1]	5,080,000	9,742
Bank of Ireland[1,2]	22,000,000	9,412
		1,597,831
Consumer discretionary 15.45%

Sands China Ltd.[1]	16,642,000	124,958
Volkswagen AG, nonvoting preferred[1]	412,900	106,980
Hyundai Motor Co.[1]	334,500	79,064
Melco Crown Entertainment Ltd. (ADR)[2]	1,985,000	76,720
Li & Fung Ltd.[1]	50,242,000	74,482
Galaxy Entertainment Group Ltd.[1,2]	8,363,000	73,038
Daimler AG1	702,000	66,343
Tata Motors Ltd.[1]	9,628,000	64,490
adidas AG1	493,000	53,410
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Altice SA1,2	1,014,127	$ 45,183
Kering SA1	187,233	38,241
Mahindra & Mahindra Ltd.[1]	2,262,000	37,239
Techtronic Industries Co. Ltd.[1]	13,116,000	36,525
Renault SA1	354,148	34,504
Cie. Générale des Établissements Michelin[1]	273,934	34,314
PT Astra International Tbk[1]	49,710,000	32,547
Shangri-La Asia Ltd.[1]	18,078,000	29,689
Rakuten, Inc.[1]	2,172,800	28,937
Hyundai Mobis Co., Ltd.[1]	85,000	25,214
Numericable Group SA, non-registered shares[1,2]	640,136	25,155
Genting Singapore PLC[1]	22,971,000	24,430
Bayerische Motoren Werke AG1	189,000	23,858
H & M Hennes & Mauritz AB, Class B1	545,000	23,226
SEGA SAMMY HOLDINGS INC.[1]	1,020,000	22,799
Kingfisher PLC[1]	2,219,000	15,621
Nissan Motor Co., Ltd.[1]	1,471,000	13,092
Kia Motors Corp.[1]	230,000	12,844
Industria de Diseño Textil, SA1	83,500	12,550
Panasonic Corp.[1]	840,500	9,589
Multi Screen Media Private Ltd.[1,2,3]	82,217	6,802
		1,251,844
Health care 13.56%

Novartis AG1	3,857,900	327,672
Bayer AG1	1,863,055	251,953
Novo Nordisk A/S, Class B1	4,378,180	199,731
Fresenius SE & Co. KGaA[1]	460,602	72,075
Teva Pharmaceutical Industries Ltd. (ADR)	1,226,000	64,782
Merck KGaA[1]	310,000	52,198
UCB SA1	571,000	45,784
Fresenius Medical Care AG & Co. KGaA[1]	537,000	37,465
Grifols, SA, Class B (ADR)	396,845	16,390
Grifols, SA, Class B, non-registered shares[1]	142,814	5,888
Sonic Healthcare Ltd.[1]	681,000	10,913
William Demant Holding A/S1,2	86,000	7,367
Pharmstandard OJSC (GDR)[1,2]	692,800	6,028
Pharmstandard OJSC (GDR)[1,2,4]	12,800	111
		1,098,357
Industrials 12.54%

SMC Corp.[1]	440,100	115,802
Ryanair Holdings PLC (ADR)[2]	1,497,700	88,080
Jardine Matheson Holdings Ltd.[1]	1,217,600	77,245
Legrand SA1	1,180,000	73,380
Bureau Veritas SA1	1,941,096	59,499
Schneider Electric SA1	647,950	57,607
VINCI SA1	755,241	56,275
Deutsche Lufthansa AG1,2	2,130,500	55,805
ASSA ABLOY AB, Class B1	951,400	50,815
Airbus Group NV1	690,514	49,520
KONE Oyj, Class B1	1,109,400	46,592
Babcock International Group PLC[1]	1,715,000	38,553
Hutchison Whampoa Ltd.[1]	2,779,000	36,893
Common stocks
		Value
Industrials (continued)	Shares	(000)

Marubeni Corp.[1]	5,334,000	$ 35,757
Rolls-Royce Holdings PLC[1,2]	1,503,986	26,979
China State Construction International Holdings Ltd.[1]	13,878,000	23,684
Komatsu Ltd.[1]	1,008,000	20,846
easyJet PLC[1]	695,359	19,904
Siemens AG1	143,300	19,285
Rexel SA1	709,356	18,622
DP World Ltd.	550,859	9,860
ITOCHU Corp.[1]	800,000	9,332
SGS SA1	3,700	9,140
A.P. Møller — Mærsk A/S, Class B1	729	8,764
China Merchants Holdings (International) Co., Ltd.[1]	2,311,072	7,947
		1,016,186
Information technology 12.02%

Samsung Electronics Co. Ltd.[1]	203,710	257,605
Murata Manufacturing Co., Ltd.[1]	1,456,900	137,107
Baidu, Inc., Class A (ADR)[2]	888,000	135,313
Gemalto NV1	709,453	82,790
NetEase, Inc. (ADR)	1,075,605	72,388
Tencent Holdings Ltd.[1]	852,500	59,356
Nintendo Co., Ltd.[1]	369,700	44,034
Samsung SDI Co., Ltd.[1]	254,899	38,694
ASML Holding NV1	344,316	31,877
Delta Electronics, Inc.[1]	3,896,623	24,152
SAP AG1	283,000	22,907
Infineon Technologies AG1	1,508,440	17,998
Yandex NV, Class A2	540,000	16,303
Mail.Ru Group Ltd. (GDR)[1,2]	280,000	9,961
Mail.Ru Group Ltd. (GDR)[1,2,4]	120,000	4,269
Tech Mahindra Ltd.[1]	320,212	9,640
Keyence Corp.[1]	22,100	9,092
		973,486
Consumer staples 5.63%

Nestlé SA1	1,836,700	138,393
Pernod Ricard SA1	840,200	97,888
Associated British Foods PLC[1]	1,443,588	66,943
ITC Ltd.[1]	6,071,931	35,863
British American Tobacco PLC[1]	612,000	34,073
SABMiller PLC[1]	326,400	16,303
PT Indofood Sukses Makmur Tbk[1]	24,400,000	15,778
Danone SA1	220,900	15,625
Reckitt Benckiser Group PLC[1]	147,500	12,021
Orion Corp.[1]	10,790	8,297
Unilever NV, depository receipts[1]	199,387	8,198
Treasury Wine Estates Ltd.[1]	1,341,000	4,392
China Resources Enterprise, Ltd.[1]	654,000	1,854
		455,628
Materials 4.18%

Rio Tinto PLC[1]	1,062,000	59,227
Syngenta AG1	125,400	47,565
BASF SE1	421,000	46,789
Common stocks
		Value
Materials (continued)	Shares	(000)

Linde AG1	229,100	$ 45,858
Grasim Industries Ltd.[1]	502,785	24,302
Grasim Industries Ltd. (GDR)[1]	131,304	6,346
ArcelorMittal[1]	1,846,400	29,912
Givaudan SA1	13,932	21,572
Fortescue Metals Group Ltd.[1]	2,860,000	14,010
LG Chem, Ltd.[1]	56,100	13,429
Amcor Ltd.[1]	1,240,000	11,956
First Quantum Minerals Ltd.	630,000	11,643
Akzo Nobel NV1	73,350	6,010
		338,619
Telecommunication services 3.99%

SoftBank Corp.[1]	1,936,700	146,065
MTN Group Ltd.[1]	4,575,421	93,685
Shin Corp. PCL, nonvoting depository receipts[1]	16,145,000	38,540
Shin Corp. PCL[1]	4,326,000	10,327
Axiata Group Bhd.[1]	5,130,000	10,481
Vodafone Group PLC[1]	2,482,500	9,139
TIM Participações SA, ordinary nominative	1,632,000	8,523
OJSC Mobile TeleSystems (ADR)	380,800	6,660
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		323,420
Utilities 2.69%

Power Grid Corp. of India Ltd.[1]	70,440,440	123,835
ENN Energy Holdings Ltd.[1]	5,764,000	40,297
SSE PLC[1]	1,042,018	25,550
GDF SUEZ[1]	605,515	16,592
PT Perusahaan Gas Negara (Persero) Tbk[1]	25,650,000	11,653
		217,927
Energy 2.19%

Royal Dutch Shell PLC, Class B1	1,730,000	67,493
BP PLC[1]	4,966,437	39,773
INPEX CORP.[1]	1,898,000	24,581
BG Group PLC[1]	902,000	16,822
Eni SpA[1]	628,000	15,771
OJSC Gazprom (ADR)[1]	1,713,500	13,232
		177,672
Miscellaneous 0.93%

Other common stocks in initial period of acquisition		75,347
Total common stocks (cost: $5,441,936,000)		7,526,317
Rights & warrants 0.01%

Miscellaneous 0.01%

Other rights & warrants in initial period of acquisition		936
Total rights & warrants (cost: $0)		936
Bonds, notes & other debt instruments 1.16%
	Principal amount	Value
U.S. Treasury bonds & notes 1.16%	(000)	(000)

U.S. Treasury 4.75% 2014[5]	$ 65,000	$ 65,372
U.S. Treasury 0.25% 2015	28,200	28,233
Total bonds, notes & other debt instruments (cost: $93,562,000)		93,605
Short-term securities 5.49%

Federal Home Loan Bank 0.06%–0.12% due 5/7–9/5/2014	146,800	146,765
Bank of Nova Scotia 0.165% due 6/9/2014	61,500	61,486
Société Générale North America, Inc. 0.155% due 5/9/2014	55,000	54,991
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 5/6/2014[4]	46,900	46,892
General Electric Capital Corp. 0.18% due 4/2/2014	30,000	30,000
General Electric Co. 0.05% due 4/1/2014	13,700	13,700
Canadian Imperial Bank of Commerce 0.16% due 7/31/2014	30,000	30,000
International Bank for Reconstruction and Development 0.09% due 5/2/2014	23,700	23,699
Toronto-Dominion Holdings USA Inc. 0.13% due 5/27/2014[4]	20,000	19,996
BNP Paribas Finance Inc. 0.19% due 6/20/2014	17,400	17,392
Total short-term securities (cost: $444,895,000)		444,921
Total investment securities (cost: $5,980,393,000)		8,065,779
Other assets less liabilities		35,435
Net assets		$8,101,214

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $330,035,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/4/2014	UBS AG	$6,236	A$7,000	$ (238)
Euros	4/14/2014	Bank of America, N.A.	$24,953	€18,000	156
Japanese yen	4/17/2014	Barclays Bank PLC	$52,097	¥5,350,000	259
Japanese yen	4/28/2014	Barclays Bank PLC	$109,127	¥11,155,000	1,035
Japanese yen	4/28/2014	HSBC Bank	$6,610	¥670,000	118
Swiss francs	4/28/2014	Citibank	$14,141	CHF12,500	(2)
					$1,328

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $7,035,328,000, which represented 86.84% of the net assets of the fund. This amount includes $6,990,712,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$ 32,519	$ 6,802.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802.08%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $71,268,000, which represented .88% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $251,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

New World Fund®

Investment portfolio

March 31, 2014

unaudited

Common stocks 82.46%
		Value
Information technology 14.40%	Shares	(000)

Baidu, Inc., Class A (ADR)[1]	501,700	$ 76,449
Alcatel-Lucent[1,2]	16,426,961	64,907
Mail.Ru Group Ltd. (GDR)[1,2]	817,853	29,093
Mail.Ru Group Ltd. (GDR)[1,2,3]	432,264	15,377
Google Inc., Class A1	37,400	41,683
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	5,322,000	20,795
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	10,811
Cognizant Technology Solutions Corp., Class A1	456,000	23,078
AAC Technologies Holdings Inc.[2]	3,546,000	18,490
Murata Manufacturing Co., Ltd.[2]	164,000	15,434
TDK Corp.[2]	341,900	14,251
ASM Pacific Technology Ltd.[2]	1,141,800	11,084
Hexagon AB, Class B2	316,000	10,759
OMRON Corp.[2]	213,000	8,767
Tencent Holdings Ltd.[2]	113,300	7,889
STMicroelectronics NV2	710,000	6,575
Broadcom Corp., Class A	145,000	4,565
SINA Corp.[1]	55,200	3,335
Quanta Computer Inc.[2]	932,000	2,505
Yandex NV, Class A1	75,100	2,267
		388,114
Consumer discretionary 12.20%

Naspers Ltd., Class N2	375,919	41,476
Ctrip.com International, Ltd. (ADR)[1]	718,500	36,227
Swatch Group Ltd, non-registered shares[2]	25,450	15,995
Swatch Group Ltd[2]	106,600	12,374
Melco International Development Ltd.[2]	8,155,000	27,566
Domino’s Pizza, Inc.	338,000	26,016
Arcos Dorados Holdings Inc., Class A	2,561,352	25,818
Toyota Motor Corp.[2]	398,900	22,450
Zee Entertainment Enterprises Ltd.[2]	3,832,000	17,402
L’Occitane International SA2	5,486,750	13,551
Hyundai Mobis Co., Ltd.[2]	41,000	12,162
Honda Motor Co., Ltd.[2]	345,000	12,131
Truworths International Ltd.[2]	1,450,000	10,670
NIKE, Inc., Class B	117,000	8,642
Publicis Groupe SA2	88,101	7,968
Golden Eagle Retail Group Ltd.[2]	5,000,000	6,946
Las Vegas Sands Corp.	84,500	6,826
Hero MotoCorp Ltd.[2]	150,000	5,719
Nokian Renkaat Oyj[2]	140,000	5,673
Industria de Diseño Textil, SA2	36,000	5,411
Wynn Macau, Ltd.[2]	997,000	4,151
Mr Price Group Ltd.[2]	230,420	3,445
		328,619
Common stocks
		Value
Consumer staples 11.31%	Shares	(000)

LT Group, Inc.[2]	104,395,900	$ 40,600
Shoprite Holdings Ltd.[2]	2,216,603	33,521
OJSC Magnit (GDR)[2]	517,600	28,415
OJSC Magnit (GDR)[2,3]	4,500	247
Lenta Ltd. (GDR)[1,2,3]	2,720,000	26,384
Nestlé SA2	293,696	22,130
ITC Ltd.[2]	3,715,000	21,942
Pernod Ricard SA2	168,900	19,678
British American Tobacco PLC[2]	293,000	16,313
United Breweries Ltd.[2]	874,904	12,080
Grupo Nutresa SA	827,458	11,447
Asahi Group Holdings, Ltd.[2]	395,000	11,081
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	10,443
Procter & Gamble Co.	125,000	10,075
Unilever NV, depository receipts[2]	200,000	8,223
Japan Tobacco Inc.[2]	208,000	6,522
Carrefour SA, non-registered shares[2]	144,200	5,588
Imperial Tobacco Group PLC[2]	120,549	4,875
PepsiCo, Inc.	57,000	4,759
SABMiller PLC[2]	83,500	4,171
Coca-Cola Icecek AS, Class C2	100,000	2,405
Kirin Holdings Co., Ltd.[2]	150,000	2,085
Anheuser-Busch InBev NV2	18,100	1,902
		304,886
Financials 10.61%

AEON Financial Service Co., Ltd.[2]	1,600,000	36,014
Fibra Uno Administración, SA de CV	8,637,503	27,939
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	27,407
Citigroup Inc.	560,000	26,656
Housing Development Finance Corp. Ltd.[2]	1,353,000	20,011
ICICI Bank Ltd.[2]	657,584	13,795
ICICI Bank Ltd. (ADR)	110,000	4,818
Kotak Mahindra Bank Ltd.[2]	1,373,886	17,952
American Tower Corp.	190,000	15,555
Banco Bilbao Vizcaya Argentaria, SA2	1,241,073	14,932
Raiffeisen Bank International AG, non-registered shares[2]	353,782	11,821
Agricultural Bank of China, Class H2	24,315,000	10,604
BDO Unibank, Inc.[2]	5,400,003	10,250
FirstRand Ltd.[2]	2,595,127	8,899
Sberbank of Russia (ADR)	682,500	6,668
AIA Group Ltd.[2]	1,391,600	6,612
Metropolitan Bank & Trust Co.[1,2]	3,685,500	6,369
ACE Ltd.	54,000	5,349
Prudential PLC[2]	207,320	4,392
Bank Pekao SA2	60,000	3,883
Banco Santander, SA1,2	340,744	3,254
Banco Industrial e Comercial SA, preferred nominative	512,900	1,795
MMI Holdings Ltd.[2]	323,208	756
Ayala Land, Inc.[2]	15,000,000	34
China Construction Bank Corp., Class H2	535	—
		285,765
Common stocks
		Value
Energy 8.50%	Shares	(000)

Pacific Rubiales Energy Corp.	2,325,100	$ 41,875
Royal Dutch Shell PLC, Class B2	600,000	23,408
Royal Dutch Shell PLC, Class B (ADR)	95,000	7,421
Oil Search Ltd.[2]	3,738,085	29,339
InterOil Corp.[1]	386,000	24,997
Africa Oil Corp.[1]	3,213,299	21,538
Africa Oil Corp. (SEK denominated)[1,2]	264,819	1,779
Galp Energia, SGPS, SA, Class B2	1,314,602	22,729
Cobalt International Energy, Inc.[1]	869,800	15,935
Ophir Energy PLC[1,2]	3,818,800	15,276
Oil and Gas Development Co. Ltd.[2]	4,000,000	9,813
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	9,205
Noble Energy, Inc.	60,000	4,262
African Petroleum Corp. Ltd.[1,2]	5,561,609	1,444
		229,021
Health care 7.11%

Novo Nordisk A/S, Class B2	1,035,600	47,244
Novartis AG2	260,500	22,126
Novartis AG (ADR)	134,000	11,393
Krka, dd, Novo mesto[2]	353,049	29,363
Merck & Co., Inc.	260,000	14,760
AstraZeneca PLC[2]	215,000	13,931
Cochlear Ltd.[2]	225,000	11,899
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,568
Grifols, SA, Class A, non-registered shares[2]	95,700	5,254
Grifols, SA, Class B, non-registered shares[2]	46,473	1,916
PerkinElmer, Inc.	140,000	6,308
Thermo Fisher Scientific Inc.	52,000	6,253
Hikma Pharmaceuticals PLC[2]	205,000	5,688
PT Kalbe Farma Tbk[2]	36,870,000	4,783
		191,486
Industrials 5.06%

Airbus Group NV2	431,929	30,975
Cummins Inc.	192,500	28,681
ASSA ABLOY AB, Class B2	410,886	21,946
CIMC Enric Holdings Ltd.[2]	6,992,000	9,883
Kansas City Southern	95,000	9,696
United Technologies Corp.	63,000	7,361
Experian PLC[2]	400,000	7,215
Rolls-Royce Holdings PLC[1,2]	360,400	6,465
Toshiba Corp.[2]	1,000,000	4,227
Chart Industries, Inc.[1]	48,500	3,858
Mitsubishi Heavy Industries, Ltd.[2]	550,000	3,201
Spirax-Sarco Engineering PLC[2]	60,000	2,898
		136,406
Telecommunication services 4.25%

Reliance Communications Ltd.[2]	24,557,631	53,104
Globe Telecom, Inc.[2]	411,000	15,251
SoftBank Corp.[2]	194,200	14,646
MTN Group Ltd.[2]	444,459	9,101
Vodafone Group PLC[2]	1,996,574	7,351
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Hellenic Telecommunications Organization SA1,2	330,000	$ 5,454
China Telecom Corp. Ltd., Class H2	7,084,000	3,281
OJSC MegaFon (GDR)[2,3]	94,300	2,654
OJSC MegaFon (GDR)[2]	13,200	371
NII Holdings, Inc., Class B1	1,478,500	1,759
PT XL Axiata Tbk[2]	3,678,000	1,429
Advanced Info Service PCL[2]	22,500	157
		114,558
Materials 3.13%

First Quantum Minerals Ltd.	1,419,400	26,231
Northam Platinum Ltd.[2]	2,760,000	10,206
OJSC ALROSA[2]	9,582,236	9,847
Vedanta Resources PLC[2]	572,000	8,627
Holcim Ltd[2]	92,000	7,640
Aquarius Platinum Ltd. (GBP denominated)[1,2]	8,756,342	5,185
Aquarius Platinum Ltd.[1,2]	2,151,226	1,289
Linde AG2	29,000	5,805
Glencore Xstrata PLC[2]	850,000	4,384
Lonmin PLC[1,2]	500,000	2,388
PT Semen Indonesia (Persero) Tbk[2]	1,560,000	2,190
UltraTech Cement Ltd.[2]	14,574	535
		84,327
Utilities 1.40%

Power Grid Corp. of India Ltd.[2]	7,459,630	13,114
Infraestructura Energética Nova, SAB de CV	1,300,000	6,727
Cheung Kong Infrastructure Holdings Ltd.[2]	1,020,000	6,543
ENN Energy Holdings Ltd.[2]	824,000	5,761
China Resources Gas Group Ltd.[2]	1,750,000	5,577
		37,722
Miscellaneous 4.49%

Other common stocks in initial period of acquisition		121,018
Total common stocks (cost: $1,839,626,000)		2,221,922
Preferred securities 0.03%

Consumer discretionary 0.03%

Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	943
Total preferred securities (cost: $570,000)		943
Rights & warrants 0.01%

Financials 0.01%

Banco Bilbao Vizcaya Argentaria, SA, rights, expire 2014[1]	1,241,073	291
Total rights & warrants (cost: $287,000)		291

Bonds, notes & other debt instruments 7.99%
	Principal amount	Value
Bonds & notes of governments outside the U.S. 6.20%	(000)	(000)

Greek Government 2.00%/3.00% 2023[4]	€1,520	$1,652
Greek Government 2.00%/3.00% 2024[4]	1,520	1,607
Greek Government 2.00%/3.00% 2025[4]	1,520	1,580
Greek Government 2.00%/3.00% 2026[4]	1,520	1,550
Greek Government 2.00%/3.00% 2027[4]	1,520	1,525
Greek Government 2.00%/3.00% 2028[4]	1,520	1,497
Greek Government 2.00%/3.00% 2029[4]	1,520	1,477
Greek Government 2.00%/3.00% 2030[4]	1,520	1,459
Greek Government 2.00%/3.00% 2031[4]	1,520	1,443
Greek Government 2.00%/3.00% 2032[4]	1,520	1,430
Greek Government 2.00%/3.00% 2033[4]	1,520	1,415
Greek Government 2.00%/3.00% 2034[4]	1,520	1,404
Greek Government 2.00%/3.00% 2035[4]	1,520	1,397
Greek Government 2.00%/3.00% 2036[4]	1,520	1,393
Greek Government 2.00%/3.00% 2037[4]	1,520	1,391
Greek Government 2.00%/3.00% 2038[4]	1,520	1,388
Greek Government 2.00%/3.00% 2039[4]	1,520	1,384
Greek Government 2.00%/3.00% 2040[4]	1,520	1,383
Greek Government 2.00%/3.00% 2041[4]	1,520	1,380
Greek Government 2.00%/3.00% 2042[4]	1,520	1,384
United Mexican States Government, Series M, 5.00% 2017	MXN10,000	782
United Mexican States Government Global, Series A, 5.625% 2017	$1,152	1,284
United Mexican States Government, Series M10, 7.75% 2017	MXN17,000	1,438
United Mexican States Government 3.50% 2017[5]	10,293	843
United Mexican States Government 4.00% 2019[5]	18,014	1,522
United Mexican States Government Global, Series A, 5.125% 2020	$1,984	2,212
United Mexican States Government, Series M, 6.50% 2021	MXN34,400	2,761
United Mexican States Government Global, Series A, 3.625% 2022	$2,100	2,107
United Mexican States Government 2.00% 2022[5]	MXN12,867	953
United Mexican States Government, Series M20, 10.00% 2024	23,500	2,334
United Mexican States Government Global, Series A, 6.05% 2040	$530	606
United Mexican States Government 4.00% 2040[5]	MXN7,205	578
United Mexican States Government Global 5.55% 2045	$1,155	1,230
Indonesia (Republic of) 6.875% 2018	400	457
Indonesia (Republic of) 5.875% 2020	3,900	4,280
Indonesia (Republic of) 4.875% 2021[3]	3,000	3,090
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	1,342
Indonesia (Republic of) 3.375% 2023[3]	$1,475	1,324
Indonesia (Republic of) 6.625% 2037	750	801
Indonesia (Republic of) 5.25% 2042	1,400	1,283
Indonesia (Republic of) 4.625% 2043	500	421
Indonesia (Republic of) 6.75% 2044[3]	500	548
Philippines (Republic of) 4.95% 2021	PHP129,000	2,979
Philippines (Republic of) 6.375% 2022	29,500	765
Philippines (Republic of) 5.50% 2026	$1,000	1,132
Philippines (Republic of) 7.75% 2031	2,235	3,065
Philippines (Republic of) 6.25% 2036	PHP102,000	2,307
Hungarian Government 4.125% 2018	$ 600	611
Hungarian Government 4.00% 2019	200	199
Hungarian Government 6.25% 2020	4,325	4,741
Hungarian Government 6.375% 2021	1,550	1,703
Hungarian Government 5.375% 2023	890	909
Hungarian Government, Series 23A, 6.00% 2023	HUF155,840	730
Hungarian Government 5.375% 2024	$200	201
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Hungarian Government, Series 25B, 5.50% 2025	HUF119,160	$ 530
Hungarian Government 7.625% 2041	$10	12
Colombia (Republic of) Global 12.00% 2015	COP 209,000	118
Colombia (Republic of), Series B, 5.00% 2018	5,214,700	2,602
Colombia (Republic of) Global 4.375% 2021	$1,100	1,147
Colombia (Republic of), Series B, 7.00% 2022	COP1,790,000	947
Colombia (Republic of) Global 9.85% 2027	977,000	647
Colombia (Republic of), Series B, 6.00% 2028	4,720,300	2,215
Colombia (Republic of) Global 6.125% 2041	$1,100	1,240
Turkey (Republic of) 10.00% 2015	TRY1,675	777
Turkey (Republic of) 4.557% 2018[3]	$785	802
Turkey (Republic of) 10.50% 2020	TRY3,025	1,444
Turkey (Republic of) 3.00% 2021[5]	1,281	576
Turkey (Republic of) 5.625% 2021	$3,700	3,878
Turkey (Republic of) 6.00% 2041	1,300	1,282
Russian Federation 6.20% 2018	RUB120,950	3,260
Russian Federation 7.50% 2030[6]	$2,363	2,693
Russian Federation 7.50% 2030[3,6]	2,333	2,659
Polish Government 3.00% 2016[5]	PLN2,955	1,021
Polish Government, Series 1021, 5.75% 2021	4,200	1,540
Polish Government 5.00% 2022	$1,100	1,203
Polish Government 4.00% 2024	3,315	3,349
Croatian Government 6.75% 2019[3]	2,200	2,434
Croatian Government 6.625% 2020	880	967
Croatian Government 6.625% 2020[3]	500	550
Croatian Government 6.375% 2021[3]	1,450	1,570
Croatian Government 5.50% 2023[3]	200	203
Slovenia (Republic of) 4.75% 2018[3]	610	654
Slovenia (Republic of) 4.125% 2019[3]	400	415
Slovenia (Republic of) 5.85% 2023[3]	3,740	4,095
Slovenia (Republic of) 5.85% 2023	300	329
India Treasury Bill 0% 2014	INR160,000	2,678
India Treasury Bill 0% 2014	160,000	2,670
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR22,000	2,021
South Africa (Republic of), Series R-213, 7.00% 2031	21,850	1,757
South Africa (Republic of), Series R-214, 6.50% 2041	18,000	1,284
Brazil (Federal Republic of) 10.00% 2017	BRL2,000	834
Brazil (Federal Republic of) 6.00% 2018[5]	2,439	1,056
Brazil (Federal Republic of) 6.00% 2020[5]	2,805	1,205
Brazil (Federal Republic of) 6.00% 2045[5]	4,879	1,934
Venezuela (Republic of) 9.25% 2027	$5,740	4,305
Venezuela (Republic of) 9.25% 2028	750	551
Argentina (Republic of) 7.00% 2015	1,325	1,283
Argentina (Republic of) 7.00% 2017	3,595	3,221
Peru (Republic of) 8.375% 2016	1,706	1,958
Peru (Republic of) 8.75% 2033	864	1,266
Peru (Republic of) 6.55% 2037[6]	782	944
Panama (Republic of) Global 8.875% 2027	300	417
Panama (Republic of) Global 9.375% 2029	1,148	1,634
Panama (Republic of) Global 6.70% 2036[6]	859	1,014
Nigeria (Republic of) 5.125% 2018[3]	475	487
Nigeria (Republic of) 16.00% 2019	NGN160,000	1,046
Nigeria (Republic of) 6.75% 2021[3]	$910	973
Nigeria (Republic of) 6.375% 2023[3]	235	244
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Dominican Republic 9.04% 2018[6]	$ 350	$ 386
Dominican Republic 7.50% 2021[6]	100	112
Dominican Republic 8.625% 2027[3,6]	1,150	1,292
Morocco Government 4.25% 2022	600	583
Morocco Government 4.25% 2022[3]	250	243
Morocco Government 5.50% 2042	1,000	939
Bahrain Government 5.50% 2020	1,350	1,456
Uruguay (Republic of) 5.00% 2018[5]	UYU13,261	616
Uruguay (Republic of) 4.375% 2028[5,6]	12,627	586
Chilean Government 5.50% 2020	CLP180,000	333
		167,164
Corporate bonds & notes 1.07%
Energy 0.37%

Petróleos Mexicanos 5.50% 2021	$ 845	927
Petróleos Mexicanos 4.875% 2022	1,435	1,503
Petróleos Mexicanos 3.50% 2023	420	396
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,007
Petróleos Mexicanos 6.50% 2041	1,400	1,540
Petróleos Mexicanos 5.50% 2044	425	412
Gazprom OJSC 5.092% 2015[3]	1,275	1,324
Gazprom OJSC 6.51% 2022[3]	600	621
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	466	503
PTT Exploration & Production Ltd. 5.692% 2021[3]	400	440
Ecopetrol SA 5.875% 2023	325	356
		10,029
Utilities 0.23%

Eskom Holdings Ltd. 5.75% 2021[3]	2,985	3,067
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	1,027
AES Panamá, SA 6.35% 2016[3]	1,100	1,190
CEZ, a s 4.25% 2022[3]	945	969
		6,253
Financials 0.17%

HSBK (Europe) BV 7.25% 2021[3]	1,640	1,723
BBVA Bancomer SA, junior subordinated 7.25% 2020[3]	225	250
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,168
Bank of India 3.625% 2018[3]	700	694
VEB Finance Ltd. 6.902% 2020	600	632
Banco de Crédito del Perú 5.375% 2020[3]	100	106
		4,573
Materials 0.09%

CEMEX SAB de CV 9.00% 2018[3]	1,190	1,300
CEMEX España, SA 9.25% 2020[3]	1,063	1,172
		2,472
Telecommunication services 0.08%

Digicel Group Ltd. 8.25% 2020[3]	600	643
Digicel Group Ltd. 6.00% 2021[3]	750	769
Digicel Group Ltd. 7.125% 2022[3]	800	811
		2,223

Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples 0.06%	(000)	(000)

BFF International Ltd. 7.25% 2020[3]	$1,200	$ 1,368
Marfrig Overseas Ltd. 9.50% 2020	100	102
		1,470
Industrials 0.06%

Brunswick Rail Finance Ltd. 6.50% 2017	850	863
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	558
		1,421
Consumer discretionary 0.01%

Grupo Televisa, SAB 7.25% 2043	MXN2,000	124
Total corporate bonds & notes		28,565
U.S. Treasury bonds & notes 0.72%

U.S. Treasury 4.75% 2014	$ 1,650	1,659
U.S. Treasury 4.00% 2015	17,200	17,784
		19,443
Total bonds, notes & other debt instruments (cost: $201,410,000)		215,172

Short-term securities 9.10%

GlaxoSmithKline Finance PLC 0.10%–0.11% due 5/16–5/20/2014[3]	45,000	44,992
Svenska Handelsbanken Inc. 0.16%–0.17% due 5/7–6/11/2014[3]	36,800	36,792
Federal Home Loan Bank 0.06% due 4/16–5/22/2014	33,700	33,698
Victory Receivables Corp. 0.15% due 4/24/2014[3]	24,500	24,498
Coca-Cola Co. 0.09% due 5/23/2014[3]	21,400	21,397
Sumitomo Mitsui Banking Corp. 0.10% due 4/3/2014[3]	20,000	20,000
General Electric Co. 0.05% due 4/1/2014	17,000	17,000
Wells Fargo & Co. 0.22% due 6/17/2014	16,000	15,994
Freddie Mac 0.12%–0.14% due 7/16–9/17/2014	15,900	15,896
Mizuho Funding LLC 0.195% due 5/7/2014[3]	14,800	14,797
Total short-term securities (cost: $245,061,000)		245,064
Total investment securities (cost: $2,286,954,000)		2,683,392
Other assets less liabilities		11,070
Net assets		$2,694,462

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $38,699,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	5/2/2014	Citibank	$992	BRL2,250	$ 8
Euros	4/28/2014	Bank of New York Mellon	$2,072	€1,500	5
Japanese yen	4/16/2014	UBS AG	$1,882	¥193,800	4
Japanese yen	4/28/2014	HSBC Bank	$19,003	¥1,941,948	186
Mexican pesos	4/14/2014	Bank of America, N.A.	$665	MXN8,825	(11)
Mexican pesos	4/28/2014	Barclays Bank PLC	$2,079	MXN27,650	(23)
Philippine pesos	4/10/2014	JPMorgan Chase	$1,077	PHP47,900	10
Philippine pesos	4/16/2014	Barclays Bank PLC	$2,987	PHP133,100	20
Philippine pesos	4/25/2014	Barclays Bank PLC	$433	PHP19,675	(5)
Russian rubles	4/8/2014	Barclays Bank PLC	$1,669	RUB61,600	(84)
South African rand	4/7/2014	Credit Suisse AG	$1,799	ZAR19,500	(51)
					$59

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,542,957,000, which represented 57.26% of the net assets of the fund. This amount includes $1,542,923,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $247,397,000, which represented 9.18% of the net assets of the fund.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

NGN = Nigerian naira

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

SEK = Swedish kronor

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Blue Chip Income and Growth FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 96.74%
		Value
Health care 17.82%	Shares	(000)

Amgen Inc.	2,605,600	$ 321,375
Gilead Sciences, Inc.[1]	4,063,700	287,954
Aetna Inc.	1,735,000	130,073
AbbVie Inc.	1,484,800	76,319
Bristol-Myers Squibb Co.	1,125,000	58,444
Zimmer Holdings, Inc.	600,000	56,748
Novartis AG (ADR)	650,500	55,305
Teva Pharmaceutical Industries Ltd. (ADR)	1,000,000	52,840
Abbott Laboratories	850,000	32,733
Merck & Co., Inc.	500,000	28,385
Cardinal Health, Inc.	400,000	27,992
Medtronic, Inc.	450,000	27,693
Boston Scientific Corp.[1]	1,633,832	22,089
		1,177,950
Information technology 16.74%

Oracle Corp.	5,150,000	210,686
Hewlett-Packard Co.	6,308,440	204,141
Apple Inc.	365,811	196,345
Western Union Co.	8,225,000	134,561
Texas Instruments Inc.	2,630,000	124,005
Microsoft Corp.	2,040,000	83,620
Google Inc., Class A1	57,760	64,374
International Business Machines Corp.	330,000	63,522
Intel Corp.	1,000,000	25,810
		1,107,064
Industrials 13.04%

General Dynamics Corp.	1,130,000	123,080
CSX Corp.	3,200,000	92,704
United Parcel Service, Inc., Class B	850,000	82,773
Union Pacific Corp.	375,000	70,372
United Technologies Corp.	500,000	58,420
Norfolk Southern Corp.	592,800	57,602
Rockwell Automation	450,000	56,047
Textron Inc.	1,365,000	53,631
Illinois Tool Works Inc.	650,000	52,865
Cummins Inc.	338,100	50,374
Eaton Corp. PLC	600,000	45,072
PACCAR Inc	500,000	33,720
General Electric Co.	1,300,000	33,657
Emerson Electric Co.	400,000	26,720
Waste Management, Inc.	600,000	25,242
		862,279
Common stocks
		Value
Consumer staples 11.30%	Shares	(000)

Philip Morris International Inc.	2,062,400	$ 168,849
Altria Group, Inc.	4,155,000	155,522
CVS/Caremark Corp.	1,650,000	123,519
Kimberly-Clark Corp.	500,000	55,125
Mondelez International, Inc.	1,580,000	54,589
Lorillard, Inc.	815,000	44,075
Kraft Foods Group, Inc.	676,666	37,961
ConAgra Foods, Inc.	1,200,000	37,236
Kellogg Co.	592,000	37,124
PepsiCo, Inc.	400,000	33,400
		747,400
Telecommunication services 8.99%

Verizon Communications Inc.	6,831,339	324,967
CenturyLink, Inc.	5,107,000	167,714
AT&T Inc.	2,000,000	70,140
Vodafone Group PLC (ADR)	867,273	31,924
		594,745
Utilities 6.33%

Exelon Corp.	4,494,680	150,841
FirstEnergy Corp.	3,465,200	117,921
PG&E Corp.	2,413,000	104,242
Southern Co.	750,000	32,955
Xcel Energy Inc.	250,000	7,590
NextEra Energy, Inc.	50,000	4,781
		418,330
Energy 5.88%

Baker Hughes Inc.	1,352,882	87,964
Exxon Mobil Corp.	831,300	81,201
ConocoPhillips	1,000,000	70,350
Royal Dutch Shell PLC, Class B (ADR)	750,000	58,583
Chevron Corp.	489,935	58,258
Kinder Morgan, Inc.	1,000,000	32,490
		388,846
Consumer discretionary 5.56%

Johnson Controls, Inc.	2,905,000	137,465
General Motors Co.	2,000,000	68,840
Las Vegas Sands Corp.	493,000	39,825
Wynn Resorts, Ltd.	175,000	38,876
YUM! Brands, Inc.	437,600	32,991
Royal Caribbean Cruises Ltd.	500,000	27,280
Harley-Davidson, Inc.	340,000	22,647
		367,924
Financials 4.33%

Capital One Financial Corp.	1,450,000	111,882
JPMorgan Chase & Co.	1,190,000	72,245
Prudential Financial, Inc.	474,000	40,124
HSBC Holdings PLC (ADR)	618,749	31,451
Goldman Sachs Group, Inc.	185,000	30,312
		286,014
Common stocks
		Value
Materials 2.70%	Shares	(000)

Dow Chemical Co.	1,700,000	$ 82,603
Praxair, Inc.	535,000	70,069
Celanese Corp., Series A	350,000	19,428
International Flavors & Fragrances Inc.	65,000	6,219
		178,319
Miscellaneous 4.05%

Other common stocks in initial period of acquisition		267,974
Total common stocks (cost: $4,581,707,000)		6,396,845

	Principal amount
Short-term securities 4.09%	(000)

Federal Home Loan Bank 0.06%–0.16% due 4/23–8/1/2014	$105,800	105,788
Fannie Mae 0.05%–0.13% due 6/3–7/23/2014	61,900	61,889
Merck & Co. Inc. 0.08% due 5/27/2014[2]	25,000	24,997
Pfizer Inc 0.09% due 6/17/2014[2]	19,400	19,398
John Deere Financial Ltd. 0.07% due 4/2/2014[2]	15,000	15,000
Procter & Gamble Co. 0.08% due 5/16/2014[2]	12,800	12,799
General Electric Co. 0.05% due 4/1/2014	12,200	12,200
Freddie Mac 0.13% due 5/1/2014	9,580	9,580
National Rural Utilities Cooperative Finance Corp. 0.07% due 4/7/2014	8,800	8,800
Total short-term securities (cost: $270,431,000)		270,451
Total investment securities (cost: $4,852,138,000)		6,667,296
Other assets less liabilities		(55,147)
Net assets		$6,612,149

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,194,000, which represented 1.09% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 95.92%
		Value
Financials 21.87%	Shares	(000)

AXA SA1	1,949,200	$ 50,751
Banco Santander, SA1,2	3,581,395	34,200
CME Group Inc., Class A	432,500	32,009
JPMorgan Chase & Co.	408,200	24,782
Wells Fargo & Co.	445,000	22,134
McGraw Hill Financial, Inc.	255,500	19,495
Bankia, SA1,2	8,354,000	17,665
KeyCorp	1,205,000	17,159
Oaktree Capital Group, LLC	285,000	16,576
Shinsei Bank, Ltd.[1]	8,060,000	15,814
BNP Paribas SA1	194,031	15,000
Sumitomo Mitsui Financial Group, Inc.[1]	280,000	11,935
Howard Hughes Corp.[2]	75,000	10,703
American Express Co.	115,000	10,353
ICICI Bank Ltd. (ADR)	225,000	9,855
Goldman Sachs Group, Inc.	55,200	9,044
Blackstone Group LP	270,000	8,977
Prudential PLC[1]	400,000	8,474
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	678,997	8,345
Hospitality Properties Trust	290,000	8,329
W. R. Berkley Corp.	200,000	8,324
Fairfax Financial Holdings Ltd.	19,000	8,250
Suncorp Group Ltd.[1]	680,191	8,122
Sun Hung Kai Properties Ltd.[1]	612,852	7,515
Metropolitan Bank & Trust Co.[1,2]	4,200,000	7,258
Equity Residential, shares of beneficial interest	115,000	6,669
ORIX Corp.[1]	450,000	6,320
HSBC Holdings PLC[1]	600,000	6,075
AIA Group Ltd.[1]	1,220,000	5,796
Deutsche Bank AG1	127,000	5,681
Mapletree Greater China Commercial Trust[1]	6,305,000	4,090
Tokyo Tatemono Co., Ltd.[1]	450,000	3,851
Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	3,025
First Southern Bancorp, Inc.[2,3]	122,265	740
		433,316
Industrials 13.96%

United Continental Holdings, Inc.[2]	900,000	40,167
Lockheed Martin Corp.	200,000	32,648
Meggitt PLC[1]	3,156,892	25,307
Airbus Group NV1	284,000	20,367
Geberit AG1	60,000	19,673
Delta Air Lines, Inc.	450,000	15,593
Union Pacific Corp.	74,000	13,887
Common stocks
		Value
Industrials (continued)	Shares	(000)

United Technologies Corp.	115,000	$ 13,437
ASSA ABLOY AB, Class B1	248,000	13,246
Rickmers Maritime[1,4]	54,840,000	12,445
Abertis Infraestructuras, SA, Class A1	495,000	11,314
Japan Airport Terminal Co. Ltd.[1]	361,900	9,379
Ryanair Holdings PLC (ADR)[2]	145,000	8,527
Iron Mountain Inc.	268,595	7,405
Vallourec SA1	125,000	6,795
Caterpillar Inc.	60,000	5,962
American Airlines Group Inc.[2]	160,000	5,856
Kubota Corp.[1]	390,000	5,210
Randstad Holding NV1	82,000	4,812
Cummins Inc.	30,000	4,470
		276,500
Consumer discretionary 13.00%

Home Depot, Inc.	415,000	32,839
Amazon.com, Inc.[2]	64,400	21,672
D.R. Horton, Inc.	1,000,000	21,650
HUGO BOSS AG1	150,000	19,977
Honda Motor Co., Ltd.[1]	553,000	19,444
Carnival Corp., units	475,000	17,984
Comcast Corp., Class A	304,000	15,206
Toll Brothers, Inc.[2]	400,000	14,360
Time Warner Inc.	200,000	13,066
Twenty-First Century Fox, Inc., Class A	335,000	10,710
Carnival PLC[1]	275,000	10,493
adidas AG1	82,700	8,959
Toyota Motor Corp.[1]	156,000	8,779
Zee Entertainment Enterprises Ltd.[1]	1,620,000	7,357
Don Quijote Holdings Co., Ltd.[1]	140,000	7,221
ProSiebenSat.1 Media AG1	155,000	7,109
Liberty Global PLC, Class C2	103,008	4,193
Liberty Global PLC, Class A2	41,312	1,719
SES SA, Class A (FDR)[1]	150,000	5,601
Walt Disney Co.	60,000	4,804
OPAP SA1	275,000	4,431
		257,574
Information technology 11.56%

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	13,710,800	53,573
STMicroelectronics NV1	3,170,000	29,357
Google Inc., Class A2	23,850	26,581
Cisco Systems, Inc.	1,140,000	25,547
Microsoft Corp.	485,000	19,880
ASM Pacific Technology Ltd.[1]	1,477,000	14,339
Avago Technologies Ltd.	222,000	14,299
TE Connectivity Ltd.	175,000	10,537
Alcatel-Lucent[1,2]	2,450,000	9,681
Rackspace Hosting, Inc.[2]	245,000	8,041
Nintendo Co., Ltd.[1]	60,000	7,146
Quanta Computer Inc.[1]	2,149,910	5,778
Halma PLC[1]	450,000	4,325
		229,084
Common stocks
		Value
Health care 9.45%	Shares	(000)

Merck & Co., Inc.	1,489,944	$ 84,584
Novartis AG1	303,000	25,736
Vertex Pharmaceuticals Inc.[2]	238,877	16,893
Eli Lilly and Co.	200,000	11,772
AstraZeneca PLC[1]	170,000	11,015
Takeda Pharmaceutical Co. Ltd.[1]	200,000	9,468
Novo Nordisk A/S, Class B1	197,500	9,010
UnitedHealth Group Inc.	95,000	7,789
Regeneron Pharmaceuticals, Inc.[2]	20,000	6,006
Thermo Fisher Scientific Inc.	42,000	5,050
		187,323
Consumer staples 6.53%

British American Tobacco PLC[1]	338,500	18,846
Imperial Tobacco Group PLC[1]	450,000	18,198
Associated British Foods PLC[1]	340,000	15,767
Alimentation Couche-Tard Inc., Class B	155,000	12,536
Philip Morris International Inc.	150,000	12,281
PepsiCo, Inc.	145,000	12,107
Unilever NV, depository receipts[1]	200,000	8,223
Procter & Gamble Co.	94,600	7,625
Kimberly-Clark Corp.	60,058	6,621
Nestlé SA1	79,700	6,005
Seven & i Holdings Co., Ltd.[1]	120,000	4,577
LAWSON, INC.[1]	53,000	3,746
Avon Products, Inc.	190,000	2,782
		129,314
Telecommunication services 6.45%

MTN Group Ltd.[1]	1,100,000	22,523
TalkTalk Telecom Group PLC[1]	3,920,000	20,949
Orange[1]	1,400,000	20,703
AT&T Inc.	525,000	18,412
Verizon Communications Inc. (CDI)[1]	332,433	15,850
Globe Telecom, Inc.[1]	399,695	14,832
KDDI Corp.[1]	170,000	9,893
Vodafone Group PLC[1]	1,264,546	4,656
		127,818
Materials 5.19%

Dow Chemical Co.	445,000	21,622
Nucor Corp.	270,000	13,646
OJSC ALROSA[1]	13,225,000	13,590
Potash Corp. of Saskatchewan Inc.	373,000	13,510
BASF SE1	86,000	9,558
Cliffs Natural Resources Inc.	431,000	8,818
Impala Platinum Holdings Ltd.[1]	685,648	7,806
Rio Tinto PLC[1]	113,000	6,302
Fletcher Building Ltd.[1]	550,000	4,552
E.I. du Pont de Nemours and Co.	50,000	3,355
		102,759
Common stocks
		Value
Utilities 5.08%	Shares	(000)

National Grid PLC[1]	2,151,590	$ 29,550
EDP — Energias de Portugal, SA1	4,220,000	19,624
Exelon Corp.	500,000	16,780
ENN Energy Holdings Ltd.[1]	2,110,000	14,751
NRG Yield, Inc., Class A	337,800	13,353
PG&E Corp.	90,500	3,910
Power Assets Holdings Ltd.[1]	315,500	2,741
		100,709
Energy 2.83%

Royal Dutch Shell PLC, Class A (ADR)	130,000	9,498
Coal India Ltd.[1]	1,500,000	7,266
Enbridge Inc.	154,457	7,015
Crescent Point Energy Corp.	180,000	6,570
Oil Search Ltd.[1]	762,137	5,981
Noble Energy, Inc.	77,000	5,470
Peyto Exploration & Development Corp.	157,000	5,357
BG Group PLC[1]	240,000	4,476
Chevron Corp.	36,800	4,376
		56,009
Total common stocks (cost: $1,505,451,000)		1,900,406
Preferred securities 0.02%

Consumer discretionary 0.02%

Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	399
Total preferred securities (cost: $256,000)		399
Convertible securities 0.09%
	Shares or
Consumer discretionary 0.07%	principal amount

MGM Resorts International 4.25% convertible notes 2015	$939,000	1,369
Financials 0.02%

First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3]	209	489
Total convertible securities (cost: $897,000)		1,858
Bonds, notes & other debt instruments 0.79%
Corporate bonds & notes 0.42%	Principal amount
Consumer discretionary 0.29%	(000)

Royal Caribbean Cruises Ltd. 11.875% 2015	$5,100	5,801
Telecommunication services 0.09%

NII Capital Corp. 8.875% 2019	575	261
NII Capital Corp. 11.375% 2019[6]	800	568
NII Capital Corp. 7.625% 2021	3,625	1,033
		1,862
Bonds, notes & other debt instruments
	Principal amount	Value
Financials 0.04%	(000)	(000)

Zions Bancorporation 5.50% 2015	$ 521	$ 551
Zions Bancorporation 6.00% 2015	164	173
		724
Total corporate bonds & notes		8,387
U.S. Treasury bonds & notes 0.37%

U.S. Treasury 0.25% 2015[5]	6,805	6,813
U.S. Treasury 0.25% 2015	400	400
		7,213
Total bonds, notes & other debt instruments (cost: $16,898,000)		15,600
Short-term securities 2.50%

Sumitomo Mitsui Banking Corp. 0.15% due 4/14–4/23/2014[6]	33,400	33,398
Mitsubishi UFJ Trust and Banking Corp. 0.16% due 4/1/2014[6]	11,700	11,700
BNP Paribas Finance Inc. 0.16% due 5/5/2014	4,400	4,399
Total short-term securities (cost: $49,497,000)		49,497
Total investment securities (cost: $1,572,999,000)		1,967,760
Other assets less liabilities		13,532
Net assets		$1,981,292

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $13,909,000 over the prior six-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/30/2014	Citibank	$3,495	A$3,840	$ (59)
Japanese yen	4/10/2014	JPMorgan Chase	$14,394	¥1,520,000	(221)
Japanese yen	4/24/2014	Bank of America, N.A.	$2,046	¥210,000	11
					$(269)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2014, appear below.

						Value
					Dividend	of affiliate
					income	at 3/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime[1]	54,840,000	—	—	54,840,000	$329	$12,445

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $930,373,000, which represented 46.96% of the net assets of the fund. This amount includes $929,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$ 2,006	$ 740.04%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	489.02
Total restricted securities		$2,006	$1,229.06%

[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $594,000, which represented ..03% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,666,000, which represented 2.30% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

A$ = Australian dollars

¥ = Japanese yen

Growth-Income FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 91.66%
		Value
Health care 17.37%	Shares	(000)

Gilead Sciences, Inc.[1]	10,916,450	$ 773,540
Amgen Inc.	4,663,100	575,147
Illumina, Inc.[1]	2,150,000	319,619
Alexion Pharmaceuticals, Inc.[1]	1,590,000	241,887
Biogen Idec Inc.[1]	761,000	232,767
Merck & Co., Inc.	3,981,080	226,006
Edwards Lifesciences Corp.[1]	2,403,900	178,297
Stryker Corp.	1,979,211	161,246
UnitedHealth Group Inc.	1,766,396	144,827
Thermo Fisher Scientific Inc.	1,146,000	137,795
Humana Inc.	1,193,600	134,542
Cardinal Health, Inc.	1,800,000	125,964
Hologic, Inc.[1]	5,661,300	121,718
Endo International plc.[1]	1,671,000	114,714
Express Scripts Holding Co.[1]	1,372,500	103,061
AbbVie Inc.	2,000,000	102,800
Quest Diagnostics Inc.	1,525,000	88,328
BioMarin Pharmaceutical Inc.[1]	1,146,000	78,169
Aetna Inc.	1,002,000	75,120
Pfizer Inc.	2,155,851	69,246
Bayer AG2	502,000	67,889
Abbott Laboratories	1,300,000	50,063
athenahealth, Inc.[1]	281,680	45,136
Zimmer Holdings, Inc.	456,200	43,147
Boston Scientific Corp.[1]	2,900,000	39,208
Novartis AG2	450,150	38,234
Medtronic, Inc.	315,000	19,385
		4,307,855
Information technology 15.57%

Google Inc., Class A1	582,700	649,425
Texas Instruments Inc.	13,288,559	626,556
Oracle Corp.	13,405,650	548,425
Microsoft Corp.	10,890,000	446,381
Apple Inc.	385,100	206,699
Yahoo! Inc.[1]	5,538,000	198,814
Accenture PLC, Class A	2,025,000	161,433
Intuit Inc.	1,989,400	154,636
SAP AG2	1,439,500	116,518
Autodesk, Inc.[1]	2,300,000	113,114
Adobe Systems Inc.[1]	1,370,000	90,064
KLA-Tencor Corp.	1,250,000	86,425
Motorola Solutions, Inc.	1,294,642	83,232
Common stocks
		Value
Information technology (continued)	Shares	(000)

Broadcom Corp., Class A	2,589,000	$ 81,502
Intel Corp.	3,000,000	77,430
Computer Sciences Corp.	1,233,000	74,991
Linear Technology Corp.	1,200,000	58,428
Automatic Data Processing, Inc.	669,800	51,749
First Solar, Inc.[1]	170,000	11,864
Nintendo Co., Ltd.[2]	75,000	8,933
Western Union Co.	400,000	6,544
Verint Systems Inc.[1]	125,924	5,910
Comverse, Inc.[1]	97,000	3,354
		3,862,427
Consumer discretionary 13.25%

Amazon.com, Inc.[1]	1,620,000	545,162
Home Depot, Inc.	4,075,000	322,455
Time Warner Inc.	4,646,667	303,567
Comcast Corp., Class A	4,203,000	210,234
Comcast Corp., Class A, special nonvoting shares	1,000,000	48,760
General Motors Co.	7,237,508	249,115
Twenty-First Century Fox, Inc., Class A	5,013,800	160,291
Melco Crown Entertainment Ltd. (ADR)[1]	4,000,000	154,600
Royal Caribbean Cruises Ltd.	2,363,000	128,925
Carnival Corp., units	3,320,000	125,695
Garmin Ltd.	2,200,000	121,572
Johnson Controls, Inc.	2,437,730	115,353
DIRECTV[1]	1,508,000	115,241
Fiat SpA[1,2]	9,000,000	104,746
Domino’s Pizza, Inc.	1,233,867	94,971
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	92,705
Newell Rubbermaid Inc.	2,475,000	74,003
Daimler AG2	744,500	70,359
Baja Auto Ltd.[2]	1,888,000	65,938
NIKE, Inc., Class B	808,360	59,706
Sirius XM Holdings Inc.[1]	18,077,000	57,846
YUM! Brands, Inc.	575,000	43,349
Nordstrom, Inc.	339,300	21,189
Motors Liquidation Co. GUC Trust[1]	21,864	631
		3,286,413
Industrials 10.08%

General Dynamics Corp.	2,907,000	316,630
CSX Corp.	9,576,000	277,417
Precision Castparts Corp.	889,400	224,805
Nielsen Holdings NV	4,441,839	198,239
Cummins Inc.	915,000	136,326
3M Co.	930,800	126,272
United Parcel Service, Inc., Class B	1,271,400	123,809
Waste Management, Inc.	2,895,000	121,793
Rockwell Automation	967,600	120,515
Union Pacific Corp.	590,600	110,832
Textron Inc.	2,696,800	105,957
Schneider Electric SA2	1,100,000	97,797
Southwest Airlines Co.	3,220,000	76,024
Emerson Electric Co.	1,086,700	72,592
Common stocks
		Value
Industrials (continued)	Shares	(000)

Verisk Analytics, Inc., Class A1	1,200,000	$ 71,952
Norfolk Southern Corp.	685,000	66,562
Iron Mountain Inc.	2,396,742	66,078
United Technologies Corp.	494,300	57,754
Republic Services, Inc.	1,430,000	48,849
PACCAR Inc	480,000	32,371
United Continental Holdings, Inc.[1]	635,000	28,340
Lockheed Martin Corp.	109,900	17,940
Dover Corp.	21,400	1,749
		2,500,603
Energy 9.12%

EOG Resources, Inc.	1,703,000	334,078
Schlumberger Ltd.	2,985,000	291,037
Chevron Corp.	1,976,200	234,990
ConocoPhillips	2,823,360	198,623
Royal Dutch Shell PLC, Class A (ADR)	2,695,000	196,897
Baker Hughes Inc.	2,980,000	193,760
FMC Technologies, Inc.[1]	3,009,300	157,356
Plains GP Holdings, LP, Class A	5,500,000	153,890
Apache Corp.	1,370,000	113,641
BP PLC[2]	13,619,409	109,069
Devon Energy Corp.	1,000,000	66,930
Tullow Oil PLC (Ireland)[2]	5,268,300	65,815
BG Group PLC[2]	2,700,000	50,356
Eni SpA[2]	1,967,000	49,397
OJSC Gazprom (ADR)[2]	4,534,200	35,014
Cobalt International Energy, Inc.[1]	593,000	10,864
		2,261,717
Financials 7.44%

State Street Corp.	2,280,000	158,574
Crown Castle International Corp.	2,143,600	158,155
Prudential Financial, Inc.	1,800,000	152,370
Goldman Sachs Group, Inc.	853,000	139,764
Marsh & McLennan Companies, Inc.	2,789,100	137,503
JPMorgan Chase & Co.	2,000,000	121,420
HSBC Holdings PLC (Hong Kong)[2]	7,241,433	73,544
HSBC Holdings PLC (ADR)	769,270	39,102
Weyerhaeuser Co.[1]	3,784,541	111,076
Principal Financial Group, Inc.	2,200,000	101,178
Willis Group Holdings PLC	1,946,400	85,895
American International Group, Inc.	1,645,000	82,266
Barclays PLC[2]	20,543,750	80,134
Wells Fargo & Co.	1,500,000	74,610
Santander Consumer USA Holdings Inc.[1]	2,667,600	64,236
U.S. Bancorp	1,235,000	52,932
Home Loan Servicing Solutions, Ltd.	2,188,500	47,272
Aon PLC, Class A	525,000	44,247
Moody’s Corp.	447,458	35,492
UBS AG1,2	1,448,666	29,909
Citigroup Inc.	600,000	28,560
Bank of New York Mellon Corp.	805,000	28,408
		1,846,647
Common stocks
		Value
Materials 6.77%	Shares	(000)

Dow Chemical Co.	8,131,600	$ 395,114
Celanese Corp., Series A	5,773,900	320,509
Praxair, Inc.	984,624	128,956
Mosaic Co.	2,522,400	126,120
International Flavors & Fragrances Inc.	1,255,000	120,066
Sealed Air Corp.	3,200,000	105,184
Valspar Corp.	1,433,600	103,391
Rio Tinto PLC[2]	1,742,000	97,151
Freeport-McMoRan Copper & Gold Inc.	2,700,000	89,289
ArcelorMittal[2]	4,980,000	80,678
Air Products and Chemicals, Inc.	461,164	54,897
Koninklijke DSM NV2	419,424	28,807
Barrick Gold Corp.	1,600,000	28,528
		1,678,690
Consumer staples 5.89%

Philip Morris International Inc.	6,294,500	515,331
Coca-Cola Co.	5,335,400	206,267
Altria Group, Inc.	4,315,000	161,510
CVS/Caremark Corp.	1,670,000	125,016
Asahi Group Holdings, Ltd.[2]	3,400,000	95,378
L’Oréal SA, non-registered shares[2]	570,000	94,036
PepsiCo, Inc.	998,419	83,368
Pernod Ricard SA2	515,000	60,000
Mondelez International, Inc.	1,304,100	45,057
Keurig Green Mountain, Inc.	404,614	42,723
Avon Products, Inc.	2,253,000	32,984
		1,461,670
Telecommunication services 1.66%

Verizon Communications Inc.	6,052,900	287,936
Verizon Communications Inc. (CDI)[2]	315,601	15,048
CenturyLink, Inc.	2,428,775	79,761
SoftBank Corp.[2]	400,000	30,168
		412,913
Utilities 0.37%

Exelon Corp.	2,713,650	91,070
Miscellaneous 4.14%

Other common stocks in initial period of acquisition		1,026,156
Total common stocks (cost: $14,114,744,000)		22,736,161
Rights & warrants 0.01%

Consumer discretionary 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	83,378	2,071
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,452
Total rights & warrants (cost: $3,908,000)		3,523
Convertible securities 0.34%
	Shares or	Value
Industrials 0.18%	principal amount	(000)

United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610,000	$ 44,680
Financials 0.04%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	9,540
Miscellaneous 0.12%

Other convertible securities in initial period of acquisition		29,801
Total convertible securities (cost: $53,778,000)		84,021
Bonds, notes & other debt instruments 0.27%
	Principal amount
Financials 0.13%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[4]	$ 29,049	32,971
Telecommunication services 0.08%

Sprint Nextel Corp. 9.125% 2017	13,000	15,437
Sprint Nextel Corp. 11.50% 2021	3,700	4,939
		20,376
U.S. Treasury bonds & notes 0.06%

U.S. Treasury 0.25% 2015	14,925	14,942
Total bonds, notes & other debt instruments (cost: $61,622,000)		68,289

Short-term securities 7.38%

Freddie Mac 0.07%–0.17% due 4/22/2014–1/6/2015	622,600	622,378
Fannie Mae 0.11%–0.14% due 4/21–9/22/2014	265,800	265,759
Federal Home Loan Bank 0.06%–0.14% due 4/11–12/23/2014	221,400	221,339
Procter & Gamble Co. 0.10%–0.14% due 5/14–6/11/2014[5]	141,100	141,089
Chevron Corp. 0.07%–0.10% due 4/16–5/16/2014[5]	86,700	86,687
Abbott Laboratories 0.08%–0.10% due 4/4–6/13/2014[5]	77,400	77,396
John Deere Capital Corp. 0.08% due 4/2/2014[5]	40,800	40,800
John Deere Financial Ltd. 0.08% due 5/2/2014[5]	28,500	28,498
John Deere Bank SA 0.08% due 5/6/2014[5]	3,300	3,300
Parker-Hannifin Corp. 0.06%–0.09% due 4/1–4/7/2014[5]	72,400	72,399
U.S. Treasury Bills 0.057%–0.13% due 4/17–5/29/2014	62,400	62,398
Chariot Funding, LLC 0.28% due 11/20/2014[5]	50,000	49,935
Wal-Mart Stores, Inc. 0.06%–0.08% due 4/7–4/16/2014[5]	35,800	35,799
Federal Farm Credit Banks 0.14% due 9/5/2014	31,400	31,390
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/21/2014	25,000	24,999
Medtronic Inc. 0.07% due 4/1/2014[5]	22,000	22,000
Paccar Financial Corp. 0.10% due 4/29/2014	19,200	19,197
Emerson Electric Co. 0.085% due 4/24/2014[5]	12,700	12,699
Regents of the University of California 0.12% due 6/2/2014	12,014	12,011
Total short-term securities (cost: $1,829,867,000)		1,830,073
Total investment securities (cost: $16,063,919,000)		24,722,067
Other assets less liabilities		84,004
Net assets		$24,806,071

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $53,976,000 over the prior nine-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	4/17/2014	Barclays Bank PLC	$14,638	¥1,500,000	$73

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,885,396,000, which represented 7.60% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $570,602,000, which represented 2.30% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

¥ = Japanese yen

International Growth and
Income FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 93.38%
		Value
Financials 22.37%	Shares	(000)

Aviva PLC[1]	2,718,500	$ 21,652
Prudential PLC[1]	912,574	19,332
BNP Paribas SA1	233,700	18,067
Banco Bilbao Vizcaya Argentaria, SA1	618,161	7,438
Banco Bilbao Vizcaya Argentaria, SA (ADR)	312,171	3,749
Siam Commercial Bank PCL[1]	2,125,000	10,347
Cheung Kong (Holdings) Ltd.[1]	610,000	10,136
HSBC Holdings PLC (Hong Kong)[1]	543,368	5,519
HSBC Holdings PLC (United Kingdom)[1]	440,000	4,455
bank muscat (SAOG)[1]	5,262,000	8,693
Credit Suisse Group AG1	240,219	7,779
Assicurazioni Generali SpA[1]	340,000	7,587
Banco Santander, SA1,2	789,013	7,535
Japan Real Estate Investment Corp.[1]	1,432	7,182
Sberbank of Russia (ADR)[1]	580,500	5,661
Sberbank of Russia (GDR)[1,3]	116,832	1,139
Barclays PLC[1]	1,667,500	6,504
Link Real Estate Investment Trust[1]	1,236,000	6,083
Deutsche Bank AG1	122,000	5,457
Mitsui Fudosan Co., Ltd.[1]	172,000	5,236
Henderson Land Development Co. Ltd.[1]	885,980	5,185
Axis Bank Ltd.[1]	211,901	5,176
Sun Life Financial Inc.	111,700	3,868
Bankia, SA1,2	1,680,000	3,552
PT Bank Rakyat Indonesia (Persero) Tbk[1,2]	4,084,000	3,476
Svenska Handelsbanken AB, Class A1	67,500	3,393
Investor AB, Class B1	93,600	3,391
Mizuho Financial Group, Inc.[1]	1,400,000	2,762
Sampo Oyj, Class A1	49,700	2,582
Banco Espírito Santo, SA1,2	1,243,000	2,334
Commerzbank AG, non-registered shares[1,2]	71,778	1,321
TCS Group Holding PLC (GDR)[1,2,3]	84,500	685
		207,276
Consumer discretionary 16.40%

H & M Hennes & Mauritz AB, Class B1	381,700	16,267
Volkswagen AG, nonvoting preferred[1]	46,480	12,043
Hyundai Motor Co.[1]	42,760	10,107
Crown Resorts Ltd.[1]	564,000	8,703
Whitbread PLC[1]	117,722	8,167
ProSiebenSat.1 Media AG1	175,000	8,026
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	7,874
Genting Singapore PLC[1]	7,083,000	7,533
L’Occitane International SA1	2,840,000	7,014
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

William Hill PLC[1]	1,214,888	$ 6,912
Barratt Developments PLC[1]	879,000	6,052
adidas AG1	46,000	4,984
Galaxy Entertainment Group Ltd.[1,2]	550,000	4,803
Kering SA1	19,600	4,003
Golden Eagle Retail Group Ltd.[1]	2,702,000	3,753
RTL Group SA, non-registered shares[1]	32,100	3,657
Sands China Ltd.[1]	486,000	3,649
Li & Fung Ltd.[1]	2,309,000	3,423
Ladbrokes PLC[1]	1,515,000	3,414
HUGO BOSS AG1	24,400	3,250
Liberty Global PLC, Class C2	57,700	2,349
Liberty Global PLC, Class A2	18,500	770
Kingfisher PLC[1]	415,100	2,922
Bayerische Motoren Werke AG1	22,500	2,840
Numericable Group SA, non-registered shares[1,2]	66,960	2,631
WPP PLC[1]	123,600	2,557
Daimler AG1	24,700	2,334
Nissan Motor Co., Ltd.[1]	213,000	1,896
		151,933
Health care 11.76%

Novartis AG1	361,870	30,736
Novo Nordisk A/S, Class B1	323,500	14,758
Orion Oyj, Class B1	429,600	12,979
Glenmark Pharmaceuticals Ltd.[1]	1,180,000	11,178
Teva Pharmaceutical Industries Ltd. (ADR)	199,000	10,515
Sonic Healthcare Ltd.[1]	428,775	6,871
Fresenius SE & Co. KGaA[1]	37,000	5,790
UCB SA1	72,000	5,773
GlaxoSmithKline PLC[1]	137,945	3,675
Bayer AG1	27,100	3,665
Fresenius Medical Care AG & Co. KGaA[1]	43,100	3,007
		108,947
Industrials 10.00%

VINCI SA1	346,733	25,836
ASSA ABLOY AB, Class B1	206,800	11,045
Rolls-Royce Holdings PLC[1,2]	525,000	9,418
Jardine Matheson Holdings Ltd.[1]	115,000	7,296
Babcock International Group PLC[1]	245,000	5,508
Rexel SA1	199,958	5,249
Schneider Electric SA1	55,228	4,910
Hutchison Whampoa Ltd.[1]	347,000	4,607
Bunzl PLC[1]	170,752	4,551
BAE Systems PLC[1]	647,000	4,495
AB Volvo, Class B1	249,800	3,964
Capita PLC[1]	183,000	3,349
Andritz AG1	40,000	2,474
		92,702
Common stocks
		Value
Utilities 9.98%	Shares	(000)

EDP — Energias de Portugal, SA1	8,339,175	$ 38,778
National Grid PLC[1]	1,424,696	19,567
Power Assets Holdings Ltd.[1]	1,013,000	8,800
Fortum Oyj[1]	306,667	6,972
PT Perusahaan Gas Negara (Persero) Tbk[1]	15,271,500	6,938
ENN Energy Holdings Ltd.[1]	858,000	5,998
SSE PLC[1]	149,041	3,655
Power Grid Corp. of India Ltd.[1]	1,000,853	1,759
		92,467
Consumer staples 8.93%

Philip Morris International Inc.	243,240	19,914
British American Tobacco PLC[1]	262,100	14,592
Pernod Ricard SA1	100,650	11,726
Nestlé SA1	124,000	9,343
CALBEE, Inc.[1]	284,400	6,712
SABMiller PLC[1]	133,000	6,643
Japan Tobacco Inc.[1]	138,300	4,337
Imperial Tobacco Group PLC[1]	85,000	3,437
Charoen Pokphand Foods PCL[1]	3,376,600	2,922
Orion Corp.[1]	3,000	2,307
Associated British Foods PLC[1]	17,700	821
		82,754
Telecommunication services 3.79%

Advanced Info Service PCL[1]	1,140,400	7,967
TeliaSonera AB1	883,000	6,665
Vodafone Group PLC[1]	1,455,682	5,359
Shin Corp. PCL[1]	1,983,000	4,734
China Communications Services Corp. Ltd., Class H1	7,054,800	3,272
SoftBank Corp.[1]	41,734	3,148
Singapore Telecommunications Ltd.[1]	1,075,000	3,126
OJSC Mobile TeleSystems (ADR)	49,800	871
		35,142
Information technology 3.41%

Youku Tudou Inc., Class A (ADR)[2]	489,300	13,720
Delta Electronics, Inc.[1]	1,380,760	8,558
Samsung Electronics Co. Ltd.[1]	4,105	5,191
TPK Holding Co., Ltd.[1]	431,000	2,550
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	1,601
		31,620
Energy 3.40%

BP PLC[1]	2,038,600	16,326
BG Group PLC[1]	645,200	12,033
Royal Dutch Shell PLC, Class A1	86,000	3,144
		31,503
Materials 3.34%

BASF SE1	59,200	6,579
Rio Tinto PLC[1]	101,600	5,666
Syngenta AG1	12,080	4,582
Nampak Ltd.[1]	1,246,900	4,248
Common stocks
		Value
Materials (continued)	Shares	(000)

Fortescue Metals Group Ltd.[1]	585,000	$ 2,866
Amcor Ltd.[1]	282,000	2,719
Arkema SA1	19,000	2,155
Rexam PLC[1]	260,000	2,113
		30,928
Total common stocks (cost: $741,392,000)		865,272
Rights & warrants 0.02%

Financials 0.02%

Banco Bilbao Vizcaya Argentaria, SA, rights, expire 2014[2]	618,161	145
Total rights & warrants (cost: $143,000)		145
Convertible securities 0.36%
	Principal amount
Financials 0.36%	(000)

Bank of Ireland 10.00% convertible notes 2016	€1,950	2,958
bank muscat (SAOG) 4.50% convertible notes 2017[1]	OMR781	203
bank muscat (SAOG) 4.50% convertible notes 2016	781	215
		3,376
Total convertible securities (cost: $3,173,000)		3,376
Bonds, notes & other debt instruments 0.60%
Corporate bonds & notes 0.53%
Telecommunication services 0.27%

América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,322
MTS International Funding Ltd. 8.625% 2020	$1,050	1,202
		2,524
Financials 0.13%

Bank of Ireland 10.24% (undated)	€680	1,026
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[3,4]	$200	208
		1,234
Energy 0.11%

Gazprom OJSC 4.95% 2022[3]	825	778
Gazprom OJSC, Series 9, 6.51% 2022	270	279
		1,057
Consumer staples 0.02%

Marfrig Overseas Ltd. 9.50% 2020[3]	147	149
Total corporate bonds & notes		4,964
Bonds & notes of governments outside the U.S. 0.07%

Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	604
Total bonds, notes & other debt instruments (cost: $5,685,000)		5,568

	Principal amount	Value
Short-term securities 4.69%	(000)	(000)

General Electric Co. 0.05% due 4/1/2014	$18,300	$ 18,300
U.S. Treasury Bill 0.085% due 4/24/2014	10,100	10,100
Federal Home Loan Bank 0.10% due 4/2/2014	7,700	7,700
Freddie Mac 0.10% due 6/13/2014	7,400	7,399
Total short-term securities (cost: $43,498,000)		43,499
Total investment securities (cost: $793,891,000)		917,860
Other assets less liabilities		8,775
Net assets		$926,635

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $809,719,000, which represented 87.38% of the net assets of the fund. This amount includes $809,516,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,959,000, which represented .32% of the net assets of the fund.
[4]	Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Asset Allocation FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 66.41%
		Value
Consumer discretionary 10.39%	Shares	(000)

Comcast Corp., Class A	7,025,000	$ 351,391
Amazon.com, Inc.[1]	665,000	223,786
Home Depot, Inc.	2,355,000	186,351
General Motors Co.	3,500,000	120,470
Twenty-First Century Fox, Inc., Class A	3,700,000	118,289
DIRECTV[1]	1,500,000	114,630
VF Corp.	1,800,000	111,384
Gentex Corp.	3,200,000	100,896
Walt Disney Co.	1,150,000	92,080
Johnson Controls, Inc.	1,750,000	82,810
Toyota Motor Corp.[2]	1,400,000	78,790
NIKE, Inc., Class B	1,040,000	76,814
Naspers Ltd., Class N2	140,000	15,447
Cooper-Standard Holdings Inc.[1]	209,793	14,822
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	111
Revel AC, Inc.[1,2,3]	91,401	—
		1,688,071
Financials 10.38%

JPMorgan Chase & Co.	4,350,000	264,089
ACE Ltd.	2,620,000	259,537
American Express Co.	2,600,000	234,078
Citigroup Inc.	2,750,000	130,900
American Tower Corp.	1,460,000	119,530
First Republic Bank	2,000,000	107,980
Bank of America Corp.	5,000,000	86,000
Marsh & McLennan Companies, Inc.	1,740,000	85,782
Goldman Sachs Group, Inc.	500,000	81,925
Progressive Corp.	2,950,000	71,449
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	64,875
Moody’s Corp.	765,000	60,680
Allstate Corp.	1,000,000	56,580
Arch Capital Group Ltd.[1]	860,000	49,484
Morgan Stanley	450,000	14,027
		1,686,916
Information technology 9.98%

Microsoft Corp.	12,475,000	511,350
ASML Holding NV (New York registered)	2,155,000	201,191
Texas Instruments Inc.	3,000,000	141,450
VeriSign, Inc.[1]	2,275,000	122,645
Apple Inc.	200,000	107,348
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	100,100
AAC Technologies Holdings Inc.[2]	19,000,000	99,074
Broadcom Corp., Class A	3,000,000	94,440
Common stocks
		Value
Information technology (continued)	Shares	(000)

Cisco Systems, Inc.	4,000,000	$ 89,640
Google Inc., Class A1	77,000	85,817
Concur Technologies, Inc.[1]	700,000	69,349
		1,622,404
Industrials 8.01%

Lockheed Martin Corp.	2,115,000	345,253
Boeing Co.	1,870,000	234,666
Cummins Inc.	1,068,562	159,205
General Electric Co.	5,300,000	137,217
Rockwell Collins, Inc.	1,180,000	94,011
Danaher Corp.	1,220,000	91,500
Fastenal Co.	1,700,000	83,844
Parker-Hannifin Corp.	700,000	83,797
Rockwell Automation	140,000	17,437
United Technologies Corp.	130,000	15,189
Precision Castparts Corp.	50,000	12,638
Waste Connections, Inc.	275,000	12,061
CEVA Group PLC[1,2,4]	6,142	7,832
Canadian Pacific Railway Ltd.	49,600	7,432
Atrium Corp.[1,2,4]	535	1
		1,302,083
Energy 7.39%

Chevron Corp.	1,625,000	193,229
Chesapeake Energy Corp.	6,700,000	171,654
Noble Energy, Inc.	2,000,000	142,080
Kinder Morgan, Inc.	3,440,000	111,766
Concho Resources Inc.[1]	900,000	110,250
Cobalt International Energy, Inc.[1]	5,000,000	91,600
Oil States International, Inc.[1]	900,000	88,740
Transocean Ltd.	2,000,000	82,680
Core Laboratories NV	400,000	79,376
Denbury Resources Inc.	4,000,000	65,600
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	46,025
EOG Resources, Inc.	50,000	9,808
Pioneer Natural Resources Co.	42,000	7,860
		1,200,668
Health care 7.26%

Merck & Co., Inc.	6,350,000	360,490
Johnson & Johnson	2,175,000	213,650
Pfizer Inc.	4,685,000	150,482
UnitedHealth Group Inc.	1,500,000	122,985
Bristol-Myers Squibb Co.	2,300,000	119,485
Incyte Corp.[1]	2,000,000	107,040
Gilead Sciences, Inc.[1]	1,000,000	70,860
Humana Inc.	304,000	34,267
		1,179,259
Materials 4.46%

Dow Chemical Co.	3,000,000	145,770
FMC Corp.	1,500,000	114,840
Monsanto Co.	900,000	102,393
Common stocks
		Value
Materials (continued)	Shares	(000)

Mosaic Co.	1,800,000	$ 90,000
LyondellBasell Industries NV, Class A	1,000,000	88,940
Nucor Corp.	1,500,000	75,810
Sealed Air Corp.	2,250,000	73,957
Potash Corp. of Saskatchewan Inc.	450,000	16,299
Praxair, Inc.	110,000	14,407
NewPage Holdings Inc.[2,3]	21,920	2,020
		724,436
Consumer staples 4.22%

Unilever NV (New York registered)	3,445,000	141,658
Kimberly-Clark Corp.	1,120,000	123,480
Philip Morris International Inc.	1,350,000	110,525
Coca-Cola Co.	2,000,000	77,320
Nestlé SA2	830,000	62,540
Procter & Gamble Co.	770,000	62,062
Colgate-Palmolive Co.	920,000	59,680
Wal-Mart Stores, Inc.	475,000	36,304
PepsiCo, Inc.	150,000	12,525
		686,094
Utilities 1.67%

PG&E Corp.	1,910,000	82,512
Southern Co.	1,660,000	72,940
Exelon Corp.	1,250,000	41,950
Duke Energy Corp.	540,000	38,459
Edison International	625,000	35,381
		271,242
Telecommunication services 0.43%

AT&T Inc.	1,500,000	52,605
SoftBank Corp.[2]	167,500	12,633
Verizon Communications Inc. (CDI)[2]	110,460	5,266
		70,504
Miscellaneous 2.22%

Other common stocks in initial period of acquisition		361,346
Total common stocks (cost: $7,164,935,000)		10,793,023
Convertible securities 0.11%

Industrials 0.05%

CEVA Group PLC, Series A-2, 2.226% convertible preferred[2,3]	5,998	7,648
Miscellaneous 0.06%

Other convertible securities in initial period of acquisition		10,653
Total convertible securities (cost: $15,028,000)		18,301

Bonds, notes & other debt instruments 22.07%
U.S. Treasury bonds & notes 8.70%	Principal amount	Value
U.S. Treasury 7.63%	(000)	(000)

U.S. Treasury 0.25% 2014	$143,238	$ 143,323
U.S. Treasury 0.50% 2014	100,130	100,360
U.S. Treasury 0.75% 2014	148,108	148,333
U.S. Treasury 2.625% 2014	105,000	105,894
U.S. Treasury 2.625% 2014	67,149	67,579
U.S. Treasury 1.50% 2016	65,000	66,376
U.S. Treasury 2.00% 2016	10,500	10,815
U.S. Treasury 7.25% 2016	2,000	2,285
U.S. Treasury 3.50% 2018	20,000	21,659
U.S. Treasury 1.50% 2019	400,000	396,688
U.S. Treasury 2.50% 2023	30,000	29,577
U.S. Treasury 6.25% 2023	20,235	26,426
U.S. Treasury 3.75% 2041	18,000	18,757
U.S. Treasury 4.75% 2041	15,000	18,354
U.S. Treasury 3.125% 2043	90,000	82,842
		1,239,268

U.S. Treasury inflation-protected securities[5] 1.07%

U.S. Treasury Inflation-Protected Security 1.875% 2015	29,310	30,754
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,298	10,598
U.S. Treasury Inflation-Protected Security 0.125% 2018	48,566	49,733
U.S. Treasury Inflation-Protected Security 0.625% 2024	65,155	65,428
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,140	3,615
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,260	12,803
		172,931
Total U.S. Treasury bonds and notes		1,412,199
Corporate bonds & notes 7.43%
Health care 1.14%

inVentiv Health Inc. 9.00% 2018[4]	5,250	5,591
inVentiv Health Inc. 11.00% 2018[4]	11,260	10,444
inVentiv Health Inc. 11.00% 2018[4]	4,802	4,466
Multiplan Inc. 9.875% 2018[4]	2,930	3,194
Multiplan Inc., Term Loan B, 4.00% 2021[6,7,8]	11,750	11,759
Kinetic Concepts, Inc. 10.50% 2018	8,030	9,275
Kinetic Concepts, Inc. 12.50% 2019	4,600	5,394
Forest Laboratories, Inc. 4.375% 2019[4]	4,585	4,831
Forest Laboratories, Inc. 4.875% 2021[4]	1,925	2,038
Forest Laboratories, Inc. 5.00% 2021[4]	7,140	7,568
VPI Escrow Corp. 6.75% 2018[4]	2,450	2,707
VPI Escrow Corp. 6.375% 2020[4]	4,380	4,752
VPI Escrow Corp. 7.50% 2021[4]	4,260	4,814
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,945	3,994
Tenet Healthcare Corp., First Lien, 6.00% 2020[4]	6,780	7,267
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,6,7,8]	3,085	3,085
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,6,7,8]	2,400	2,400
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,6,7,8,9]	4,700	4,700
Novartis Capital Corp. 2.90% 2015	6,000	6,167
Novartis Capital Corp. 3.40% 2024	3,660	3,664
INC Research LLC 11.50% 2019[4]	8,275	9,330
HCA Inc. 3.75% 2019	8,625	8,679
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Thermo Fisher Scientific Inc. 2.40% 2019	$ 4,000	$ 3,989
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,124
VWR Funding, Inc. 7.25% 2017	6,925	7,479
McKesson Corp. 3.796% 2024	7,000	7,022
Gilead Sciences, Inc. 3.05% 2016	4,300	4,525
Gilead Sciences, Inc. 3.70% 2024	2,160	2,166
DJO Finance LLC 9.75% 2017	2,835	3,019
DJO Finance LLC 7.75% 2018	330	349
DJO Finance LLC 9.875% 2018	2,455	2,688
AbbVie Inc. 4.40% 2042	4,930	4,842
Centene Corp. 5.75% 2017	3,945	4,310
Symbion Inc. 8.00% 2016	4,000	4,220
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	4,027
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	2,445	2,480
PRA Holdings, Inc. 9.50% 2023[4]	2,100	2,323
IMS Health Inc. 7.375% 2018[4,9]	1,640	1,673
		185,355
Telecommunication services 1.14%

Sprint Nextel Corp. 8.375% 2017	3,700	4,371
Sprint Nextel Corp. 9.125% 2017	2,750	3,266
Sprint Nextel Corp. 7.00% 2020	5,200	5,694
Sprint Nextel Corp. 11.50% 2021	3,700	4,939
Sprint Corp. 7.875% 2023[4]	14,000	15,435
Wind Acquisition SA 11.75% 2017[4]	11,740	12,386
Wind Acquisition SA 11.75% 2017	€4,250	6,176
Wind Acquisition SA 7.25% 2018[4]	$3,875	4,107
Wind Acquisition SA 7.25% 2018[4]	3,600	3,807
Wind Acquisition SA 7.375% 2018	€2,835	4,140
T-Mobile US, Inc. 6.542% 2020	$ 6,475	6,993
MetroPCS Wireless, Inc. 6.25% 2021	6,775	7,190
MetroPCS Wireless, Inc. 6.625% 2023	8,550	9,106
NII Capital Corp. 10.00% 2016	9,700	4,001
NII Capital Corp. 7.875% 2019[4]	5,225	3,579
NII Capital Corp. 8.875% 2019	3,800	1,719
NII Capital Corp. 11.375% 2019[4]	5,860	4,161
NII Capital Corp. 7.625% 2021	13,670	3,896
SBC Communications Inc. 5.10% 2014	1,125	1,149
Cricket Communications, Inc. 7.75% 2020	10,300	11,791
Telecom Italia Capital SA 6.999% 2018	2,600	2,961
Telecom Italia Capital SA 7.175% 2019	7,000	8,059
Telecom Italia Capital SA 7.721% 2038	1,000	1,075
Trilogy International Partners, LLC 10.25% 2016[4]	10,000	10,325
Verizon Communications Inc. 3.45% 2021	3,555	3,610
Verizon Communications Inc. 5.15% 2023	4,000	4,386
Verizon Communications Inc. 6.55% 2043	1,725	2,107
LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	8,325	9,948
France Télécom 4.125% 2021	5,000	5,191
Orange SA 5.50% 2044	3,000	3,154
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,997
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	202
Intelsat Luxembourg Holding Co. 6.75% 2018[4]	1,300	1,381
Intelsat Jackson Holding Co. 6.625% 2022[4]	4,300	4,493
Frontier Communications Corp. 8.125% 2018	3,675	4,309
		185,104
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Financials 1.09%	(000)	(000)

CIT Group Inc. 5.00% 2017	$ 5,700	$ 6,120
CIT Group Inc. 5.25% 2018	1,125	1,214
CIT Group Inc. 3.875% 2019	3,750	3,796
CIT Group Inc., Series C, 5.50% 2019[4]	1,100	1,189
Hospitality Properties Trust 6.30% 2016	3,000	3,228
Hospitality Properties Trust 6.70% 2018	6,540	7,321
JPMorgan Chase & Co. 1.35% 2017	3,750	3,750
JPMorgan Chase & Co. 3.25% 2022	3,000	2,961
JPMorgan Chase & Co. 3.20% 2023	3,000	2,915
Bank of America Corp., Series L, 2.65% 2019	3,500	3,516
Bank of America Corp. 4.00% 2024	5,500	5,506
Morgan Stanley 1.75% 2016	8,000	8,108
International Lease Finance Corp. 4.875% 2015	7,795	8,107
Wells Fargo & Co. 1.25% 2016	8,000	8,073
Barclays Bank PLC 2.50% 2019	7,685	7,710
US Bancorp. 3.70% 2024	7,000	7,110
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,084
Citigroup Inc. 2.50% 2018	4,000	4,027
Citigroup Inc. 3.875% 2023	3,000	2,985
BPCE SA group 5.15% 2024[4]	6,420	6,400
Bank of Nova Scotia 2.55% 2017	6,000	6,229
HSBC Holdings PLC 4.25% 2024	6,000	6,020
BB&T Corp. 2.25% 2019	6,000	6,005
Goldman Sachs Group, Inc. 2.625% 2019	6,000	5,993
Corporate Office Properties LP 5.25% 2024	5,500	5,750
American International Group, Inc. 3.375% 2020	5,500	5,625
Kimco Realty Corp. 6.875% 2019	2,375	2,833
Kimco Realty Corp. 3.125% 2023	2,820	2,643
Developers Diversified Realty Corp. 7.50% 2017	3,460	4,010
DDR Corp. 3.50% 2021	1,000	995
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	4,895
Rabobank Nederland 4.625% 2023	4,640	4,785
Icahn Enterprises Finance Corp. 3.50% 2017[4]	4,250	4,303
BNP Paribas 5.00% 2021	3,250	3,613
Toronto-Dominion Bank 2.375% 2016	3,000	3,113
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,749
Prologis, Inc. 4.25% 2023	2,495	2,543
Lloyds Banking Group PLC 2.30% 2018	1,810	1,811
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,433
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	816	816
Brandywine Operating Partnership, LP 3.95% 2023	380	374
		177,658
Industrials 0.96%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	3,795	3,852
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,750	6,023
Navios Maritime Holdings Inc. 7.375% 2022[4]	9,150	9,379
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	18,818
Nortek Inc. 10.00% 2018	4,800	5,292
Nortek Inc. 8.50% 2021	7,845	8,806
General Electric Co. 2.70% 2022	6,535	6,347
General Electric Capital Corp. 3.10% 2023	3,750	3,677
General Electric Co. 4.125% 2042	2,500	2,412
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 3.00% 2023	$2,500	$ 2,364
Burlington Northern Santa Fe LLC 3.85% 2023	2,500	2,539
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,174
R.R. Donnelley & Sons Co. 7.25% 2018	3,030	3,538
R.R. Donnelley & Sons Co. 7.875% 2021	1,175	1,351
R.R. Donnelley & Sons Co. 7.00% 2022	4,200	4,641
R.R. Donnelley & Sons Co. 6.50% 2023	400	424
HD Supply, Inc. 11.50% 2020	7,385	8,807
Jeld-Wen Escrow Corp. 12.25% 2017[4]	7,750	8,641
Euramax International, Inc. 9.50% 2016	6,965	7,069
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	250	253
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	2,630	2,758
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	2,200	2,217
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,7]	4,690	5,059
US Investigations Services, Inc., Term Loan B, 5.00% 2015[6,7,8]	301	296
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,335
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,301
ADT Corp. 4.125% 2019	4,200	4,173
Norfolk Southern Corp. 5.75% 2016	2,255	2,441
Norfolk Southern Corp. 5.75% 2018	1,075	1,227
Norfolk Southern Corp. 4.837% 2041	67	69
Union Pacific Corp. 3.646% 2024	3,731	3,727
Ply Gem Industries, Inc. 6.50% 2022[4]	3,300	3,345
Atlas Copco AB 5.60% 2017[4]	2,750	3,041
Builders Firstsource 7.625% 2021[4]	2,800	3,038
United Technologies Corp. 4.50% 2042	2,400	2,454
CEVA Group PLC, Term Loan B, 6.50% 2021[6,7,8]	2,400	2,396
Volvo Treasury AB 5.95% 2015[4]	2,205	2,316
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[6,7,8]	1,380	1,284
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[6,7,8]	1,240	1,260
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[6,7,8]	547	298
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	38	39
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	8	9
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,7]	50	54
		155,544
Energy 0.91%

Petróleos Mexicanos 3.50% 2018	4,900	5,096
Petróleos Mexicanos 4.875% 2024[4]	3,250	3,364
Petróleos Mexicanos 6.375% 2045[4]	3,000	3,244
Peabody Energy Corp. 6.00% 2018	8,485	8,941
Peabody Energy Corp. 6.25% 2021	875	882
StatoilHydro ASA 1.80% 2016	4,000	4,101
StatoilHydro ASA 2.65% 2024	4,000	3,751
Statoil ASA 4.25% 2041	2,000	1,955
Williams Partners LP 4.00% 2021	195	199
Williams Partners LP 4.50% 2023	5,000	5,126
Williams Partners LP 4.30% 2024	3,000	3,020
Williams Partners LP 5.40% 2044	385	397
Enbridge Inc. 4.00% 2023	8,500	8,535
Kinder Morgan Energy Partners, LP 3.50% 2021	4,000	3,991
Kinder Morgan Energy Partners, LP 3.45% 2023	1,000	955
Kinder Morgan Energy Partners, LP 3.50% 2023	3,500	3,312
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Enterprise Products Operating LLC 5.20% 2020	$ 1,710	$ 1,912
Enterprise Products Operating LLC 3.90% 2024	6,000	6,044
Exxon Mobil Corp. 1.819% 2019	7,000	6,960
Petrobras Global Finance Co. 6.25% 2024	6,700	6,920
Devon Energy Corp. 3.25% 2022	6,500	6,414
Halliburton Co. 2.00% 2018	6,000	6,012
Cenovus Energy Inc. 3.80% 2023	6,000	5,992
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,195
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,257
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,533
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,604
Alpha Natural Resources, Inc. 9.75% 2018	4,115	3,981
Alpha Natural Resources, Inc. 6.00% 2019	675	521
Alpha Natural Resources, Inc. 6.25% 2021	875	663
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,708
Teekay Corp. 8.50% 2020	3,630	4,147
CONSOL Energy Inc. 8.00% 2017	1,455	1,520
CONSOL Energy Inc. 8.25% 2020	2,370	2,586
Total Capital International 3.70% 2024	4,000	4,083
EnLink Midstream Partners, LP 4.40% 2024	3,450	3,525
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,379
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	2,825	2,843
Arch Coal, Inc. 7.00% 2019	975	758
Arch Coal, Inc. 7.25% 2021	1,525	1,159
Spectra Energy Partners, LP 4.75% 2024	1,625	1,716
Anadarko Petroleum Corp. 6.45% 2036	1,370	1,626
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	1,100	1,144
Sabine Pass Liquefaction, LLC 5.625% 2021	600	622
		147,693
Consumer discretionary 0.72%

DISH DBS Corp. 4.25% 2018	13,950	14,595
DISH DBS Corp. 5.125% 2020	2,800	2,926
Caesars Entertainment Operating Co. 11.25% 2017	6,420	6,195
Caesars Entertainment Operating Co. 8.00% 2020[4]	4,500	4,759
Caesars Entertainment Operating Co. 9.00% 2020	4,900	4,422
Caesars Entertainment Operating Co. 9.00% 2020	2,370	2,139
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	10,640	9,922
MGM Resorts International 8.625% 2019	7,975	9,590
Comcast Corp. 5.65% 2035	1,750	1,984
Comcast Corp. 4.75% 2044	5,500	5,605
Boyd Gaming Corp. 9.125% 2018	5,945	6,474
Cox Communications, Inc. 2.95% 2023[4]	7,000	6,402
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,177
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,152
Thomson Reuters Corp. 6.50% 2018	140	163
Thomson Reuters Corp. 4.30% 2023	4,500	4,619
Time Warner Inc. 4.05% 2023	4,630	4,762
Dollar General Corp. 3.25% 2023	4,650	4,398
Time Warner Cable Inc. 6.75% 2018	3,345	3,926
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,859
Ford Motor Credit Co. 2.375% 2018	2,375	2,398
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[6,7,8]	2,300	2,309
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Neiman Marcus Group LTD Inc. 8.00% 2021[4]	$ 1,175	$ 1,297
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,9]	575	638
Gannett Co., Inc. 6.375% 2023[4]	1,300	1,383
Hilton Hotels Corp. 5.625% 2021[4]	1,125	1,178
Univision Communications Inc. 6.875% 2019[4]	830	894
		117,166
Materials 0.47%

FMG Resources 6.00% 2017[4]	12,085	12,757
FMG Resources 6.875% 2018[4]	6,135	6,480
First Quantum Minerals Ltd. 6.75% 2020[4]	4,977	5,064
First Quantum Minerals Ltd. 7.00% 2021[4]	4,977	5,089
ArcelorMittal 7.25% 2041[6]	7,345	7,400
Reynolds Group Inc. 5.75% 2020	6,315	6,647
Holcim Ltd. 5.15% 2023[4]	6,165	6,600
Xstrata Canada Financial Corp. 2.70% 2017[4,6]	2,000	2,026
Glencore Xstrata LLC 4.125% 2023[4]	4,640	4,441
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,420
Walter Energy, Inc. 9.50% 2019[4]	3,850	3,932
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,860
Ecolab Inc. 3.00% 2016	2,545	2,669
Newcrest Finance Pty Ltd. 4.20% 2022[4]	3,050	2,636
International Paper Co. 7.30% 2039	2,005	2,624
		76,645
Information technology 0.35%

Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,7,8]	2,000	2,009
Freescale Semiconductor, Inc. 5.00% 2021[4]	7,870	8,067
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,700	11,382
First Data Corp. 11.75% 2021	14,660	15,466
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	6,443	6,475
SRA International, Inc. 11.00% 2019	3,865	4,087
Alcatel-Lucent USA Inc. 4.625% 2017[4]	2,925	3,020
Alcatel-Lucent USA Inc. 8.875% 2020[4]	2,300	2,622
NXP BV and NXP Funding LLC 3.75% 2018[4]	4,150	4,192
		57,320
Utilities 0.34%

MidAmerican Energy Co. 5.95% 2017	1,375	1,569
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,434
MidAmerican Energy Co. 2.40% 2019	3,000	3,027
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,480
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,786
Pacific Gas and Electric Co. 3.85% 2023	6,214	6,280
Pacific Gas and Electric Co. 3.75% 2024	3,065	3,066
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	6,984
Electricité de France SA 6.95% 2039[4]	4,000	5,091
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,074
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,100	1,285
Puget Sound Energy, Inc., First Lien, 6.00% 2021	810	935
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,520	1,735
American Electric Power Co. 2.95% 2022	4,020	3,841
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,066
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

AES Corp. 5.50% 2024	$1,800	$ 1,791
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	527	552
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	59
		55,055
Consumer staples 0.31%

Altria Group, Inc. 4.50% 2043	9,000	8,299
SABMiller Holdings Inc. 3.75% 2022[4]	5,500	5,631
SABMiller Holdings Inc. 4.95% 2042[4]	2,055	2,160
Philip Morris International Inc. 3.60% 2023	5,270	5,262
Rite Aid Corp. 10.25% 2019	3,755	4,149
Rite Aid Corp. 8.00% 2020	900	1,005
Kraft Foods Inc. 2.25% 2017	2,560	2,627
Kraft Foods Inc. 5.375% 2020	1,570	1,793
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,870
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,844
Reynolds American Inc. 4.85% 2023	3,230	3,390
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,226
Pernod Ricard SA 2.95% 2017[4]	3,000	3,112
Kroger Co. 4.00% 2024	2,535	2,568
		50,936
Total corporate bonds & notes		1,208,476
Mortgage-backed obligations[7] 4.63%

Fannie Mae 6.00% 2021	91	100
Fannie Mae 6.00% 2026	866	955
Fannie Mae 2.50% 2027	1,226	1,231
Fannie Mae 2.50% 2028	1,953	1,957
Fannie Mae 2.50% 2028	1,951	1,955
Fannie Mae 2.50% 2028	1,950	1,954
Fannie Mae 2.50% 2028	1,949	1,954
Fannie Mae 2.50% 2028	1,948	1,949
Fannie Mae 2.50% 2028	1,939	1,945
Fannie Mae 2.50% 2028	1,937	1,941
Fannie Mae 2.50% 2028	1,915	1,919
Fannie Mae 2.50% 2028	1,760	1,764
Fannie Mae 2.50% 2028	1,750	1,755
Fannie Mae 2.50% 2028	1,750	1,753
Fannie Mae 2.50% 2028	1,677	1,680
Fannie Mae 2.50% 2028	1,668	1,672
Fannie Mae 2.50% 2028	1,612	1,615
Fannie Mae 2.50% 2028	1,573	1,574
Fannie Mae 2.50% 2028	1,540	1,543
Fannie Mae 2.50% 2028	1,487	1,490
Fannie Mae 2.50% 2028	1,483	1,486
Fannie Mae 2.50% 2028	1,482	1,485
Fannie Mae 2.50% 2028	1,476	1,477
Fannie Mae 2.50% 2028	1,449	1,452
Fannie Mae 2.50% 2028	1,438	1,441
Fannie Mae 2.50% 2028	1,433	1,436
Fannie Mae 2.50% 2028	1,416	1,419
Fannie Mae 2.50% 2028	1,387	1,390
Fannie Mae 2.50% 2028	1,375	1,378
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 1,344	$ 1,346
Fannie Mae 2.50% 2028	1,320	1,323
Fannie Mae 2.50% 2028	1,249	1,251
Fannie Mae 2.50% 2028	1,206	1,209
Fannie Mae 2.50% 2028	1,190	1,193
Fannie Mae 2.50% 2028	1,178	1,181
Fannie Mae 2.50% 2028	1,154	1,157
Fannie Mae 2.50% 2028	1,146	1,148
Fannie Mae 2.50% 2028	1,126	1,129
Fannie Mae 2.50% 2028	978	980
Fannie Mae 2.50% 2028	977	979
Fannie Mae 2.50% 2028	977	979
Fannie Mae 2.50% 2028	976	978
Fannie Mae 2.50% 2028	975	977
Fannie Mae 2.50% 2028	975	977
Fannie Mae 2.50% 2028	972	974
Fannie Mae 2.50% 2028	970	972
Fannie Mae 2.50% 2028	969	971
Fannie Mae 2.50% 2028	969	970
Fannie Mae 2.50% 2028	964	966
Fannie Mae 2.50% 2028	963	965
Fannie Mae 2.50% 2028	964	964
Fannie Mae 2.50% 2028	957	959
Fannie Mae 2.50% 2028	941	943
Fannie Mae 2.50% 2028	904	906
Fannie Mae 2.50% 2028	874	876
Fannie Mae 2.50% 2028	825	827
Fannie Mae 2.50% 2028	813	814
Fannie Mae 2.50% 2028	766	768
Fannie Mae 2.50% 2028	373	374
Fannie Mae 2.50% 2028	92	92
Fannie Mae 5.50% 2033	1,437	1,594
Fannie Mae 5.50% 2033	989	1,098
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	298	272
Fannie Mae 5.50% 2036	2,214	2,462
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	751	826
Fannie Mae 5.50% 2037	784	872
Fannie Mae 5.50% 2037	549	606
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	153	168
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	101	111
Fannie Mae 6.00% 2037	5,591	6,216
Fannie Mae 6.00% 2037	91	101
Fannie Mae 6.00% 2038	12,402	13,815
Fannie Mae 6.00% 2038	3,854	4,293
Fannie Mae 6.00% 2038	3,380	3,765
Fannie Mae 6.00% 2038	283	316
Fannie Mae 6.00% 2038	177	198
Fannie Mae 6.00% 2038	161	179
Fannie Mae 6.00% 2039	4	5
Fannie Mae 4.00% 2040	8,819	9,173
Fannie Mae 4.191% 2040[6]	801	852
Fannie Mae 4.00% 2041	7,199	7,497
Fannie Mae 4.00% 2041	5,488	5,715
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	322	372
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	$ 79	$ 93
Fannie Mae 3.00% 2042	59,946	58,060
Fannie Mae 4.00% 2042	39,514	41,146
Fannie Mae 3.00% 2043	15,083	14,608
Fannie Mae 3.00% 2043	4,941	4,785
Fannie Mae 3.00% 2043	1,936	1,873
Fannie Mae 3.00% 2043	1,305	1,263
Fannie Mae 3.00% 2043	1,222	1,183
Fannie Mae 4.00% 2043	13,693	14,285
Fannie Mae 4.00% 2043	10,405	10,855
Fannie Mae 4.00% 2043	5,567	5,812
Fannie Mae 4.00% 2043	4,747	4,952
Fannie Mae 4.00% 2043	4,503	4,697
Fannie Mae 4.00% 2043	3,688	3,850
Fannie Mae 4.00% 2043	3,352	3,492
Fannie Mae 4.00% 2043	3,303	3,445
Fannie Mae 4.00% 2043	1,114	1,159
Fannie Mae 4.50% 2043	4,787	5,117
Fannie Mae 3.50% 2044[11]	38,483	38,722
Fannie Mae 4.50% 2044[11]	146,000	155,792
Fannie Mae 6.00% 2044[11]	24,158	26,929
Fannie Mae 7.00% 2047	292	322
Fannie Mae 7.00% 2047	270	299
Fannie Mae 7.00% 2047	12	13
Freddie Mac 5.00% 2023	546	592
Freddie Mac 6.00% 2026	2,144	2,364
Freddie Mac 4.50% 2029	612	661
Freddie Mac 4.50% 2029	609	659
Freddie Mac 4.50% 2029	484	523
Freddie Mac, Series T-041, Class 3-A, 6.795% 2032[6]	496	578
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,751	1,951
Freddie Mac, Series 3312, Class PA, 5.50% 2037	1,677	1,834
Freddie Mac 5.00% 2038	4,006	4,360
Freddie Mac 6.50% 2038	619	695
Freddie Mac 4.50% 2039	613	657
Freddie Mac 5.00% 2040	5,638	6,150
Freddie Mac 4.00% 2043	10,984	11,428
Freddie Mac 4.00% 2043	6,494	6,771
Freddie Mac 4.00% 2043	6,368	6,626
Freddie Mac 4.00% 2043	4,068	4,245
Freddie Mac 4.00% 2043	3,986	4,148
Government National Mortgage Assn. 4.50% 2043	9,486	10,239
Government National Mortgage Assn. 3.50% 2044[11]	30,000	30,619
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[6]	1,963	1,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	5,872
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	7,000	7,310
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[6]	8,543	9,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,214
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[6]	2,933	3,191
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,969
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	5,000	5,505
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	1,648	1,818
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	5,500	6,097
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[6]	2,570	2,935
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[6]	$ 9,100	$ 10,038
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,290
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	3,000	3,295
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.953% 2051[6]	3,000	3,333
Aventura Mall Trust, Series A, 3.743% 2032[4,6]	5,500	5,741
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[6]	2,585	2,895
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[6]	1,430	1,624
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[6]	4,000	4,475
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[6]	3,939	4,397
Citigroup Commercial Mortgage Trust, Series 2014–CG–19, Class A–4, 4.023% 2047	3,570	3,699
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	823	892
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	2,320	2,565
Commonwealth Bank of Australia 0.75% 2017[4]	3,000	3,005
National Australia Bank 1.25% 2018[4]	3,000	2,945
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.309% 2045[6]	2,878	2,888
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[6]	2,244	2,357
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,871	1,948
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	1,000	1,053
		751,974
Federal agency bonds & notes 1.11%

Freddie Mac 2.50% 2016	18,000	18,766
Freddie Mac 0.75% 2018	40,300	39,421
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[7]	5,000	4,909
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[7]	3,440	3,379
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[7]	3,837	3,804
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[7]	2,820	2,826
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[6,7]	4,175	4,314
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[7]	4,828	4,768
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[7]	4,000	3,826
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	4,500	4,267
Freddie Mac 2.375% 2022	13,750	13,417
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	3,680	3,526
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[7]	4,000	3,890
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[7]	6,734	6,900
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[7]	5,500	5,329
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[7]	2,503	2,537
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[7]	5,900	5,907
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[7]	4,500	4,183
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,7]	2,145	2,027
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[7]	5,242	5,046
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[7]	4,000	3,927
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[6,7]	7,530	7,592
Fannie Mae, Series 2014-M-1, multifamily 3.394% 2023[6,7]	9,000	9,085
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[6,7]	6,450	6,585
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7]	7,000	7,082
CoBank, ACB 0.833% 2022[4,6]	3,805	3,472
		180,785
Bonds & notes of governments outside the U.S. 0.19%

Spanish Government 4.00% 2018[4]	9,500	10,060
Polish Government 6.375% 2019	2,950	3,468
Polish Government 4.00% 2024	4,665	4,713
United Mexican States Government Global 5.55% 2045	5,000	5,325
Colombia (Republic of) Global 5.625% 2044	5,000	5,245
Latvia (Republic of) 2.75% 2020	1,500	1,448
		30,259
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[7] 0.01%	(000)	(000)

Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	$ 1,647	$ 1,708
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	348	355
		2,063
Total bonds, notes & other debt instruments (cost: $3,549,973,000)		3,585,756
Short-term securities 12.36%

Federal Home Loan Bank 0.06%–0.15% due 4/9–10/22/2014	461,000	460,928
Freddie Mac 0.07%–0.15% due 4/8–11/5/2014	294,500	294,432
Abbott Laboratories 0.08%–0.11% due 5/7–6/24/2014[4]	177,050	177,036
Coca-Cola Co. 0.10%–0.14% due 6/25–7/31/2014[4]	124,300	124,270
Fannie Mae 0.05%–0.15% due 5/1–8/1/2014	103,900	103,883
Federal Farm Credit Banks 0.10%–0.15% due 8/25–12/19/2014	98,600	98,537
John Deere Financial Ltd. 0.08%–0.10% due 4/16–4/30/2014[4]	84,300	84,295
John Deere Canada ULC 0.09% due 4/15/2014[4]	6,000	6,000
John Deere Bank SA 0.08% due 5/6/2014[4]	300	300
PepsiCo Inc. 0.07%–0.08% due 5/8/2014[4]	72,000	71,995
Wal-Mart Stores, Inc. 0.07% due 4/28–4/29/2014[4]	68,200	68,197
Regents of the University of California 0.10%–0.12% due 5/1–5/5/2014	66,700	66,693
Chariot Funding, LLC 0.26%–0.28% due 12/1–12/9/2014[4]	65,800	65,707
Pfizer Inc 0.10% due 6/17/2014[4]	60,000	59,994
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 4/16–5/12/2014	59,200	59,196
Procter & Gamble Co. 0.08%–0.09% due 5/22–5/30/2014[4]	49,600	49,596
U.S. Treasury Bill 0.058% due 4/17/2014	44,000	43,999
ExxonMobil Corp. 0.07% due 4/11/2014	40,500	40,498
Merck & Co. Inc. 0.08% due 5/28/2014[4]	27,300	27,298
Parker-Hannifin Corp. 0.08% due 4/25/2014[4]	26,400	26,399
Kimberly-Clark Worldwide Inc. 0.06%–0.07% due 4/8–4/21/2014[4]	24,800	24,800
Emerson Electric Co. 0.10% due 6/26/2014[4]	24,700	24,695
General Electric Co. 0.05% due 4/1/2014	21,200	21,200
Google Inc. 0.08% due 4/16/2014[4]	8,100	8,100
Total short-term securities (cost: $2,007,913,000)		2,008,048
Total investment securities (cost: $12,737,849,000)		16,405,128
Other assets less liabilities		(154,222)
Net assets		$16,250,906

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $341,921,000, which represented 2.10% of the net assets of the fund. This amount includes $301,768,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition dates	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.226% convertible preferred	3/10/2010–1/23/2012	$ 8,674	$ 7,648.05%
NewPage Holdings Inc.	6/22/2011–9/9/2011	4,418	2,020.01
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	111.00
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	—	.00
Total restricted securities		$29,942	$9,779.06%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,221,393,000, which represented 7.52% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $51,515,000, which represented .32% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

CVR = Contingent Value Rights

TBA = To be announced

€ = Euros

Global Balanced FundSM

Investment portfolio

March 31, 2014

unaudited

Common stocks 62.86%
		Value
Financials 10.52%	Shares	(000)

ORIX Corp.[1]	157,000	$ 2,205
Bankia, SA1,2	1,019,000	2,155
JPMorgan Chase & Co.	30,700	1,864
Link Real Estate Investment Trust[1]	374,509	1,843
Deutsche Bank AG1	37,000	1,655
BNP Paribas SA1	19,230	1,487
Sumitomo Mitsui Financial Group, Inc.[1]	31,500	1,343
Wells Fargo & Co.	24,000	1,194
Prudential PLC[1]	56,000	1,186
Banco Bilbao Vizcaya Argentaria, SA1	90,000	1,083
AXA SA1	40,300	1,049
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	84,000	1,032
AIA Group Ltd.[1]	180,000	855
HSBC Holdings PLC[1]	75,000	759
Banco Santander, SA1,2	71,627	684
Suncorp Group Ltd.[1]	30,564	365
Goldman Sachs Group, Inc.	2,000	328
		21,087
Industrials 10.41%

Cummins Inc.	19,200	2,861
General Electric Co.	93,700	2,426
Boeing Co.	17,000	2,133
BAE Systems PLC[1]	258,000	1,792
Schneider Electric SA1	20,000	1,778
KONE Oyj, Class B1	38,600	1,621
Randstad Holding NV1	22,450	1,318
Robert Half International Inc.	30,000	1,258
ASSA ABLOY AB, Class B1	22,000	1,175
AB Volvo, Class B1	70,000	1,111
Rolls-Royce Holdings PLC[1,2]	59,300	1,064
Siemens AG1	6,300	848
TransDigm Group Inc.	4,500	833
Deere & Co.	7,000	636
		20,854
Information technology 8.89%

ASML Holding NV1,2	47,969	4,441
Microsoft Corp.	100,000	4,099
OMRON Corp.[1]	55,000	2,264
Texas Instruments Inc.	24,500	1,155
Murata Manufacturing Co., Ltd.[1]	12,000	1,129
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	240,000	938
Google Inc., Class A2	800	892
Nintendo Co., Ltd.[1]	7,400	881
Common stocks
		Value
Information technology (continued)	Shares	(000)

Cisco Systems, Inc.	31,000	$ 695
STMicroelectronics NV1	75,000	694
KLA-Tencor Corp.	9,000	622
		17,810
Consumer staples 8.60%

Nestlé SA1	40,240	3,032
Pernod Ricard SA1	21,770	2,536
Lorillard, Inc.	33,900	1,833
Altria Group, Inc.	31,000	1,160
Kimberly-Clark Corp.	10,000	1,102
Imperial Tobacco Group PLC[1]	26,700	1,080
Lenta Ltd. (GDR)[1,2,3]	95,000	922
Philip Morris International Inc.	12,700	1,040
PepsiCo, Inc.	11,000	919
British American Tobacco PLC[1]	15,950	888
Costco Wholesale Corp.	7,720	862
SABMiller PLC[1]	14,000	699
Procter & Gamble Co.	7,800	629
Anheuser-Busch InBev NV (ADR)	5,000	527
		17,229
Health care 6.84%

Merck & Co., Inc.	72,120	4,094
Bristol-Myers Squibb Co.	37,110	1,928
Humana Inc.	12,780	1,441
Novartis AG1	15,160	1,288
Novo Nordisk A/S, Class B1	25,000	1,140
AstraZeneca PLC[1]	16,000	1,037
Bayer AG1	7,200	974
Gilead Sciences, Inc.[2]	13,100	928
Pfizer Inc.	28,000	899
		13,729
Consumer discretionary 6.17%

Amazon.com, Inc.[2]	8,530	2,871
SES SA, Class A (FDR)[1]	50,700	1,893
Home Depot, Inc.	21,030	1,664
Daimler AG1	15,380	1,454
Comcast Corp., Class A	21,930	1,097
Tiffany & Co.	12,000	1,034
Industria de Diseño Textil, SA1	5,770	867
General Motors Co.	22,500	774
Carnival Corp., units	19,000	719
		12,373
Materials 4.02%

Dow Chemical Co.	37,000	1,798
OJSC ALROSA[1]	1,355,109	1,393
MeadWestvaco Corp.	34,000	1,280
E.I. du Pont de Nemours and Co.	12,000	805
Potash Corp. of Saskatchewan Inc.	21,000	761
Rio Tinto PLC[1]	11,000	613
Nucor Corp.	12,000	606
L’Air Liquide SA, bonus shares[1]	3,871	525
Cliffs Natural Resources Inc.	13,000	266
		8,047
Common stocks
		Value
Energy 3.73%	Shares	(000)

Royal Dutch Shell PLC, Class B1	63,470	$ 2,476
Chevron Corp.	11,030	1,311
ConocoPhillips	15,406	1,084
Spectra Energy Corp	27,800	1,027
Occidental Petroleum Corp.	9,000	858
Enbridge Inc.	15,911	723
		7,479
Telecommunication services 2.23%

Deutsche Telekom AG1	60,000	971
Orange[1]	60,000	887
OJSC MegaFon (GDR)[1,3]	31,000	872
Verizon Communications Inc.	13,850	659
HKT Trust, units[1]	600,000	634
Telstra Corp. Ltd.[1]	96,500	455
		4,478
Utilities 1.13%

EDP — Energias de Portugal, SA1	485,000	2,255
Miscellaneous 0.32%

Other common stocks in initial period of acquisition		642
Total common stocks (cost: $101,874,000)		125,983
Preferred securities 0.08%

Financials 0.08%

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	161
Total preferred securities (cost: $150,000)		161
Rights & warrants 0.01%

Financials 0.01%

Banco Bilbao Vizcaya Argentaria, SA, rights, expire 2014[2]	90,000	21
Total rights & warrants (cost: $21,000)		21
Convertible securities 0.49%
	Principal amount
Consumer staples 0.49%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	987
Total convertible securities (cost: $1,198,000)		987
Bonds, notes & other debt instruments 30.55%

Bonds & notes of governments & government agencies outside the U.S. 15.35%

Japanese Government, Series 269, 1.30% 2015	¥ 12,500	123
Japanese Government, Series 336, 0.10% 2016	5,000	49
Japanese Government, Series 115, 0.20% 2018	145,000	1,406
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Japanese Government, Series 315, 1.20% 2021	¥130,000	$1,333
Japanese Government, Series 17, 0.10% 2023[4]	20,080	210
Japanese Government, Series 116, 2.20% 2030	37,000	414
Japanese Government, Series 136, 1.60% 2032	5,000	51
Japanese Government, Series 36, 2.00% 2042	20,000	207
United Mexican States Government, Series M10, 8.00% 2015	MXN1,800	147
United Mexican States Government, Series M10, 7.75% 2017	9,900	837
United Mexican States Government 3.50% 2017[4]	1,544	126
United Mexican States Government 4.00% 2019[4]	1,544	130
United Mexican States Government, Series M, 6.50% 2021	8,500	682
United Mexican States Government 2.00% 2022[4]	3,603	267
United Mexican States Government, Series M20, 10.00% 2024	4,300	427
United Mexican States Government, Series M30, 10.00% 2036	2,500	254
United Mexican States Government 4.00% 2040[4]	2,573	207
Polish Government, Series 0414, 5.75% 2014	PLN 100	33
Polish Government, Series 1017, 5.25% 2017	1,500	528
Polish Government, Series 1020, 5.25% 2020	3,250	1,158
Polish Government 5.125% 2021	$100	111
Polish Government, Series 1021, 5.75% 2021	PLN1,770	649
Polish Government 5.00% 2022	$200	219
Polish Government 4.00% 2024	135	136
United Kingdom 2.75% 2015	£170	289
United Kingdom 2.00% 2016	150	256
United Kingdom 1.25% 2018	70	115
United Kingdom 3.75% 2020	75	137
United Kingdom 3.75% 2021	150	273
United Kingdom 1.75% 2022	300	468
United Kingdom 2.25% 2023	230	368
United Kingdom 5.00% 2025	100	200
United Kingdom 4.50% 2034	60	116
United Kingdom 4.75% 2038	70	142
United Kingdom 4.25% 2040	50	94
United Kingdom 4.25% 2046	180	345
German Government 4.25% 2014	€ 150	209
German Government, Series 6, 4.00% 2016	300	449
German Government, Series 8, 4.25% 2018	430	688
German Government 3.00% 2020	500	779
German Government 2.25% 2021	60	89
German Government 2.00% 2022	200	293
German Government 3.25% 2042	120	194
Spanish Government 5.40% 2023	1,435	2,335
Italian Government 4.75% 2017	350	533
Italian Government 4.25% 2020	250	383
Italian Government 4.50% 2024	890	1,353
Swedish Government, Series 1049, 4.50% 2015	SKr1,250	203
Swedish Government, Series 1051, 3.75% 2017	1,550	261
Swedish Government, Series 1047, 5.00% 2020	3,250	605
Swedish Government, Series 3104, 3.50% 2028[4]	882	186
South Korean Government 5.50% 2017	KRW 97,550	99
South Korean Government, Series 2106, 4.25% 2021	412,000	409
South Korean Government, Series 2206, 3.75% 2022	418,150	402
South Korean Government, Series 2303, 3.00% 2023	131,200	119
Irish Government 5.50% 2017	€100	159
Irish Government 4.50% 2020	100	157
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Irish Government 5.00% 2020	€100	$ 162
Irish Government 3.90% 2023	210	316
Irish Government 5.40% 2025	100	165
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	167
Colombia (Republic of) Global 4.375% 2021	$400	417
Colombia (Republic of), Series B, 6.00% 2028	COP313,000	147
Netherlands Government Eurobond 3.25% 2015	€130	186
Netherlands Government 1.00% 2017	$100	100
Netherlands Government Eurobond 4.00% 2019	€150	240
Netherlands Government Eurobond 5.50% 2028	100	192
French Government O.A.T. Eurobond 0.25% 2015	250	345
French Government O.A.T. Eurobond 3.25% 2045	240	340
Israeli Government 4.00% 2022	$200	210
Israeli Government 3.15% 2023	400	389
Russian Federation 6.20% 2018	RUB 6,900	186
Russian Federation 7.50% 2018	11,600	322
Australian Government, Series 122, 5.25% 2019	A$500	502
Brazil (Federal Republic of) 10.00% 2018	BRL1,135	464
Bermudan Government 5.603% 2020	$200	221
Bermudan Government 4.854% 2024[3]	200	204
Belgium (Kingdom of), Series 68, 2.25% 2023	€300	422
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	375
Indonesia (Republic of) 5.875% 2020	$300	329
Kingdom of Denmark 4.00% 2019	DKr1,500	325
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR2,075	191
South Africa (Republic of), Series R-214, 6.50% 2041	1,050	75
State of Qatar 3.125% 2017[3]	$250	264
Norwegian Government 4.25% 2017	NKr1,370	246
Lithuania (Republic of) 6.625% 2022	$200	237
Morocco Government 4.25% 2022	200	194
Bahrain Government 5.50% 2020	175	189
Latvia (Republic of) 2.625% 2021	€100	141
Chilean Government 5.50% 2020	CLP50,000	92
		30,767
Corporate bonds & notes 8.58%
Financials 2.81%

Barclays Bank PLC 6.00% 2018	€50	79
Barclays Bank PLC 2.50% 2019	$200	201
Barclays Bank PLC 6.00% 2021	€100	161
Bank of America Corp. 4.00% 2024	$425	425
Goldman Sachs Group, Inc. 5.25% 2021	100	111
Goldman Sachs Group, Inc. 5.75% 2022	70	79
Goldman Sachs Group, Inc. 3.625% 2023	150	148
Goldman Sachs Group, Inc. 4.00% 2024	60	60
Lloyds TSB Bank PLC 6.50% 2020	€210	348
Citigroup Inc. 4.587% 2015	$ 30	32
Citigroup Inc. 3.953% 2016	75	80
Citigroup Inc. 4.45% 2017	75	81
Citigroup Inc. 3.875% 2023	105	104
Developers Diversified Realty Corp. 9.625% 2016	25	29
Developers Diversified Realty Corp. 7.50% 2017	230	267
Westfield Group 7.125% 2018[3]	50	59
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Westfield Group 6.75% 2019[3]	$100	$ 120
Westfield Group 4.625% 2021[3]	105	115
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 3.20% 2023	127	123
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[5]	135	143
Prologis, Inc. 2.75% 2019	110	111
Prologis, Inc. 3.375% 2024	€100	141
Korea Development Bank 3.875% 2017	$200	214
Wells Fargo & Co. 4.60% 2021	100	110
Wells Fargo & Co., Series I, 3.50% 2022	100	102
Simon Property Group, LP 3.375% 2022	200	203
Standard Chartered PLC 3.20% 2016[3]	103	108
Standard Chartered Bank 5.875% 2017	€50	78
Corporate Office Properties Trust 3.60% 2023	$200	185
Morgan Stanley 1.75% 2016	150	152
Rabobank Nederland 3.875% 2023	€100	146
AvalonBay Communities, Inc. 3.625% 2020	$100	103
AvalonBay Communities, Inc. 2.85% 2023	20	19
BNP Paribas 5.00% 2021	100	111
Kimco Realty Corp., Series C, 5.783% 2016	100	109
Boston Properties, Inc. 3.70% 2018	100	106
VEB Finance Ltd. 6.902% 2020[3]	100	105
HSBC Holdings PLC 4.00% 2022	100	104
American International Group, Inc. 4.125% 2024	100	102
Bank of New York Mellon Corp. 3.65% 2024	100	101
American Campus Communities, Inc. 3.75% 2023	100	96
PNC Financial Services Group, Inc. 2.854% 2022	100	96
RSA Insurance Group PLC 8.50% (undated)[5]	£50	87
Royal Bank of Scotland Group PLC 5.50% 2020	€50	81
Berkshire Hathaway Inc. 3.00% 2022	$ 75	75
		5,638
Energy 1.21%

Pemex Project Funding Master Trust 5.75% 2018	200	223
Petróleos Mexicanos 4.875% 2022	100	105
Petróleos Mexicanos 6.50% 2041	45	49
Total Capital International 2.875% 2022	250	245
Total Capital International 3.75% 2024	125	128
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	161
StatoilHydro ASA 2.45% 2023	100	94
Statoil ASA 3.70% 2024	50	51
Kinder Morgan Energy Partners, LP 3.50% 2016	100	104
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	205
Petrobras International Finance Co. 5.375% 2021	170	173
Transocean Inc. 5.05% 2016	45	49
Transocean Inc. 2.50% 2017	55	55
Transocean Inc. 6.375% 2021	50	56
Gazprom OJSC 5.875% 2015	€100	144
Chevron Corp. 2.355% 2022	$150	141
Williams Partners LP 4.50% 2023	100	103
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Devon Energy Corp. 3.25% 2022	$ 90	$ 89
Spectra Energy Partners, LP 2.95% 2016	75	78
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	67
		2,417
Consumer discretionary 0.87%

Dollar General Corp. 1.875% 2018	25	25
Dollar General Corp. 3.25% 2023	325	307
Time Warner Inc. 4.75% 2021	200	219
Time Warner Inc. 4.05% 2023	100	103
NBC Universal Enterprise, Inc. 1.974% 2019[3]	200	196
NBCUniversal Media, LLC 4.375% 2021	50	54
Ford Motor Credit Co. 2.375% 2018	200	202
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	149
President & Fellows of Harvard College 3.619% 2037	150	137
Comcast Corp. 3.60% 2024	50	50
Comcast Corp. 4.65% 2042	75	75
Thomson Reuters Corp. 1.30% 2017	45	45
Thomson Reuters Corp. 4.30% 2023	75	77
Viacom Inc. 4.25% 2023	55	57
McDonald’s Corp. 3.50% 2020	50	53
		1,749
Industrials 0.81%

General Electric Capital Corp. 0.87% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	170
General Electric Capital Corp. 2.45% 2017	400	414
General Electric Capital Corp. 3.15% 2022	50	50
General Electric Capital Corp. 3.10% 2023	100	98
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	114
Union Pacific Corp. 2.75% 2023	100	94
Union Pacific Corp. 2.95% 2023	200	191
United Technologies Corp. 3.10% 2022	215	215
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	135
Boeing Company 0.95% 2018	$ 45	44
Burlington Northern Santa Fe LLC 3.00% 2023	35	33
		1,623
Consumer staples 0.78%

Altria Group, Inc. 4.75% 2021	150	164
Altria Group, Inc. 4.25% 2042	150	133
Wal-Mart Stores, Inc. 2.80% 2016	150	157
Wal-Mart Stores, Inc. 2.55% 2023	75	71
Kraft Foods Inc. 3.50% 2022	200	201
Philip Morris International Inc. 1.875% 2019	100	99
Philip Morris International Inc. 2.90% 2021	100	99
Anheuser-Busch InBev NV 0.602% 2014[5]	175	175
Pernod Ricard SA 4.45% 2022[3]	150	157
Coca-Cola Co. 1.80% 2016	85	87
CVS Caremark Corp. 4.00% 2023	75	77
PepsiCo, Inc. 2.50% 2016	50	52
Reynolds American Inc. 3.25% 2022	50	47
ConAgra Foods, Inc. 1.90% 2018	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,564
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Telecommunication services 0.72%	(000)	(000)

Verizon Communications Inc. 3.45% 2021	$ 40	$ 41
Verizon Communications Inc. 2.45% 2022	125	114
Verizon Communications Inc. 5.15% 2023	630	691
Verizon Communications Inc. 4.15% 2024	50	51
Verizon Communications Inc. 6.55% 2043	60	73
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	153
Deutsche Telekom International Finance BV 6.00% 2017	€75	118
Orange SA 2.75% 2019	$140	142
Telecom Italia Capital SA 7.175% 2019	50	58
		1,441
Health care 0.52%

Amgen Inc. 2.50% 2016	175	181
Amgen Inc. 5.375% 2043	190	204
Novartis Capital Corp. 2.90% 2015	50	52
Novartis Securities Investment Ltd. 5.125% 2019	25	29
Novartis Capital Corp. 3.40% 2024	100	100
AbbVie Inc. 2.90% 2022	160	154
Gilead Sciences, Inc. 3.70% 2024	100	100
Humana Inc. 3.15% 2022	100	95
Baxter International Inc. 3.20% 2023	50	49
Aetna Inc. 2.75% 2022	50	47
Roche Holdings, Inc. 6.00% 2019[3]	35	41
		1,052
Information technology 0.50%

International Business Machines Corp. 1.95% 2016	200	206
International Business Machines Corp. 1.25% 2018	100	99
International Business Machines Corp. 3.625% 2024	115	116
Samsung Electronics America, Inc. 1.75% 2017[3]	400	401
Xerox Corp. 2.95% 2017	100	104
First Data Corp. 7.375% 2019[3]	75	81
		1,007
Utilities 0.25%

MidAmerican Energy Holdings Co. 2.00% 2018[3]	100	99
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	99
MidAmerican Energy Holdings Co. 3.75% 2023[3]	75	75
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	144
National Grid PLC 6.30% 2016	40	45
E.ON International Finance BV 5.80% 2018[3]	25	28
PSEG Power LLC 2.75% 2016	15	15
		505
Materials 0.11%

ArcelorMittal 5.75% 2020[5]	65	69
ArcelorMittal 6.75% 2022[5]	35	39
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
BHP Billiton Finance (USA) Ltd. 3.85% 2023	50	51
		211
Total corporate bonds & notes		17,207
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes 5.53%	Principal amount	Value
U.S. Treasury 5.00%	(000)	(000)

U.S. Treasury 1.75% 2015	$ 545	$ 556
U.S. Treasury 0.25% 2016	450	449
U.S. Treasury 0.625% 2016	650	648
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	72
U.S. Treasury 4.50% 2016	1,250	1,347
U.S. Treasury 1.00% 2017	1,970	1,976
U.S. Treasury 0.625% 2018	200	194
U.S. Treasury 0.875% 2018	200	197
U.S. Treasury 1.375% 2018	500	498
U.S. Treasury 1.375% 2018	300	298
U.S. Treasury 1.25% 2019	50	49
U.S. Treasury 3.125% 2019	225	240
U.S. Treasury 1.375% 2020	150	144
U.S. Treasury 3.50% 2020	200	217
U.S. Treasury 2.00% 2021	108	105
U.S. Treasury 2.125% 2021	200	197
U.S. Treasury 1.625% 2022	200	185
U.S. Treasury 2.00% 2022	75	72
U.S. Treasury 1.75% 2023	100	93
U.S. Treasury 2.50% 2023	250	246
U.S. Treasury 2.75% 2023	550	552
U.S. Treasury 6.50% 2026	50	69
U.S. Treasury 4.375% 2038	100	115
U.S. Treasury 3.75% 2041	360	375
U.S. Treasury 3.125% 2042	350	324
U.S. Treasury 2.875% 2043	600	524
U.S. Treasury 3.75% 2043	200	207
		10,020
U.S. Treasury inflation-protected securities[4] 0.53%

U.S. Treasury Inflation-Protected Security 1.875% 2015	301	316
U.S. Treasury Inflation-Protected Security 0.125% 2017	124	127
U.S. Treasury Inflation-Protected Security 0.375% 2023	452	448
U.S. Treasury Inflation-Protected Security 2.375% 2025	62	73
U.S. Treasury Inflation-Protected Security 0.75% 2042	104	90
		1,054
Total U.S. Treasury bonds & notes		11,074
Mortgage-backed obligations[6] 1.09%

Fannie Mae 2.50% 2028	194	194
Fannie Mae 3.00% 2028[7]	75	77
Fannie Mae 4.50% 2041	114	121
Fannie Mae 5.00% 2041	104	114
Fannie Mae 5.00% 2041	41	45
Fannie Mae 3.50% 2042	173	174
Fannie Mae 3.00% 2043	293	284
Fannie Mae 4.00% 2043	330	344
Government National Mortgage Assn. 3.50% 2043	284	291
Government National Mortgage Assn. 4.50% 2043	211	227
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	$230	$ 231
Nordea Hypotek AB 4.00% 2014	SKr500	78
		2,180
Total bonds, notes & other debt instruments (cost: $60,295,000)		61,228

Short-term securities 5.44%

Federal Home Loan Bank 0.05%–0.062% due 4/9–4/16/2014	$5,000	4,999
General Electric Co. 0.05% due 4/1/2014	3,900	3,900
Kimberly-Clark Worldwide Inc. 0.05% due 4/7/2014[3]	2,000	2,000
Total short-term securities (cost: $10,900,000)		10,899
Total investment securities (cost: $174,438,000)		199,279
Other assets less liabilities		1,138
Net assets		$200,417

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $5,757,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	4/15/2014	UBS AG	£300	$499	$ 1
British pounds	4/17/2014	Citibank	£300	$503	(2)
Euros	4/14/2014	Barclays Bank PLC	€328	$450	1
Euros	4/14/2014	Barclays Bank PLC	€361	$500	(2)
Euros	4/24/2014	Bank of America, N.A.	€712	$990	(10)
Euros	4/25/2014	Citibank	€431	$600	(6)
Euros	4/28/2014	HSBC Bank	€399	$550	(1)
Euros	4/28/2014	Bank of New York Mellon	€88	$122	(1)
Japanese yen	4/7/2014	HSBC Bank	¥30,383	$300	(5)
Japanese yen	4/28/2014	UBS AG	¥43,570	$426	(4)
Japanese yen	4/28/2014	Citibank	¥65,249	$638	(6)
					$(35)

Sales:
Australian dollars	4/28/2014	Bank of America, N.A.	$772	A$850	$ (15)
Brazilian reais	4/25/2014	Citibank	$155	BRL365	(4)
Euros	4/30/2014	Bank of America, N.A.	¥24,570	€175	(3)
Mexican pesos	4/23/2014	HSBC Bank	$125	MXN1,675	(2)
Russian rubles	4/8/2014	Barclays Bank PLC	$241	RUB8,900	(12)
Swedish kronor	4/11/2014	Citibank	NKr2,368	SKr2,525	5
					$(31)
Forward currency contracts — net					$(66)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $67,256,000, which represented 33.56% of the net assets of the fund. This amount includes $66,731,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,380,000, which represented 3.18% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

KRW = South Korean won

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

ZAR = South African rand

Bond FundSM

Investment portfolio

March 31, 2014

unaudited

Bonds, notes & other debt instruments 90.89%
U.S. Treasury bonds & notes 34.72%	Principal amount	Value
U.S. Treasury 32.00%	(000)	(000)

U.S. Treasury 0.375% 2015	$122,000	$ 122,318
U.S. Treasury 0.25% 2016	20,775	20,669
U.S. Treasury 0.625% 2016	150,000	149,791
U.S. Treasury 0.625% 2016[1]	25,000	25,015
U.S. Treasury 1.00% 2016	99,565	100,406
U.S. Treasury 1.50% 2016	179,820	183,684
U.S. Treasury 1.50% 2016	56,775	57,977
U.S. Treasury 4.625% 2016	30,000	33,057
U.S. Treasury 5.125% 2016	19,125	21,003
U.S. Treasury 7.50% 2016	35,000	41,174
U.S. Treasury 0.75% 2017	68,500	67,887
U.S. Treasury 1.00% 2017	203,110	203,689
U.S. Treasury 4.50% 2017	6,000	6,653
U.S. Treasury 4.625% 2017	75,250	83,346
U.S. Treasury 8.75% 2017	75,000	93,000
U.S. Treasury 0.75% 2018	16,250	15,856
U.S. Treasury 1.00% 2018	12,500	12,278
U.S. Treasury 1.375% 2018	80,000	79,662
U.S. Treasury 1.125% 2020	91,500	86,661
U.S. Treasury 1.25% 2020	90,500	86,503
U.S. Treasury 1.375% 2020	68,250	65,384
U.S. Treasury 2.00% 2020	17,000	16,750
U.S. Treasury 8.75% 2020	40,000	55,995
U.S. Treasury 3.625% 2021	7,500	8,161
U.S. Treasury 1.625% 2022	93,951	86,950
U.S. Treasury 1.625% 2022	88,915	82,685
U.S. Treasury 1.75% 2023	27,386	25,372
U.S. Treasury 2.00% 2023	91,534	87,054
U.S. Treasury 2.50% 2023	155,450	153,260
U.S. Treasury 2.75% 2023	130,500	131,103
U.S. Treasury 2.75% 2024	112,500	112,772
U.S. Treasury 7.625% 2025	20,000	29,205
U.S. Treasury 6.125% 2027	41,250	55,556
U.S. Treasury 6.375% 2027	7,750	10,636
U.S. Treasury 5.25% 2029	47,975	60,025
U.S. Treasury 4.75% 2037	61,750	75,045
U.S. Treasury 5.00% 2037	59,625	74,890
U.S. Treasury 4.375% 2038	56,325	64,919
U.S. Treasury 3.75% 2041	25,190	26,249
U.S. Treasury 3.00% 2042	10,249	9,242
U.S. Treasury 3.625% 2043	90,100	91,212
U.S. Treasury 3.625% 2044	212,000	214,493
		3,027,587
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[2] 2.72%	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.50% 2015	$40,667	$ 41,526
U.S. Treasury Inflation-Protected Security 1.625% 2015	51,342	52,708
U.S. Treasury Inflation-Protected Security 2.375% 2017	34,794	38,139
U.S. Treasury Inflation-Protected Security 0.125% 2018	12,142	12,433
U.S. Treasury Inflation-Protected Security 0.125% 2023	3,258	3,155
U.S. Treasury Inflation-Protected Security 0.625% 2024	69,466	69,756
U.S. Treasury Inflation-Protected Security 2.00% 2026	4,714	5,375
U.S. Treasury Inflation-Protected Security 0.75% 2042	12,421	10,846
U.S. Treasury Inflation-Protected Security 1.375% 2044	22,580	23,089
		257,027
Total U.S. Treasury bonds & notes		3,284,614
Corporate bonds & notes 30.04%
Financials 6.98%

Bank of America Corp. 3.75% 2016	3,415	3,614
Bank of America Corp. 1.25% 2017	1,600	1,595
Merrill Lynch & Co., Inc. 4.625% 2018	€7,240	11,054
Bank of America Corp. 5.65% 2018	$ 5,270	5,964
Bank of America Corp. 2.60% 2019	3,845	3,866
Bank of America Corp., Series L, 2.65% 2019	12,725	12,784
Bank of America Corp. 3.30% 2023	15,415	14,891
Bank of America Corp. 4.00% 2024	7,580	7,588
Bank of America Corp. 4.125% 2024	520	527
Morgan Stanley 3.80% 2016	5,000	5,269
Morgan Stanley 2.125% 2018	23,980	23,957
Morgan Stanley 2.50% 2019	16,350	16,328
Goldman Sachs Group, Inc. 2.625% 2019	650	649
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,679
Goldman Sachs Group, Inc. 3.625% 2023	5,000	4,928
Goldman Sachs Group, Inc. 4.00% 2024	27,745	27,682
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,539
Prologis, Inc. 6.125% 2016	4,485	5,025
Prologis, Inc. 2.75% 2019	4,380	4,403
Prologis, Inc. 3.35% 2021	13,050	12,934
Prologis, Inc. 4.25% 2023	7,410	7,552
HSBC Holdings PLC 4.875% 2020	6,530	7,102
HSBC Holdings PLC 4.25% 2024	18,990	19,054
HSBC Holdings PLC 5.25% 2044	240	244
Westfield Group 7.125% 2018[3]	9,765	11,620
Westfield Group 6.75% 2019[3]	1,295	1,559
Westfield Group 4.625% 2021[3]	4,170	4,570
Westfield Group 3.375% 2022[3]	7,160	7,164
RSA Insurance Group PLC 9.375% 2039[4]	£6,450	13,130
RSA Insurance Group PLC 8.50% (undated)[4]	6,125	10,658
Developers Diversified Realty Corp. 5.50% 2015	$ 1,105	1,157
Developers Diversified Realty Corp. 9.625% 2016	10,920	12,655
Developers Diversified Realty Corp. 7.50% 2017	3,510	4,067
Developers Diversified Realty Corp. 4.75% 2018	775	841
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,925
Hospitality Properties Trust 5.125% 2015	765	777
Hospitality Properties Trust 6.30% 2016	300	323
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Hospitality Properties Trust 5.625% 2017	$ 3,835	$ 4,203
Hospitality Properties Trust 6.70% 2018	7,920	8,866
Hospitality Properties Trust 5.00% 2022	2,470	2,573
Hospitality Properties Trust 4.50% 2023	3,705	3,678
Rabobank Nederland 2.25% 2019	1,750	1,748
Rabobank Nederland 4.625% 2023	15,980	16,479
Barclays Bank PLC 2.50% 2019	6,435	6,456
Barclays Bank PLC 6.00% 2021	€6,775	10,895
BPCE SA group 2.50% 2018	$ 300	302
BPCE SA group 5.70% 2023[3]	1,700	1,771
BPCE SA group 5.15% 2024[3]	14,780	14,735
American International Group, Inc. 3.80% 2017	9,300	9,959
American International Group, Inc. 3.375% 2020	1,155	1,181
American International Group, Inc. 4.125% 2024	4,350	4,452
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,803
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,160
Kimco Realty Corp. 5.70% 2017	4,250	4,743
Kimco Realty Corp. 6.875% 2019	3,975	4,741
Regions Financial Corp. 7.75% 2014	1,572	1,638
Regions Financial Corp., Series A-I, 5.20% 2015	205	213
Regions Financial Corp. 5.75% 2015	590	622
Regions Financial Corp. 2.00% 2018	11,475	11,261
Goodman Funding Pty Ltd. 6.00% 2022[3]	11,850	13,143
Simon Property Group, LP 4.20% 2015	2,430	2,481
Simon Property Group, LP 5.875% 2017	2,500	2,803
Simon Property Group, LP 10.35% 2019	5,655	7,663
Citigroup Inc. 4.75% 2015	6,016	6,284
Citigroup Inc. 1.30% 2016	1,250	1,255
Citigroup Inc. 8.50% 2019	4,219	5,383
American Express Co. 6.15% 2017	2,500	2,884
American Express Co. 1.55% 2018	8,500	8,355
American Express Co. 2.65% 2022	945	900
CIT Group Inc., Series C, 4.75% 2015[3]	5,550	5,716
CIT Group Inc. 5.00% 2017	1,000	1,074
CIT Group Inc. 3.875% 2019	2,100	2,126
CIT Group Inc., Series C, 5.50% 2019[3]	2,750	2,973
CNA Financial Corp. 6.50% 2016	3,750	4,212
CNA Financial Corp. 7.35% 2019	1,800	2,211
CNA Financial Corp. 7.25% 2023	3,000	3,692
CNA Financial Corp. 3.95% 2024	1,665	1,676
PNC Financial Services Group, Inc. 2.854% 2022	12,100	11,560
HBOS PLC 6.75% 2018[3]	8,315	9,440
HBOS PLC 4.375% 2019[4]	€965	1,341
JPMorgan Chase & Co. 3.40% 2015	$7,000	7,233
JPMorgan Chase & Co. 3.875% 2024	2,650	2,680
AvalonBay Communities, Inc. 3.625% 2020	5,885	6,063
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,166
International Lease Finance Corp. 4.875% 2015	3,385	3,520
International Lease Finance Corp. 2.183% 2016[4]	5,000	5,063
Standard Chartered PLC 3.85% 2015[3]	7,600	7,853
Standard Chartered Bank 5.70% 2044[3]	500	496
UniCredito Italiano SpA 6.00% 2017[3]	7,405	8,018
American Tower Corp. 3.40% 2019	7,525	7,722
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

UnumProvident Finance Co. PLC 6.85% 2015[3]	$1,500	$ 1,625
Unum Group 7.125% 2016	3,400	3,866
Unum Group 5.625% 2020	1,100	1,240
UDR, Inc., Series A, 5.25% 2015	5,400	5,588
UDR, Inc. 3.70% 2020	500	508
ERP Operating LP 5.25% 2014	3,000	3,062
ERP Operating LP 7.125% 2017	380	447
ERP Operating LP 3.00% 2023	2,735	2,588
QBE Insurance Group Ltd. 2.40% 2018[3]	6,110	5,982
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,728
Realogy Corp., Letter of Credit, 4.50% 2016[4,5,6]	284	284
Realogy Corp. 7.875% 2019[3]	3,650	3,956
Realogy Corp., Term Loan B, 4.50% 2020[4,5,6]	853	859
CME Group Inc. 5.30% 2043	4,185	4,701
ACE INA Holdings Inc. 5.875% 2014	1,080	1,092
ACE INA Holdings Inc. 2.60% 2015	2,580	2,658
ACE INA Holdings Inc. 2.70% 2023	895	848
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,740	4,587
iStar Financial Inc., Term Loan B, 4.50% 2017[4,5,6]	2,734	2,749
iStar Financial Inc. 4.875% 2018	1,650	1,700
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	4,202
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,311
Intercontinentalexchange, Inc. 4.00% 2023	2,500	2,599
DCT Industrial Trust Inc. 4.50% 2023[3]	3,680	3,677
New York Life Global Funding 2.10% 2019[3]	3,600	3,582
AXA SA 8.60% 2030	2,625	3,393
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,4]	2,505	2,968
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,4]	300	395
American Campus Communities, Inc. 3.75% 2023	3,450	3,297
Prudential Financial, Inc. 2.30% 2018	2,175	2,182
Prudential Financial, Inc. 4.50% 2021	1,000	1,087
Northern Trust Corp. 4.625% 2014	2,825	2,836
Ryman Hospitality Properties, Inc. 5.00% 2021	2,800	2,835
Assicurazioni Generali SPA 10.125% 2042	€1,500	2,774
Royal Bank of Canada 1.50% 2018	$2,700	2,680
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,4,8]	2,450	2,671
UBS AG 5.75% 2018	2,240	2,558
US Bancorp. 3.70% 2024	2,500	2,539
Host Hotels & Resorts LP 5.875% 2019	1,025	1,111
Host Hotels & Resorts LP 6.00% 2021	1,000	1,132
Discover Financial Services 2.00% 2018	1,730	1,724
Discover Financial Services 3.85% 2022	470	462
Crescent Resources 10.25% 2017[3]	1,350	1,522
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,168
Genworth Holdings, Inc. 4.90% 2023	1,000	1,051
Skandinaviska Enskilda 2.375% 2019[3]	1,000	998
Nordea Bank AB 2.375% 2019[3]	1,000	996
HSBK (Europe) BV 7.25% 2021[3]	935	982
Leucadia National Corp. 5.50% 2023	885	924
FelCor Lodging Trust Inc. 5.625% 2023	825	837
Berkshire Hathaway Inc. 4.40% 2042	735	721
Allstate Corp. 3.15% 2023	685	674
Essex Portfolio L.P. 3.25% 2023	685	643
BNP Paribas 2.45% 2019	600	602
Piedmont Operating Partnership LP 3.40% 2023	365	339
Santander Issuances, SA Unipersonal 6.50% 2019[3,4]	200	201
		660,880
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 4.31%	(000)	(000)

Enbridge Energy Partners, LP, Series B, 6.50% 2018	$ 7,940	$ 9,174
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,773
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,183
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,360
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,998
Kinder Morgan Energy Partners, LP 3.50% 2021	1,145	1,142
Kinder Morgan Energy Partners, LP 3.50% 2023	6,085	5,758
Kinder Morgan Energy Partners, LP 4.15% 2024	7,175	7,147
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,021
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,205
Kinder Morgan Energy Partners, LP 5.00% 2043	525	502
StatoilHydro ASA 2.90% 2014	3,110	3,152
Statoil ASA 3.125% 2017	5,000	5,278
Statoil ASA 0.526% 2018[4]	5,275	5,274
Statoil ASA 1.95% 2018	6,640	6,655
Statoil ASA 3.70% 2024	6,550	6,688
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,871
TransCanada PipeLines Ltd. 3.75% 2023	600	606
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[4]	11,145	11,574
Gaz Capital SA, Series 7, 6.212% 2016	2,360	2,513
Gazprom OJSC, Series 9, 6.51% 2022	19,775	20,467
Williams Partners LP 3.80% 2015	2,950	3,030
Williams Partners LP 5.25% 2020	6,035	6,656
Williams Partners LP 3.35% 2022	1,540	1,478
Williams Partners LP 4.50% 2023	500	513
Williams Partners LP 4.30% 2024	10,510	10,579
Williams Partners LP 5.40% 2044	305	314
Devon Energy Corp. 1.20% 2016	400	400
Devon Energy Corp. 2.25% 2018	8,370	8,337
Devon Energy Corp. 3.25% 2022	12,650	12,483
Devon Energy Corp. 4.75% 2042	735	731
Total Capital International 2.70% 2023	895	850
Total Capital Canada Ltd. 2.75% 2023	2,140	2,029
Total Capital International 3.75% 2024	14,550	14,893
Transocean Inc. 2.50% 2017	2,090	2,106
Transocean Inc. 6.375% 2021	8,170	9,198
Transocean Inc. 3.80% 2022	3,630	3,477
Petrobras International Finance Co. 5.75% 2020	1,520	1,595
Petrobras International Finance Co. 5.375% 2021	2,510	2,551
Petrobras Global Finance Co. 4.375% 2023	400	367
Petrobras Global Finance Co. 6.25% 2024	7,700	7,953
Petrobras International Finance Co. 6.875% 2040	2,240	2,230
BP Capital Markets PLC 0.656% 2016[4]	14,560	14,629
Anadarko Petroleum Corp. 6.375% 2017	10,850	12,433
Anadarko Petroleum Corp. 8.70% 2019	1,260	1,599
Enterprise Products Operating LLC 5.20% 2020	1,260	1,409
Enterprise Products Operating LLC 4.05% 2022	5,000	5,227
Enterprise Products Operating LLC 3.35% 2023	1,275	1,246
Enterprise Products Operating LLC 3.90% 2024	4,370	4,402
Enterprise Products Operating LLC 4.85% 2044	900	901
Enterprise Products Operating LLC 5.10% 2045	800	830
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	2,160	2,252
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2022[3,5]	$ 1,025	$ 1,071
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	7,107	7,391
Diamond Offshore Drilling, Inc. 4.875% 2043	10,375	10,158
Exxon Mobil Corp. 1.819% 2019	5,300	5,270
Exxon Mobil Corp. 3.176% 2024	3,850	3,846
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,987
NGPL PipeCo LLC 9.625% 2019[3]	4,850	5,202
Enbridge Inc. 4.00% 2023	7,530	7,561
Woodside Finance Ltd. 4.60% 2021[3]	6,535	7,006
Peabody Energy Corp. 6.00% 2018	3,300	3,477
Peabody Energy Corp. 6.25% 2021	2,200	2,217
Chevron Corp. 2.355% 2022	5,000	4,708
Chevron Corp. 3.191% 2023	800	792
CONSOL Energy Inc. 8.25% 2020	4,900	5,347
Shell International Finance BV 3.10% 2015	5,000	5,167
Spectra Energy Partners, LP 2.95% 2018	1,615	1,648
Spectra Energy Partners, LP 4.75% 2024	3,020	3,189
Western Gas Partners LP 2.60% 2018	390	392
Western Gas Partners LP 4.00% 2022	3,800	3,774
Husky Energy Inc. 7.25% 2019	3,390	4,153
Sabine Pass Liquefaction, LLC 5.625% 2021	3,000	3,109
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	999
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,477
Canadian Natural Resources Ltd. 3.80% 2024	385	388
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6]	150	152
Samson Investment Co. 10.75% 2020[3]	3,300	3,614
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,637
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,160
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	2,725	2,828
Cenovus Energy Inc. 3.80% 2023	1,800	1,797
Cenovus Energy Inc. 5.20% 2043	950	1,002
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,703
Arch Coal, Inc. 7.00% 2019	1,875	1,458
Arch Coal, Inc. 7.25% 2021	1,525	1,159
PDC Energy Inc. 7.75% 2022	2,275	2,503
Alpha Natural Resources, Inc. 9.75% 2018	1,000	968
Alpha Natural Resources, Inc. 6.00% 2019	503	389
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,079
EnLink Midstream Partners, LP 2.70% 2019	235	236
EnLink Midstream Partners, LP 4.40% 2024	185	189
EnLink Midstream Partners, LP 5.60% 2044	1,400	1,484
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	896	956
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	728	787
Denbury Resources Inc. 4.625% 2023	1,500	1,403
Oasis Petroleum Inc. 6.875% 2022[3]	1,125	1,223
Petróleos Mexicanos 4.875% 2024	420	435
Petróleos Mexicanos 6.375% 2045[3]	550	595
Schlumberger Investment SA 3.65% 2023	865	879
Harvest Operations Corp. 2.125% 2018[3]	840	833
		407,837
Consumer discretionary 3.34%

DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	7,000	7,043
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	2,940	2,970
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,298
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 1.098% 2018[3,4]	$ 7,500	$ 7,588
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	20,827
Ford Motor Credit Co. 2.375% 2018	3,290	3,322
Ford Motor Credit Co. 2.375% 2019	25,900	25,738
NBC Universal Enterprise, Inc. 0.924% 2018[3,4]	2,550	2,567
NBCUniversal Media, LLC 5.15% 2020	10,000	11,316
NBCUniversal Media, LLC 2.875% 2023	2,500	2,420
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	2,375	2,411
Dollar General Corp. 4.125% 2017	2,122	2,272
Dollar General Corp. 1.875% 2018	1,211	1,191
Dollar General Corp. 3.25% 2023	15,623	14,779
Time Warner Inc. 4.05% 2023	9,280	9,544
AOL Time Warner Inc. 7.625% 2031	1,750	2,338
Time Warner Inc. 6.20% 2040	5,450	6,332
Comcast Corp. 5.85% 2015	4,525	4,906
Comcast Corp. 6.30% 2017	1,880	2,187
Comcast Corp. 5.15% 2020	2,500	2,835
Comcast Corp. 3.60% 2024	550	554
Comcast Corp. 4.75% 2044	2,825	2,879
News America Inc. 4.50% 2021	7,930	8,618
News America Inc. 3.00% 2022	945	909
News America Inc. 4.00% 2023	1,100	1,122
News America Inc. 6.15% 2037	1,000	1,160
Cox Communications, Inc. 5.45% 2014	480	496
Cox Communications, Inc. 2.95% 2023[3]	11,150	10,198
RCI Banque 3.50% 2018[3]	8,280	8,598
Home Depot, Inc. 4.40% 2021	7,500	8,259
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	7,354	7,988
Viacom Inc. 4.25% 2023	1,950	2,010
Viacom Inc. 5.85% 2043	5,150	5,680
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	4,988	5,013
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	950	1,049
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,160	1,288
MGM Resorts International 6.875% 2016	1,000	1,097
MGM Resorts International 7.50% 2016	1,875	2,098
MGM Resorts International 6.75% 2020	875	972
MGM Resorts International 7.75% 2022	2,000	2,330
Citycenter, Term Loan B, 5.00% 2020[4,5,6]	5,985	6,042
Walt Disney Co. 5.50% 2019	5,000	5,793
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,387
Michaels Stores, Inc. 7.75% 2018	3,400	3,651
Michaels Stores, Inc. 5.875% 2020[3]	1,500	1,521
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,504
Limited Brands, Inc. 7.00% 2020	1,192	1,365
Limited Brands, Inc. 6.625% 2021	2,724	3,075
Boyd Gaming Corp. 9.125% 2018	3,600	3,920
Hilton Worldwide, Term Loan B, 3.75% 2020[4,5,6]	2,309	2,315
Hilton Hotels Corp. 5.625% 2021[3]	1,350	1,413
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,649
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[4,5,6]	3,500	3,506
Cinemark USA, Inc. 5.125% 2022	3,250	3,266
Cinemark USA, Inc. 4.875% 2023	200	193
Target Corp. 6.00% 2018	3,000	3,456
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,7]	3,300	3,327
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

J.C. Penney Co., Inc. 5.75% 2018	$3,859	$ 3,280
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	3,162
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,989
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,068
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,725	2,861
Univision Communications Inc., Term Loan C3, 4.00% 2020[4,5,6]	2,356	2,372
Univision Communications Inc., First Lien, 7.875% 2020[3]	300	333
Univision Communications Inc. 5.125% 2023[3]	115	118
Time Warner Cable Inc. 7.50% 2014	1,185	1,185
Time Warner Cable Inc. 4.00% 2021	1,345	1,398
Time Warner Cable Inc. 4.50% 2042	200	184
Six Flags Entertainment Corp. 5.25% 2021[3]	2,500	2,525
Stackpole Intl. 7.75% 2021[3]	2,080	2,239
General Motors Financial Co. 3.25% 2018	1,700	1,721
General Motors Financial Co. 6.75% 2018	300	344
DISH DBS Corp. 4.625% 2017	1,050	1,121
DISH DBS Corp. 7.875% 2019	700	829
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	1,800	1,816
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	819
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[4,5,6]	1,122	941
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[4,5,6]	672	676
Playa Resorts Holding BV 8.00% 2020[3]	950	1,031
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,654
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 4.30% 2023	990	1,016
Thomson Reuters Corp. 5.65% 2043	285	302
VTR Finance BV 6.875% 2024[3]	1,500	1,564
Gannett Co., Inc. 5.125% 2019[3]	1,130	1,185
Gannett Co., Inc. 6.375% 2023[3]	340	362
Schaeffler Holding Finance BV 6.875% 2018[4,7]	€1,000	1,470
Laureate Education, Inc. 9.25% 2019[3]	$1,275	1,364
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,320
Seminole Tribe of Florida 7.804% 2020[3,5]	850	952
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 4.45% 2024	850	854
Lee Enterprises, Term Loan B, 7.25% 2019[4,5,6]	800	808
Weather Company, Term Loan, 7.00% 2020[4,5,6]	500	487
Grupo Televisa, SAB 7.25% 2043	MXN6,080	378
		315,597
Consumer staples 3.21%

Altria Group, Inc. 2.85% 2022	$ 6,250	5,877
Altria Group, Inc. 4.00% 2024	3,250	3,263
Altria Group, Inc. 9.95% 2038	3,200	5,150
Altria Group, Inc. 10.20% 2039	3,100	5,103
Altria Group, Inc. 4.50% 2043	3,535	3,260
Altria Group, Inc. 5.375% 2044	16,600	17,419
ConAgra Foods, Inc. 1.30% 2016	8,350	8,410
ConAgra Foods, Inc. 1.90% 2018	8,025	7,966
ConAgra Foods, Inc. 3.20% 2023	17,090	16,355
ConAgra Foods, Inc. 4.65% 2043	1,900	1,838
Pernod Ricard SA 2.95% 2017[3]	1,100	1,141
Pernod Ricard SA 4.45% 2022[3]	23,770	24,903
Philip Morris International Inc. 1.875% 2019	18,690	18,474
Philip Morris International Inc. 3.60% 2023	5,315	5,307
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Coca-Cola Co. 1.50% 2015	$ 8,110	$ 8,240
Coca-Cola Co. 2.45% 2020	700	691
Coca-Cola Co. 3.15% 2020	6,285	6,455
Coca-Cola Co. 3.20% 2023	5,300	5,224
WM. Wrigley Jr. Co 2.40% 2018[3]	500	502
WM. Wrigley Jr. Co. 2.90% 2019[3]	500	505
WM. Wrigley Jr. Co 3.375% 2020[3]	19,230	19,450
British American Tobacco International Finance PLC 2.125% 2017[3]	1,000	1,019
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	18,466
Reynolds American Inc. 3.25% 2022	4,500	4,242
Reynolds American Inc. 4.85% 2023	6,850	7,190
Reynolds American Inc. 6.15% 2043	4,245	4,807
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,606
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,282
Anheuser-Busch InBev NV 3.70% 2024	2,350	2,379
Kraft Foods Inc. 1.625% 2015	3,880	3,925
Kraft Foods Inc. 2.25% 2017	3,485	3,576
Kraft Foods Inc. 3.50% 2022	6,175	6,224
Kraft Foods Inc. 5.00% 2042	470	494
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,626
SABMiller Holdings Inc. 2.20% 2018[3]	785	785
SABMiller Holdings Inc. 3.75% 2022[3]	3,800	3,891
Kroger Co. 3.90% 2015	7,500	7,850
Kroger Co. 4.00% 2024	805	815
Kroger Co. 5.15% 2043	2,950	3,049
Tesco PLC 5.50% 2017[3]	10,035	11,199
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,525
Wal-Mart Stores, Inc. 4.00% 2043	590	551
Imperial Tobacco Finance PLC 2.05% 2018[3]	4,252	4,223
Imperial Tobacco Finance PLC 3.50% 2023[3]	3,510	3,373
CVS Caremark Corp. 2.25% 2018	500	501
CVS Caremark Corp. 4.00% 2023	900	922
CVS Caremark Corp. 5.30% 2043	3,530	3,912
PepsiCo, Inc. 2.50% 2016	5,000	5,182
Mondelez International, Inc. 4.00% 2024	3,600	3,661
BFF International Ltd. 7.25% 2020[3]	1,400	1,596
Ingles Markets, Inc. 5.75% 2023	1,575	1,583
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,432
Smithfield Foods, Inc. 5.25% 2018[3]	1,000	1,041
Constellation Brands, Inc. 4.25% 2023	1,000	980
		303,440
Utilities 3.03%

MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,820
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,735
NV Energy, Inc 6.25% 2020	13,400	15,671
MidAmerican Energy Holdings Co. 3.75% 2023[3]	23,900	23,827
MidAmerican Energy Co. 3.50% 2024	1,040	1,035
PacifiCorp., First Mortgage Bonds, 3.60% 2024	625	634
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	12,641
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,652
CMS Energy Corp. 8.75% 2019	8,689	11,169
CMS Energy Corp. 6.25% 2020	295	347
CMS Energy Corp. 5.05% 2022	12,063	13,441
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

CMS Energy Corp. 3.875% 2024	$ 3,595	$ 3,650
CMS Energy Corp. 4.875% 2044	1,015	1,038
PG&E Corp. 5.75% 2014	2,000	2,000
PG&E Corp. 2.40% 2019	4,725	4,701
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,986
Pacific Gas and Electric Co. 3.25% 2023	6,815	6,605
Pacific Gas and Electric Co. 3.85% 2023	1,235	1,248
Pacific Gas and Electric Co. 3.75% 2024	515	515
Pacific Gas and Electric Co. 4.75% 2044	1,000	1,016
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,562
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	3,315	3,294
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,581	6,518
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,885	4,483
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,840	8,951
Virginia Electric and Power Co. 1.20% 2018	5,400	5,294
Virginia Electric and Power Co. 2.95% 2022	3,090	3,056
Virginia Electric and Power Co. 3.45% 2024	1,435	1,435
Virginia Electric and Power Co. 4.45% 2044	7,795	7,884
Public Service Co. of Colorado 5.80% 2018	7,860	9,057
Public Service Co. of Colorado 3.20% 2020	5,000	5,144
Xcel Energy Inc. 4.70% 2020	1,800	1,988
Teco Finance, Inc. 4.00% 2016	80	85
Teco Finance, Inc. 5.15% 2020	4,026	4,460
Tampa Electric Co. 2.60% 2022	5,250	4,963
Tampa Electric Co. 4.10% 2042	3,240	3,093
Progress Energy, Inc. 7.05% 2019	3,180	3,812
Duke Energy Corp. 3.95% 2023	4,470	4,593
Progress Energy, Inc. 7.75% 2031	1,920	2,631
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,373
PSEG Power LLC 2.75% 2016	3,400	3,536
PSEG Power LLC 2.45% 2018	500	501
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,790
Niagara Mohawk Power 3.553% 2014[3]	2,625	2,666
National Grid PLC 6.30% 2016	2,945	3,289
Boston Gas Co. 4.487% 2042[3]	470	468
American Electric Power Co. 1.65% 2017	4,170	4,148
American Electric Power Co. 2.95% 2022	2,000	1,911
E.ON International Finance BV 5.80% 2018[3]	5,000	5,687
CEZ, a s 4.25% 2022[3]	5,285	5,420
Consolidated Edison Company of New York, Inc. 4.45% 2044	5,060	5,034
Iberdrola Finance Ireland 3.80% 2014[3]	1,615	1,636
Iberdrola Finance Ireland 5.00% 2019[3]	2,575	2,833
AES Corp. 8.00% 2020	2,000	2,370
AES Corp. 7.375% 2021	975	1,116
TXU, Term Loan, 4.737% 2017[4,5,6]	3,749	2,713
Eskom Holdings SOC Ltd. 6.75% 2023[3]	1,400	1,492
Midwest Generation, LLC, Series B, 8.56% 2016[5,8]	1,307	1,464
Electricité de France SA 2.15% 2019[3]	145	144
Electricité de France SA 4.60% 2020[3]	1,191	1,299
Enel Società per Azioni 8.75% 2073[3,4]	1,000	1,126
Comision Federal de Electricidad 4.875% 2024[3]	600	611
CenterPoint Energy Resources Corp. 4.50% 2044	225	232
		286,893
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Health care 2.99%	(000)	(000)

Express Scripts Inc. 2.75% 2014	$ 8,750	$ 8,879
Express Scripts Inc. 3.125% 2016	19,500	20,327
Express Scripts Inc. 3.50% 2016	3,000	3,179
Express Scripts Inc. 2.65% 2017	6,250	6,469
Express Scripts Inc. 3.90% 2022	4,990	5,117
AbbVie Inc. 1.75% 2017	9,750	9,791
AbbVie Inc. 2.90% 2022	19,620	18,926
McKesson Corp. 3.25% 2016	3,051	3,181
McKesson Corp. 1.292% 2017	1,300	1,298
McKesson Corp. 2.284% 2019	9,390	9,326
McKesson Corp. 3.796% 2024	6,660	6,681
McKesson Corp. 4.883% 2044	1,330	1,353
Roche Holdings, Inc. 6.00% 2019[3]	14,449	16,953
Roche Holdings, Inc. 7.00% 2039[3]	750	1,051
Gilead Sciences, Inc. 2.40% 2014	4,780	4,839
Gilead Sciences, Inc. 3.70% 2024	6,955	6,973
Gilead Sciences, Inc. 4.80% 2044	3,710	3,834
Schering-Plough Corp. 5.375% 2014	€3,955	5,583
Merck & Co., Inc. 2.80% 2023	$10,450	9,948
UnitedHealth Group Inc. 1.40% 2017	3,020	3,015
UnitedHealth Group Inc. 1.625% 2019	680	662
UnitedHealth Group Inc. 2.75% 2023	1,670	1,575
UnitedHealth Group Inc. 2.875% 2023	10,540	10,016
Novartis Capital Corp. 3.40% 2024	12,070	12,083
Novartis Capital Corp. 4.40% 2044	1,850	1,874
Cardinal Health, Inc. 4.00% 2015	2,715	2,817
Cardinal Health, Inc. 5.80% 2016	1,235	1,379
Cardinal Health, Inc. 1.90% 2017	4,710	4,747
Cardinal Health, Inc. 1.70% 2018	1,400	1,389
Baxter International Inc. 1.85% 2018	2,565	2,554
Baxter International Inc. 3.20% 2023	5,245	5,127
WellPoint, Inc. 2.30% 2018	7,440	7,470
VPI Escrow Corp. 6.75% 2018[3]	3,000	3,315
VPI Escrow Corp. 6.375% 2020[3]	3,435	3,727
VPI Escrow Corp. 5.625% 2021[3]	310	326
Forest Laboratories, Inc. 4.375% 2019[3]	3,370	3,551
Forest Laboratories, Inc. 5.00% 2021[3]	3,480	3,689
HCA Inc. 6.375% 2015	1,000	1,040
HCA Inc., Term Loan B5, 2.903% 2017[4,5,6]	1,900	1,902
HCA Inc. 3.75% 2019	720	724
HCA Inc. 6.50% 2020	1,550	1,740
inVentiv Health Inc. 11.00% 2018[3]	5,650	5,240
Johnson & Johnson 0.326% 2014[4]	5,000	5,001
DJO Finance LLC 7.75% 2018	175	185
DJO Finance LLC 8.75% 2018	2,215	2,420
DJO Finance LLC 9.875% 2018	2,070	2,267
Aetna Inc. 1.50% 2017	3,755	3,751
Aetna Inc. 2.20% 2019	720	715
Aetna Inc. 4.75% 2044	250	255
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[4,5,6]	373	375
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,421
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,691
Boston Scientific Corp. 6.00% 2020	3,675	4,225
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Symbion Inc. 8.00% 2016	$ 3,825	$ 4,035
Thermo Fisher Scientific Inc. 1.30% 2017	860	856
Thermo Fisher Scientific Inc. 2.40% 2019	320	319
Thermo Fisher Scientific Inc. 4.15% 2024	2,750	2,835
Centene Corp. 5.75% 2017	3,600	3,933
Multiplan Inc., Term Loan B, 4.00% 2021[4,5,6]	3,460	3,463
Teve Pharmaceutical Finance Company BV, 2.95% 2022	3,700	3,446
Select Medical Holdings Corp. 6.375% 2021	3,155	3,218
VWR Funding, Inc. 7.25% 2017	2,500	2,700
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	553
Tenet Healthcare Corp., First Lien, 6.00% 2020[3]	1,340	1,436
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	613
Humana Inc. 4.625% 2042	2,675	2,590
Amgen Inc. 5.375% 2043	1,155	1,239
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	465
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	704
Catamaran Corp. 4.75% 2021	1,000	1,016
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[4,5,6]	1,000	1,014
Grifols Worldwide Operations Ltd. 5.25% 2022[3]	800	820
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[4,5,6]	524	529
Medtronic, Inc. 3.625% 2024	450	453
		283,213
Industrials 2.40%

Volvo Treasury AB 5.95% 2015[3]	34,000	35,705
General Electric Capital Corp. 1.50% 2016	5,212	5,284
General Electric Capital Corp. 2.30% 2017	5,000	5,153
General Electric Co. 2.70% 2022	6,050	5,876
General Electric Capital Corp. 3.10% 2023	12,460	12,218
General Electric Co. 3.375% 2024	815	822
General Electric Co. 4.50% 2044	1,800	1,835
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,186
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,714
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,128
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,273
Burlington Northern Santa Fe LLC 3.05% 2022	6,940	6,661
Burlington Northern Santa Fe LLC 3.00% 2023	2,610	2,468
Burlington Northern Santa Fe LLC 3.85% 2023	2,140	2,173
Burlington Northern Santa Fe LLC 3.75% 2024	1,690	1,699
Burlington Northern Santa Fe LLC 4.90% 2044	1,370	1,418
BNSF Funding Trust I 6.613% 2055[4]	1,680	1,860
Norfolk Southern Corp. 5.75% 2016	5,270	5,704
Norfolk Southern Corp. 3.00% 2022	10,250	10,002
Norfolk Southern Corp. 4.837% 2041	4,030	4,139
Union Pacific Corp. 2.25% 2019	390	391
Union Pacific Corp. 4.00% 2021	7,500	7,985
Union Pacific Corp. 4.163% 2022	2,314	2,451
Union Pacific Corp. 3.75% 2024	1,840	1,864
Union Pacific Corp. 4.85% 2044	300	316
United Technologies Corp. 1.80% 2017	2,340	2,381
United Technologies Corp. 4.50% 2042	8,905	9,104
Canadian National Railway Co. 5.55% 2018	5,000	5,677
Canadian National Railway Co. 2.85% 2021	5,000	4,956
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2016[5,8,9]	230	—
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	$ 57	$ 61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	97	100
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	689	735
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,682	1,821
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	535	596
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	286	300
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	474	521
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	2,227	2,543
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	1,026	1,186
European Aeronautic Defence and Space Company 2.70% 2023[3]	8,250	7,805
Republic Services, Inc. 5.00% 2020	5,000	5,532
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[4,5,6]	5,874	5,463
CSX Corp. 6.25% 2015	5,000	5,278
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,074
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	625	655
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	2,950	2,972
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	3,150	3,144
CEVA Group PLC 7.00% 2021[3]	775	792
TransDigm Inc. 7.75% 2018	210	226
TransDigm Inc. 5.50% 2020	3,500	3,579
Esterline Technologies Corp. 7.00% 2020	2,475	2,692
Brunswick Rail Finance Ltd. 6.50% 2017[3]	1,650	1,675
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,015
Atlas Copco AB 5.60% 2017[3]	2,340	2,587
BE Aerospace, Inc. 5.25% 2022	2,475	2,559
US Investigations Services, Inc. 11.75% 2016[3]	3,010	2,258
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,6]	1,551	1,577
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,6]	651	662
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,6]	1,990	1,992
ARAMARK Corp., Term Loan E, 3.25% 2019[4,5,6]	2,000	1,987
Euramax International, Inc. 9.50% 2016	1,775	1,802
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,600	1,732
Watco Companies 6.375% 2023[3]	1,505	1,535
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,374
Far East Capital Limited SA 8.00% 2018[3]	540	448
Far East Capital Limited SA 8.75% 2020[3]	1,085	890
Florida East Coast Railway Corp. 8.125% 2017	800	837
Avianca Holdings SA, 8.375% 2020[3]	700	739
Nortek Inc. 8.50% 2021	600	673
R.R. Donnelley & Sons Co. 6.50% 2023	625	663
ADS Waste Escrow 8.25% 2020	325	355
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[4,5,6]	160	87
		226,965
Telecommunication services 1.91%

Verizon Communications Inc. 3.65% 2018	700	746
Verizon Communications Inc. 1.00% 2019[4]	6,028	6,088
Verizon Communications Inc. 2.55% 2019	2,470	2,488
Verizon Communications Inc. 3.45% 2021	1,315	1,335
Verizon Communications Inc. 5.15% 2023	23,595	25,873
Verizon Communications Inc. 4.15% 2024	15,905	16,194
Verizon Communications Inc. 5.05% 2034	970	998
Verizon Communications Inc. 6.55% 2043	14,180	17,319
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	2,093
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Sprint Nextel Corp. 9.125% 2017	$ 1,400	$ 1,662
Sprint Nextel Corp. 9.00% 2018[3]	2,000	2,450
Sprint Nextel Corp. 7.00% 2020	3,000	3,285
Sprint Corp. 7.25% 2021[3]	3,425	3,746
Sprint Nextel Corp. 11.50% 2021	925	1,235
Sprint Corp. 7.875% 2023[3]	2,500	2,756
Sprint Corp. 7.125% 2024[3]	3,000	3,157
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,731
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,662
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,109
SBC Communications Inc. 5.10% 2014	10,822	11,050
AT&T Inc. 1.40% 2017	3,615	3,581
Cricket Communications, Inc. 7.75% 2020	950	1,088
T-Mobile US, Inc. 6.542% 2020	5,000	5,400
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,918
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,488
Telecom Italia Capital SA 6.999% 2018	3,910	4,453
Telecom Italia Capital SA 7.175% 2019	1,410	1,623
Telecom Italia Capital SA 7.20% 2036	1,758	1,800
Telecom Italia Capital SA 7.721% 2038	680	731
Frontier Communications Corp. 8.125% 2018	1,100	1,290
Frontier Communications Corp. 8.50% 2020	1,100	1,284
Frontier Communications Corp. 9.25% 2021	2,100	2,499
Frontier Communications Corp. 8.75% 2022	425	487
Frontier Communications Corp. 7.625% 2024	2,500	2,625
Wind Acquisition SA 11.75% 2017[3]	4,550	4,800
Wind Acquisition SA 7.25% 2018[3]	3,000	3,180
Orange SA 2.75% 2019	3,570	3,620
France Télécom 4.125% 2021	2,050	2,128
LightSquared, Term Loan B, 12.00% 2014[5,6,7,8]	3,304	3,948
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,930
Digicel Group Ltd. 6.00% 2021[3]	950	974
NII Capital Corp. 7.875% 2019[3]	1,000	685
NII Capital Corp. 8.875% 2019	475	215
NII Capital Corp. 11.375% 2019[3]	1,700	1,207
NII Capital Corp. 7.625% 2021	2,325	663
Intelsat Jackson Holding Co. 6.625% 2022[3]	2,500	2,613
Altice Finco SA 6.50% 2022[3]	2,000	2,115
		180,322
Materials 1.19%

Glencore Xstrata LLC 1.70% 2016[3]	4,730	4,749
Glencore Xstrata LLC 1.599% 2019[3,4]	9,225	9,261
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,744
Glencore Xstrata LLC 4.125% 2023[3]	6,900	6,603
Xstrata Canada Financial Corp. 5.55% 2042[3,4]	650	629
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,075
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,104
First Quantum Minerals Ltd. 6.75% 2020[3]	3,917	3,986
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	4,005
Reynolds Group Inc. 7.875% 2019	360	398
Reynolds Group Inc. 5.75% 2020	5,685	5,983
BHP Billiton Finance (USA) Ltd. 3.85% 2023	215	221
BHP Billiton Finance (USA) Ltd. 5.00% 2043	5,240	5,567
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Ecolab Inc. 3.00% 2016	$5,455	$ 5,720
ArcelorMittal 6.00% 2021[4]	665	712
ArcelorMittal 6.75% 2022[4]	1,775	1,957
ArcelorMittal 7.25% 2041[4]	2,500	2,519
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,924
Dow Chemical Co. 3.00% 2022	5,000	4,762
FMG Resources 6.00% 2017[3]	2,300	2,428
FMG Resources 8.25% 2019[3]	1,550	1,711
Newcrest Finance Pty Ltd. 4.45% 2021[3]	4,535	4,067
JMC Steel Group Inc. 8.25% 2018[3]	3,450	3,541
Teck Resources Ltd. 3.15% 2017	2,880	2,989
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[4,5,6]	1,449	1,453
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[3]	1,285	1,404
PQ Corp. 8.75% 2018[3]	2,560	2,803
Ryerson Inc. 9.00% 2017	1,925	2,084
Ryerson Inc. 11.25% 2018	600	675
Holcim Ltd. 5.15% 2023[3]	1,760	1,884
Packaging Dynamics Corp. 8.75% 2016[3]	1,785	1,835
Cliffs Natural Resources Inc. 3.95% 2018	1,805	1,816
Georgia Gulf Corp. 4.875% 2023[3]	1,600	1,576
International Paper Co. 7.50% 2021	1,100	1,386
LSB Industries, Inc. 7.75% 2019[3]	1,200	1,293
Sibur Securities Ltd. 3.914% 2018[3]	1,400	1,281
Ball Corp. 5.75% 2021	835	896
Ball Corp. 5.00% 2022	250	258
Inversiones CMPC SA 4.375% 2023[3]	525	510
Packaging Corp. of America 4.50% 2023	450	467
Walter Energy, Inc. 9.875% 2020	625	414
		112,690
Information technology 0.68%

First Data Corp. 7.375% 2019[3]	3,500	3,771
First Data Holdings, Inc. 14.50% 2019[3,7]	1,525	1,439
First Data Corp. 6.75% 2020[3]	1,025	1,107
First Data Corp. 8.25% 2021[3]	600	654
First Data Corp. 11.75% 2021	2,500	2,638
First Data Corp. 12.625% 2021	2,500	2,988
First Data Corp. 8.75% 2022[3,4,7]	4,641	5,093
International Business Machines Corp. 5.70% 2017	7,500	8,590
International Business Machines Corp. 3.625% 2024	1,865	1,885
Jabil Circuit, Inc. 8.25% 2018	5,300	6,360
SunGard Data Systems Inc. 7.375% 2018	1,067	1,132
SunGard Data Systems Inc. 7.625% 2020	3,825	4,212
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	2,826	2,841
SRA International, Inc. 11.00% 2019	1,625	1,718
Alcatel-Lucent USA Inc. 4.625% 2017[3]	3,375	3,485
Alcatel-Lucent USA Inc. 6.75% 2020[3]	525	558
Alcatel-Lucent USA Inc. 8.875% 2020[3]	425	485
Xerox Corp. 2.95% 2017	3,820	3,975
Oracle Corp. 1.20% 2017	3,600	3,575
Lawson Software, Inc. 9.375% 2019	3,000	3,394
NXP BV and NXP Funding LLC 3.75% 2018[3]	1,525	1,540
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,500	1,538
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,433
		64,411
Total corporate bonds & notes		2,842,248

Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] 18.39%	(000)	(000)

Fannie Mae 5.50% 2023	$ 2,386	$ 2,600
Fannie Mae 4.00% 2024	709	752
Fannie Mae 4.50% 2025	1,069	1,149
Fannie Mae, Series 2001-4, Class GA, 9.513% 2025[4]	21	24
Fannie Mae 6.00% 2026	769	848
Fannie Mae 2.50% 2027	21,897	21,960
Fannie Mae 2.50% 2027	15,659	15,704
Fannie Mae 2.50% 2027	15,471	15,516
Fannie Mae 2.50% 2027	15,435	15,480
Fannie Mae 2.50% 2027	15,331	15,376
Fannie Mae 2.50% 2027	11,297	11,303
Fannie Mae 2.50% 2027	5,546	5,562
Fannie Mae 2.50% 2027	3,668	3,670
Fannie Mae 3.00% 2027	96,339	99,240
Fannie Mae 5.50% 2027	520	573
Fannie Mae 6.00% 2027	1,284	1,415
Fannie Mae 2.50% 2028	8,204	8,208
Fannie Mae 2.50% 2028	4,351	4,354
Fannie Mae 1.765% 2037[4]	1,838	1,910
Fannie Mae 6.00% 2037	3,962	4,414
Fannie Mae 6.00% 2037	610	668
Fannie Mae 2.382% 2038[4]	329	350
Fannie Mae 5.50% 2038	8,815	9,725
Fannie Mae 5.50% 2038	849	937
Fannie Mae 3.506% 2039[4]	2,564	2,681
Fannie Mae 3.566% 2039[4]	2,240	2,346
Fannie Mae 3.743% 2039[4]	194	204
Fannie Mae 3.802% 2039[4]	286	301
Fannie Mae 3.942% 2039[4]	736	778
Fannie Mae 3.943% 2039[4]	241	253
Fannie Mae 3.962% 2039[4]	302	321
Fannie Mae 3.992% 2039[4]	1,058	1,118
Fannie Mae 4.39% 2040[4]	1,464	1,565
Fannie Mae 5.00% 2040	1,487	1,632
Fannie Mae 2.922% 2041[4]	2,320	2,415
Fannie Mae 3.555% 2041[4]	5,683	5,947
Fannie Mae 4.00% 2041	16,016	16,726
Fannie Mae 5.00% 2041	10,159	11,131
Fannie Mae 5.00% 2041	7,326	8,022
Fannie Mae 5.00% 2041	4,319	4,777
Fannie Mae 5.00% 2041	3,375	3,737
Fannie Mae 5.00% 2041	2,198	2,432
Fannie Mae 5.00% 2041	1,518	1,679
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	48	56
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	37	42
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	57	67
Fannie Mae 4.00% 2042	65,738	68,447
Fannie Mae 4.00% 2042	11,180	11,674
Fannie Mae 4.00% 2042	1,706	1,781
Fannie Mae, Series 2002-W1, Class 2A, 6.616% 2042[4]	73	86
Fannie Mae 3.00% 2043	66,122	64,042
Fannie Mae 3.00% 2043	52,983	51,316
Fannie Mae 3.00% 2043	44,600	43,197
Fannie Mae 3.00% 2043	42,514	41,177
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 27,209	$ 26,353
Fannie Mae 3.00% 2043	25,573	24,768
Fannie Mae 3.00% 2043	22,730	22,015
Fannie Mae 3.00% 2043	20,513	19,868
Fannie Mae 3.00% 2043	9,946	9,633
Fannie Mae 3.00% 2043	9,182	8,893
Fannie Mae 3.00% 2043	4,974	4,817
Fannie Mae 3.00% 2043	4,366	4,228
Fannie Mae 3.00% 2043	1,988	1,926
Fannie Mae 4.00% 2043	13,556	14,150
Fannie Mae 4.00% 2043	11,554	12,025
Fannie Mae 3.00% 2044[10]	64,300	62,095
Fannie Mae 4.00% 2044	9,765	10,185
Fannie Mae 4.00% 2044	4,596	4,800
Fannie Mae 4.50% 2044[10]	287,229	306,493
Freddie Mac 5.50% 2033	458	510
Freddie Mac, Series 3061, Class PN, 5.50% 2035	387	423
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	868	769
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	737	672
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,333	2,586
Freddie Mac 2.564% 2037[4]	921	981
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,150	1,258
Freddie Mac 5.00% 2038	79	86
Freddie Mac 5.50% 2038	11,670	12,829
Freddie Mac 5.50% 2038	545	599
Freddie Mac 5.50% 2038	408	449
Freddie Mac 3.763% 2039[4]	422	449
Freddie Mac 3.815% 2039[4]	1,010	1,068
Freddie Mac 4.50% 2039	3,814	4,074
Freddie Mac 4.50% 2039	256	273
Freddie Mac 4.50% 2039	202	215
Freddie Mac 5.50% 2039	765	841
Freddie Mac 4.50% 2040	2,960	3,162
Freddie Mac 5.50% 2040	2,712	2,981
Freddie Mac 4.50% 2041	16,697	17,840
Freddie Mac 4.50% 2041	10,293	10,993
Freddie Mac 4.50% 2041	9,222	9,850
Freddie Mac 4.50% 2041	2,930	3,130
Freddie Mac 4.50% 2041	1,500	1,603
Freddie Mac 4.50% 2041	1,468	1,569
Freddie Mac 4.50% 2041	844	902
Freddie Mac 5.00% 2041	10,558	11,649
Freddie Mac 5.50% 2041	3,925	4,314
Freddie Mac 4.00% 2043	8,566	8,931
Freddie Mac 4.00% 2043	4,020	4,192
Freddie Mac 4.00% 2043	3,215	3,356
Freddie Mac 4.00% 2044	3,401	3,550
Government National Mortgage Assn. 4.50% 2040	3,336	3,609
Government National Mortgage Assn. 4.00% 2043	73,484	77,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[4]	654	655
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	3,472	3,752
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	3,064	3,339
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[4]	10,315	11,219
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	16,350	17,074
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049	$ 1,133	$ 1,249
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[4]	26,820	29,765
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,564
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	3,361	3,779
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[4]	11,083	12,055
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.82% 2038[4]	2,316	2,507
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	18,925	20,760
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	1,010	1,137
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4]	12,610	13,885
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,469
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.678% 2039[4]	6,145	6,694
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.549% 2049[4]	10,650	11,511
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.866% 2046[4]	2,170	2,368
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	22,540	24,297
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[4]	6,195	6,931
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	1,908	2,097
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,472	2,727
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	2,200	2,343
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4]	13,725	15,214
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.823% 2044[4]	4,692	5,173
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[4]	2,110	2,410
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[4]	12,602	13,237
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,811	16,073
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	5,433	5,938
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	5,025	5,481
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[4]	10,704	11,948
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,912	10,742
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	11,490	12,099
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[4]	4,714	5,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	2,992
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4]	8,810	9,676
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[4]	3,500	3,865
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4]	3,198	3,463
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	6,748	7,217
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[4]	2,405	2,653
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.892% 2051[4]	3,020	3,359
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[4]	4,128	4,705
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	17,997	18,804
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	7,820	7,850
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3]	5,800	5,876
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3]	2,935	2,972
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3]	1,350	1,375
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.783% 2049[4]	2,426	2,627
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.133% 2049[4]	5,000	5,616
Royal Bank of Canada 3.125% 2015[3]	6,840	7,032
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4]	1,755	1,965
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4]	2,380	2,703
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	3,580	3,928
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[4]	1,716	1,729
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[4]	1,955	2,179
Northern Rock PLC 5.625% 2017[3]	1,868	2,104
Aventura Mall Trust, Series A, 3.743% 2032[3,4]	1,690	1,764
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.309% 2045[4]	1,727	1,733
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	1,408	1,593
		1,740,388

Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 4.10%	(000)	(000)

Spanish Government 4.50% 2018	€69,575	$ 106,600
Spanish Government 5.15% 2044	13,650	21,659
Polish Government 6.375% 2019	$35,540	41,786
Polish Government 5.125% 2021	5,000	5,534
Latvia (Republic of) 2.75% 2020	14,825	14,310
Latvia (Republic of) 5.25% 2021	23,675	25,849
Italian Government 4.50% 2024	€20,000	30,403
Lithuania (Republic of) 7.375% 2020	$13,700	16,577
Lithuania (Republic of) 6.125% 2021[3]	5,830	6,691
Lithuania (Republic of) 6.625% 2022[3]	3,000	3,554
United Mexican States Government, Series M, 6.50% 2021	MXN132,500	10,635
United Mexican States Government, Series M20, 10.00% 2024	50,000	4,966
United Mexican States Government Global, Series A, 6.05% 2040	$3,990	4,559
United Mexican States Government Global 5.55% 2045	4,030	4,292
Bermudan Government 5.603% 2020[3]	4,710	5,209
Bermudan Government 5.603% 2020	2,735	3,025
Bermudan Government 4.138% 2023[3]	1,000	986
Bermudan Government 4.854% 2024[3]	6,215	6,342
Portuguese Government 4.75% 2019	€8,150	12,204
Slovenia (Republic of) 5.50% 2022	$2,780	2,975
Slovenia (Republic of) 5.85% 2023[3]	8,400	9,198
Greek Government 2.00%/3.00% 2023[11]	€420	456
Greek Government 2.00%/3.00% 2024[11]	420	444
Greek Government 2.00%/3.00% 2025[11]	420	436
Greek Government 2.00%/3.00% 2026[11]	420	428
Greek Government 2.00%/3.00% 2027[11]	420	421
Greek Government 2.00%/3.00% 2028[11]	420	414
Greek Government 2.00%/3.00% 2029[11]	420	408
Greek Government 2.00%/3.00% 2030[11]	420	403
Greek Government 2.00%/3.00% 2031[11]	420	399
Greek Government 2.00%/3.00% 2032[11]	420	395
Greek Government 2.00%/3.00% 2033[11]	420	391
Greek Government 2.00%/3.00% 2034[11]	420	388
Greek Government 2.00%/3.00% 2035[11]	420	386
Greek Government 2.00%/3.00% 2036[11]	420	385
Greek Government 2.00%/3.00% 2037[11]	420	384
Greek Government 2.00%/3.00% 2038[11]	420	384
Greek Government 2.00%/3.00% 2039[11]	420	382
Greek Government 2.00%/3.00% 2040[11]	420	382
Greek Government 2.00%/3.00% 2041[11]	420	381
Greek Government 2.00%/3.00% 2042[11]	420	383
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[3]	$7,155	7,239
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	6,870	6,954
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR75,000	6,030
Hungarian Government 4.75% 2015	$ 750	769
Hungarian Government 4.125% 2018	2,310	2,354
Hungarian Government 6.25% 2020	2,425	2,658
Hungarian Government 6.375% 2021	150	165
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	5,570	5,627
South Korean Government 5.75% 2014	4,800	4,808
Croatian Government 6.375% 2021	1,500	1,624
Croatian Government 5.50% 2023[3]	1,625	1,650
Argentina (Republic of) 7.00% 2017	2,000	1,792
Indonesia (Republic of) 5.875% 2024[3]	1,000	1,076
		388,150
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 2.62%	(000)	(000)

Freddie Mac 5.00% 2014	$10,000	$ 10,141
Freddie Mac 0.50% 2015	20,000	20,067
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[5]	13,000	13,725
Freddie Mac 1.25% 2019	48,500	46,575
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[5]	13,495	12,796
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	7,500	7,179
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[4,5]	7,184	7,435
Freddie Mac, Series K029, Class A2, multifamily 3.32% 20234,[5]	11,000	11,190
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20234,[5]	6,650	6,809
Federal Home Loan Bank 2.50% 2014	20,000	20,089
Federal Home Loan Bank 0.375% 2015	27,250	27,300
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,683
Tennessee Valley Authority 5.88% 2036	3,750	4,604
Tennessee Valley Authority 5.25% 2039	15,315	17,342
CoBank, ACB 7.875% 2018[3]	2,285	2,736
CoBank, ACB 0.833% 2022[3,4]	14,990	13,678
Fannie Mae 1.25% 2016	10,000	10,139
Fannie Mae 5.375% 2016	2,080	2,308
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,280
		248,076
Municipals 0.92%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	2,200	2,984
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,890	2,548
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	3,260	4,420
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	865	1,210
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	22,040	31,145
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	2,900	4,061
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	21,000	20,952
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,002
State of New Jersey, General Obligation Refunding Bonds,
Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,510
		86,832
Asset-backed obligations[5] 0.10%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	8,000	7,875
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,705
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.254% 2037[4]	1,511	340
		9,920
Total bonds, notes & other debt instruments (cost: $8,452,762,000)		8,600,228
Preferred securities 0.10%

Financials 0.08%	Shares

Citigroup Inc., Series K, depositary shares	208,000	5,430
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	88,000	2,106
		7,536
Miscellaneous 0.02%

Other preferred securities in initial period of acquisition		2,163
Total preferred securities (cost: $9,580,000)		9,699

Convertible securities 0.02%
		Value
Miscellaneous 0.02%		(000)

Other convertible securities in initial period of acquisition		$ 1,517
Total convertible securities (cost: $1,348,000)		1,517
Common stocks 0.00%

Consumer discretionary 0.00%	Shares

American Media, Inc.[3,9,12]	50,013	269
Adelphia Recovery Trust, Series ACC-1[9,12]	2,409,545	15
Adelphia Recovery Trust, Series ACC-6B9,12	500,000	—
Revel AC, Inc.[9,12,13]	19,511	—
Total common stocks (cost: $3,214,000)		284

	Principal amount
Short-term securities 12.30%	(000)

Freddie Mac 0.07%–0.15% due 4/8–10/7/2014	$396,300	396,223
Federal Home Loan Bank 0.055%–0.18% due 5/2–11/14/2014	302,700	302,630
Coca-Cola Co. 0.10%–0.13% due 4/10–6/18/2014[3]	98,900	98,893
Emerson Electric Co. 0.08%–0.12% due 4/9–5/27/2014[3]	98,610	98,603
Procter & Gamble Co. 0.09%–0.14% due 5/22–6/9/2014[3]	77,200	77,194
Federal Farm Credit Banks 0.12%–0.13% due 7/21–10/17/2014	47,200	47,188
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/28/2014	25,900	25,898
U.S. Treasury Bill 0.056% due 4/17/2014	25,700	25,699
Wal-Mart Stores, Inc. 0.06% due 4/16/2014[3]	22,700	22,699
PepsiCo Inc. 0.05% due 4/16/2014[3]	22,170	22,169
Chevron Corp. 0.07% due 4/16/2014[3]	21,100	21,099
Fannie Mae 0.12% due 5/1/2014	20,300	20,299
Private Export Funding Corp. 0.13% due 4/9/2014[3]	3,300	3,300
General Electric Co. 0.05% due 4/1/2014	1,600	1,600
Total short-term securities (cost: $1,163,375,000)		1,163,494
Total investment securities (cost: $9,630,279,000)		9,775,222
Other assets less liabilities		(312,992)
Net assets		$9,462,230

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $148,944,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Brazilian reais	6/30/2014	Barclays Bank PLC	BRL24,728	$10,631	$ 6
Mexican pesos	6/30/2014	Barclays Bank PLC	MXN140,074	$10,631	22
					$ 28

Sales:
British pounds	6/30/2014	UBS AG	$19,564	£11,790	$ (78)
Euros	4/7/2014	JPMorgan Chase	$37,283	€27,153	(124)
Euros	4/11/2014	Bank of New York Mellon	$2,060	€1,500	(6)
Euros	4/14/2014	Citibank	$11,993	€8,650	77
Euros	4/22/2014	JPMorgan Chase	$23,994	€17,700	(389)
Euros	4/25/2014	HSBC Bank	$20,004	€14,500	29
Euros	4/28/2014	JPMorgan Chase	$1,654	€1,200	1
Euros	4/30/2014	Citibank	$35,481	€25,500	353
Euros	5/5/2014	Citibank	$1,654	€1,225	(33)
Euros	6/17/2014	Bank of America, N.A.	$66,817	€48,250	353
Mexican pesos	4/16/2014	UBS AG	$4,441	MXN58,600	(42)
South African rand	4/4/2014	Bank of America, N.A.	$4,740	ZAR51,000	(102)
					$ 39
Forward currency contracts — net					$ 67

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $154,888,000 over the prior four-month period.

					Unrealized
					appreciation
					(depreciation)
Pay/receive				Notional amount	at 3/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Pay	3-month USD-LIBOR	0.566%	3/27/2016	$ 10,000	$ 4
Receive	3-month USD-LIBOR	0.9895	3/28/2017	300,000	33
Receive	3-month USD-LIBOR	1.635	2/10/2019	40,000	236
Receive	3-month USD-LIBOR	1.829	3/26/2019	4,000	(6)
Receive	3-month USD-LIBOR	3.00	12/23/2023	40,000	(672)
Receive	3-month USD-LIBOR	2.814	3/21/2024	27,250	63
Receive	3-month USD-LIBOR	2.805	3/21/2024	19,000	60
Pay	3-month USD-LIBOR	3.619	3/21/2044	11,800	173
Pay	3-month USD-LIBOR	3.608	3/21/2044	7,500	94
					$ (15)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,285,000, which represented ..09% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,119,755,000, which represented 11.83% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $61,170,000, which represented .65% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $284,000, which represented less than .01% of the net assets of the fund.
[10]	A portion or all of the security purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 12/7/2011 to 12/13/2011 at a cost of $2,194,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations and symbols

TBA = To be announced

BRL = Brazilian reais

€ = Euros

£ = British pounds

MXN = Mexican pesos

ZAR = South African rand

Global Bond FundSM

Investment portfolio

March 31, 2014

unaudited

Bonds, notes & other debt instruments 95.43%
	Principal amount	Value
Euros 25.15%	(000)	(000)

Spanish Government 5.50% 2017	€ 5,875	US$ 9,205
Spanish Government 3.75% 2018	360	541
Spanish Government 4.50% 2018	49,360	75,627
Spanish Government 5.85% 2022	19,025	31,787
Spanish Government 5.40% 2023	63,955	104,058
Spanish Government 3.80% 2024	2,810	4,057
Spanish Government 5.15% 2044	4,350	6,902
Irish Government 5.50% 2017	3,325	5,296
Irish Government 4.50% 2020	27,680	43,453
Irish Government 5.00% 2020	2,050	3,324
Irish Government 3.90% 2023	8,625	12,964
Irish Government 3.40% 2024	17,085	24,315
German Government, Series 159, 2.00% 2016	14,745	21,032
German Government, Series 6, 3.75% 2017	1,940	2,935
German Government, Series 7, 4.00% 2018	8,405	13,168
German Government 3.00% 2020	5,825	9,073
German Government 2.00% 2022	745	1,090
German Government 1.50% 2023	1,395	1,940
German Government 6.25% 2030	1,800	3,830
German Government, Series 00, 5.50% 2031	1,000	2,006
German Government 4.00% 2037	5,265	9,287
German Government, Series 8, 4.75% 2040	200	401
Portuguese Government 4.35% 2017	5,625	8,287
Portuguese Government 4.75% 2019	14,335	21,466
Portuguese Government 3.85% 2021	4,275	6,052
Portuguese Government 5.65% 2024	7,400	11,517
Portuguese Government 4.10% 2037	9,050	11,611
Belgium (Kingdom of), Series 69, 1.25% 2018	6,925	9,721
Belgium (Kingdom of), Series 67, 3.00% 2019	5,600	8,498
Belgium (Kingdom of), Series 68, 2.25% 2023	8,885	12,496
Belgium (Kingdom of), Series 72, 2.60% 2024	6,755	9,633
Belgium (Kingdom of), Series 71, 3.75% 2045	1,550	2,381
Italian Government 4.75% 2017	2,375	3,618
Italian Government 4.75% 2017	1,275	1,942
Italian Government 4.50% 2019	2,180	3,376
Italian Government 4.25% 2020	1,980	3,029
Italian Government 5.00% 2022	7,735	12,255
Italian Government 4.50% 2024	7,800	11,857
Hungarian Government 5.75% 2018	6,835	10,476
Hungarian Government 6.00% 2019	6,975	10,854
Hungarian Government 3.875% 2020	1,000	1,412
Greek Government 2.00%/3.00% 2023[1]	910	989
Greek Government 2.00%/3.00% 2024[1]	910	962
Greek Government 2.00%/3.00% 2025[1]	910	946
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2026[1]	€ 910	US$ 928
Greek Government 2.00%/3.00% 2027[1]	915	918
Greek Government 2.00%/3.00% 2028[1]	905	891
Greek Government 2.00%/3.00% 2029[1]	910	884
Greek Government 2.00%/3.00% 2030[1]	910	874
Greek Government 2.00%/3.00% 2031[1]	910	864
Greek Government 2.00%/3.00% 2032[1]	910	856
Greek Government 2.00%/3.00% 2033[1]	910	847
Greek Government 2.00%/3.00% 2034[1]	910	841
Greek Government 2.00%/3.00% 2035[1]	910	836
Greek Government 2.00%/3.00% 2036[1]	910	834
Greek Government 2.00%/3.00% 2037[1]	910	833
Greek Government 2.00%/3.00% 2038[1]	910	831
Greek Government 2.00%/3.00% 2039[1]	910	828
Greek Government 2.00%/3.00% 2040[1]	910	828
Greek Government 2.00%/3.00% 2041[1]	910	826
Greek Government 2.00%/3.00% 2042[1]	910	829
Barclays Bank PLC 4.00% 2019[2]	2,450	3,895
Barclays Bank PLC 6.00% 2021	5,325	8,563
Barclays Bank Plc 6.625% 2022	1,070	1,795
HBOS PLC 4.375% 2019[3]	155	215
Lloyds TSB Bank PLC 6.50% 2020	7,290	12,066
Slovenia (Republic of) 4.375% 2019	1,510	2,288
Slovenia (Republic of) 4.125% 2020	2,495	3,714
Slovenia (Republic of) 4.625% 2024	1,515	2,269
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	7,443
Imperial Tobacco Finance PLC 8.375% 2016	850	1,332
Imperial Tobacco Finance PLC 5.00% 2019	2,850	4,566
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	2,800	4,211
Canadian Government 3.50% 2020	2,500	3,956
Latvia (Republic of) 2.625% 2021	2,750	3,871
French Government O.A.T. Eurobond 3.25% 2045	2,715	3,850
European Investment Bank 4.75% 2017	2,370	3,749
HSBC Holdings PLC 6.00% 2019	1,675	2,729
Assicurazioni Generali SPA 7.75% 2042[3]	600	990
Assicurazioni Generali SPA 10.125% 2042	800	1,480
Telecom Italia SpA 7.75% 2033	1,000	1,672
Telecom Italia SpA 5.25% 2055	400	504
Mondelez International, Inc. 2.375% 2021	1,445	2,010
BPCE SA group 4.625% 2023	1,200	1,806
CaixaBank, SA 5.00% 2023[3]	1,200	1,748
Daimler AG, Series 6, 4.125% 2017	1,150	1,729
AT&T Inc. 6.125% 2015	1,100	1,601
RCI Banque 2.875% 2018	1,080	1,562
National Grid Transco PLC 5.00% 2018	975	1,549
Schaeffler Holding Finance BV 6.875% 2018[3,4]	1,000	1,470
Anheuser-Busch InBev NV 8.625% 2017	750	1,266
Novartis Finance SA, 4.25% 2016	750	1,117
Schering-Plough Corp. 5.375% 2014	645	910
Austrian Government 4.00% 2016	550	828
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	500	739
Deutsche Telekom International Finance BV 7.50% 2033	200	424
Roche Holdings, Inc. 5.625% 2016	225	340
Wind Acquisition SA 7.375% 2018	200	292
		658,766
Bonds, notes & other debt instruments
	Principal amount	Value
Japanese yen 6.28%	(000)	(000)

Japanese Government, Series 317, 0.10% 2014	¥2,597,350	US$ 25,168
Japanese Government, Series 269, 1.30% 2015	2,560,000	25,102
Japanese Government, Series 336, 0.10% 2016	2,700,000	26,169
Japanese Government, Series 284, 1.70% 2016	1,060,000	10,715
Japanese Government, Series 115, 0.20% 2018	460,000	4,462
Japanese Government, Series 312, 1.20% 2020	838,350	8,589
Japanese Government, Series 315, 1.20% 2021	2,648,950	27,151
Japanese Government, Series 116, 2.20% 2030	1,150,000	12,865
Japanese Government, Series 136, 1.60% 2032	2,323,850	23,482
Japanese Government, Series 36, 2.00% 2042	75,000	777
		164,480
Mexican pesos 3.87%

United Mexican States Government, Series M10, 8.00% 2015	MXN 77,000	6,291
United Mexican States Government, Series M, 6.25% 2016	65,500	5,263
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,625
United Mexican States Government, Series M, 5.00% 2017	202,000	15,793
United Mexican States Government, Series M10, 7.75% 2017	90,000	7,613
United Mexican States Government 4.00% 2019[5]	36,027	3,044
United Mexican States Government, Series M, 8.00% 2020	195,700	16,964
United Mexican States Government, Series M, 6.50% 2021	90,000	7,224
United Mexican States Government 2.00% 2022[5]	79,775	5,909
United Mexican States Government, Series M20, 10.00% 2024	17,500	1,738
United Mexican States Government, Series M30, 10.00% 2036	155,000	15,769
United Mexican States Government, Series M30, 8.50% 2038	57,000	5,088
United Mexican States Government 4.00% 2040[5]	36,027	2,891
United Mexican States Government, Series M, 7.75% 2042	37,000	3,040
		101,252
Polish zloty 3.78%

Polish Government, Series 1017, 5.25% 2017	PLN135,247	47,572
Polish Government, Series 0718, 2.50% 2018	24,250	7,701
Polish Government, Series 1020, 5.25% 2020	20,000	7,125
Polish Government, Series 1021, 5.75% 2021	31,280	11,472
Polish Government, Series 0922, 5.75% 2022	58,890	21,659
Polish Government, Series 102, 4.00% 2023	10,280	3,341
		98,870
British pounds 3.18%

United Kingdom 2.75% 2015	£ 4,045	6,870
United Kingdom 3.75% 2020	12,250	22,340
United Kingdom 3.75% 2021	11,800	21,503
United Kingdom 1.75% 2022	3,125	4,880
United Kingdom 2.25% 2023	3,080	4,926
United Kingdom 4.75% 2030	1,000	1,992
United Kingdom 4.50% 2034	1,380	2,678
United Kingdom 4.25% 2040	3,660	6,917
United Kingdom 3.25% 2044	565	896
RSA Insurance Group PLC 9.375% 2039[3]	1,669	3,397
RSA Insurance Group PLC 8.50% (undated)[3]	1,300	2,262
France Télécom 5.00% 2016	2,050	3,642
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	881
Tesco PLC 5.50% 2033	100	174
		83,358
Bonds, notes & other debt instruments
	Principal amount	Value
Swedish kronor 1.30%	(000)	(000)

Swedish Government, Series 1041, 6.75% 2014	SKr 13,275	US$ 2,062
Swedish Government, Series 1051, 3.75% 2017	39,815	6,698
Swedish Government, Series 105, 3.50% 2022	104,510	18,042
Swedish Government, Series 3104, 3.50% 2028[5]	34,107	7,206
		34,008
Colombian pesos 1.07%

Colombia (Republic of) Global 12.00% 2015	COP 4,361,000	2,467
Colombia (Republic of), Series B, 5.00% 2018	22,349,600	11,151
Colombia (Republic of), Series B, 7.00% 2022	18,228,800	9,643
Colombia (Republic of) Global 9.85% 2027	1,630,000	1,080
Colombia (Republic of), Series B, 6.00% 2028	8,089,600	3,796
		28,137
Hungarian forints 1.05%

Hungarian Government, Series 19/A, 6.50% 2019	HUF2,272,500	10,968
Hungarian Government, Series 20A, 7.50% 2020	3,224,250	16,433
		27,401
South Korean won 1.03%

South Korean Government 5.50% 2017	KRW7,875,000	8,001
South Korean Government 5.75% 2018	3,850,000	4,007
South Korean Government, Series 2206, 3.75% 2022	7,508,700	7,215
South Korean Government, Series 2303, 3.00% 2023	8,537,620	7,739
		26,962
Israeli shekels 0.77%

Israeli Government 5.50% 2017	ILS21,350	6,850
Israeli Government 4.25% 2023	43,490	13,442
		20,292
Norwegian kroner 0.73%

Norwegian Government 4.25% 2017	NKr32,500	5,845
Norwegian Government 4.50% 2019	32,560	6,053
Norwegian Government 3.75% 2021	40,625	7,308
		19,206
Brazilian reais 0.59%

Brazil (Federal Republic of) 6.00% 2015[5]	BRL 610	269
Brazil (Federal Republic of) 6.00% 2018[5]	22,199	9,609
Brazil (Federal Republic of) 6.00% 2020[5]	12,197	5,238
Brazil (Federal Republic of) Global 12.50% 2022	850	433
		15,549
Canadian dollars 0.53%

Canadian Government 1.25% 2018	C$3,035	2,720
Canadian Government 3.25% 2021	6,620	6,467
Canada Housing Trust 3.35% 2020	3,250	3,134
Hydro One Inc. 5.49% 2040	750	812
Rogers Communications Inc. 5.80% 2016	625	612
		13,745
Russian rubles 0.45%

Russian Federation 6.20% 2018	RUB94,600	2,550
Russian Federation 7.50% 2018	333,960	9,280
		11,830
Bonds, notes & other debt instruments
	Principal amount	Value
Australian dollars 0.28%	(000)	(000)

Queensland Treasury Corp., Series 17, 6.00% 2017	A$ 500	US$ 505
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,872
European Investment Bank 6.125% 2017	1,000	998
		7,375
South African rand 0.19%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,250	4,983
Malaysian ringgits 0.18%

Malaysian Government, Series 0213, 3.26% 2018	MYR9,980	3,013
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,567
		4,580
Turkish lira 0.10%

Turkey (Republic of) 10.50% 2020	TRY2,575	1,229
Turkey (Republic of) 3.00% 2021[5]	3,201	1,440
		2,669
Philippine pesos 0.04%

Philippines (Republic of) 3.90% 2022	PHP10,000	212
Philippines (Republic of) 6.25% 2036	35,000	792
		1,004
U.S. dollars 44.86%

U.S. Treasury 0.50% 2014	US$ 480	481
U.S. Treasury 2.625% 2014	2,250	2,269
U.S. Treasury 0.375% 2015	4,105	4,116
U.S. Treasury 0.25% 2016	6,125	6,094
U.S. Treasury 0.375% 2016	5,625	5,622
U.S. Treasury 1.00% 2016	9,000	9,076
U.S. Treasury 1.50% 2016	4,950	5,055
U.S. Treasury 1.50% 2016	1,865	1,905
U.S. Treasury 2.00% 2016	6,025	6,206
U.S. Treasury 3.00% 2016	205	217
U.S. Treasury 4.625% 2016	1,350	1,488
U.S. Treasury 5.125% 2016	2,800	3,075
U.S. Treasury 7.50% 2016	1,225	1,441
U.S. Treasury 0.625% 2017	1,360	1,337
U.S. Treasury 0.75% 2017	260	255
U.S. Treasury 1.00% 2017	33,145	33,239
U.S. Treasury 2.75% 2017[6]	12,575	13,269
U.S. Treasury 0.625% 2018	4,350	4,216
U.S. Treasury 1.375% 2018	900	892
U.S. Treasury 3.50% 2018	15,275	16,542
U.S. Treasury 1.125% 2020	19,050	18,043
U.S. Treasury 1.25% 2020	9,450	9,033
U.S. Treasury 1.375% 2020	28,275	27,088
U.S. Treasury 1.625% 2022	47,675	44,122
U.S. Treasury 1.625% 2022	11,750	10,927
U.S. Treasury 1.75% 2023	13,650	12,646
U.S. Treasury 2.00% 2023	11,000	10,462
U.S. Treasury 2.50% 2023	44,230	43,607
U.S. Treasury 2.75% 2023	18,000	18,083
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 5.25% 2029	US$ 8,750	US$10,948
U.S. Treasury 4.75% 2037	7,500	9,115
U.S. Treasury 5.00% 2037	7,250	9,106
U.S. Treasury 4.375% 2038	8,000	9,221
U.S. Treasury 4.375% 2040	4,000	4,619
U.S. Treasury 3.75% 2041	17,275	18,001
U.S. Treasury 2.875% 2043	4,810	4,199
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	6,553	6,876
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	4,958	5,077
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	2,995	2,965
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	861	834
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	11,708	11,757
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	1,427	1,682
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	647	565
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	1,221	1,024
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,859
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,682
Fannie Mae 3.50% 2025[2]	838	880
Fannie Mae 3.50% 2025[2]	557	585
Fannie Mae 2.50% 2027[2]	173	174
Fannie Mae 2.50% 2028[2]	1,404	1,407
Fannie Mae 2.50% 2028[2]	1,351	1,354
Fannie Mae 2.50% 2028[2]	978	980
Fannie Mae 2.50% 2028[2]	977	979
Fannie Mae 2.50% 2028[2]	969	971
Fannie Mae 2.50% 2028[2]	969	970
Fannie Mae 2.50% 2028[2]	963	965
Fannie Mae 2.50% 2028[2]	795	795
Fannie Mae 2.50% 2028[2]	514	515
Fannie Mae 2.50% 2028[2]	189	189
Fannie Mae 4.00% 2029[2,13]	1,125	1,190
Fannie Mae 6.50% 2036[2]	376	420
Fannie Mae 6.00% 2037[2]	176	197
Fannie Mae 6.00% 2037[2]	13	15
Fannie Mae 2.382% 2038[2,3]	166	177
Fannie Mae 6.00% 2038[2]	413	461
Fannie Mae 3.506% 2039[2,3]	12	13
Fannie Mae 3.802% 2039[2,3]	4	4
Fannie Mae 3.942% 2039[2,3]	79	83
Fannie Mae 3.943% 2039[2,3]	3	3
Fannie Mae 3.962% 2039[2,3]	4	4
Fannie Mae 3.992% 2039[2,3]	111	117
Fannie Mae 6.00% 2039[2]	662	739
Fannie Mae 4.50% 2040[2]	822	879
Fannie Mae 6.00% 2040[2]	80	89
Fannie Mae 2.922% 2041[2,3]	656	683
Fannie Mae 3.555% 2041[2,3]	2,033	2,127
Fannie Mae 4.00% 2041[2]	1,112	1,158
Fannie Mae 4.50% 2041[2]	2,001	2,140
Fannie Mae 3.50% 2042[2]	1,283	1,293
Fannie Mae 3.50% 2042[2]	706	711
Fannie Mae 3.50% 2042[2]	435	438
Fannie Mae 3.00% 2043[2]	11,709	11,341
Fannie Mae 3.50% 2043[2]	1,180	1,190
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 3.50% 2043[2]	US$ 674	US$ 679
Fannie Mae 4.00% 2043[2]	1,383	1,443
Fannie Mae 3.50% 2044[2,13]	18,575	18,690
Fannie Mae 4.00% 2044[2,13]	650	675
Fannie Mae 4.50% 2044[2,13]	3,000	3,201
Hungarian Government 4.125% 2018	5,380	5,483
Hungarian Government 6.25% 2020	11,020	12,081
Hungarian Government 5.375% 2023	4,290	4,380
Polish Government 6.375% 2019	6,225	7,319
Polish Government 5.125% 2021	3,500	3,874
Polish Government 5.00% 2022	1,475	1,613
Polish Government 4.00% 2024	6,100	6,163
Latvia (Republic of) 2.75% 2020	8,925	8,615
Latvia (Republic of) 5.25% 2021	5,530	6,038
Freddie Mac 2.50% 2016	625	652
Freddie Mac 0.75% 2018	2,800	2,739
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	1,963
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,503
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,522
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,435
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,763
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	2,000	1,945
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	33	30
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	150	137
Freddie Mac 3.763% 2039[2,3]	6	6
Freddie Mac 4.50% 2039[2]	62	66
Freddie Mac 6.50% 2039[2]	520	584
Slovenia (Republic of) 4.75% 2018[7]	1,620	1,737
Slovenia (Republic of) 4.125% 2019[7]	1,000	1,037
Slovenia (Republic of) 5.50% 2022[7]	425	455
Slovenia (Republic of) 5.50% 2022	200	214
Slovenia (Republic of) 5.85% 2023[7]	6,425	7,035
Slovenia (Republic of) 5.85% 2023	2,005	2,195
Kinder Morgan Energy Partners, LP 6.00% 2017	140	156
Kinder Morgan Energy Partners, LP 3.50% 2021	175	175
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,149
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,514
Kinder Morgan Energy Partners, LP 4.15% 2024	3,675	3,661
Kinder Morgan Energy Partners, LP 5.50% 2044	4,525	4,644
Verizon Communications Inc. 5.15% 2023	3,670	4,024
Verizon Communications Inc. 4.15% 2024	1,480	1,507
Verizon Communications Inc. 6.55% 2043	4,285	5,233
Bermudan Government 5.603% 2020[7]	1,520	1,681
Bermudan Government 4.138% 2023[7]	300	296
Bermudan Government 4.854% 2024[7]	8,210	8,377
Bank of America Corp. 3.75% 2016	225	238
Bank of America Corp. 5.65% 2018	285	323
Bank of America Corp. 2.60% 2019	300	302
Bank of America Corp., Series L, 2.65% 2019	550	553
Bank of America Corp. 4.00% 2024	5,800	5,806
Bank of America Corp. 4.125% 2024	2,940	2,980
Sprint Capital Corp. 6.90% 2019	3,500	3,859
Sprint Nextel Corp. 7.00% 2020	1,250	1,369
Sprint Corp. 7.875% 2023[7]	4,075	4,493
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Sprint Capital Corp. 8.75% 2032	US$ 250	US$ 276
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[2,3]	33	33
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,3]	260	281
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	478	521
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[2,3]	1,250	1,360
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,7]	1,125	1,174
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,7]	2,500	2,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[2,3]	2,000	2,220
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,660
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2,3]	880	957
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,936
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	1,840	2,070
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	1,510	1,663
Petróleos Mexicanos 3.50% 2018	3,135	3,260
Petróleos Mexicanos 8.00% 2019	1,400	1,715
Petróleos Mexicanos 4.875% 2022	4,100	4,295
Lithuania (Republic of) 7.375% 2020	3,000	3,630
Lithuania (Republic of) 6.125% 2021[7]	2,080	2,387
Lithuania (Republic of) 6.625% 2022	1,500	1,777
Lithuania (Republic of) 6.625% 2022[7]	750	888
HSBC Finance Corp. 0.666% 2016[3]	500	500
HSBC Bank PLC 1.50% 2018[7]	200	196
HSBC Holdings PLC 4.00% 2022	175	182
HSBC Holdings PLC 4.25% 2024	7,125	7,149
HSBC Holdings PLC 5.25% 2044	285	289
Indonesia (Republic of) 5.875% 2020	3,330	3,655
Indonesia (Republic of) 5.875% 2020[7]	1,505	1,652
Indonesia (Republic of) 3.75% 2022	2,960	2,808
First Data Holdings, Inc. 14.50% 2019[4,7]	2,000	1,888
First Data Corp. 11.75% 2021	2,000	2,110
First Data Corp. 12.625% 2021	3,398	4,061
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	5,310	7,504
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	285	399
StatoilHydro ASA 1.80% 2016	1,500	1,538
Statoil ASA 0.526% 2018[3]	1,575	1,575
Statoil ASA 1.95% 2018	1,460	1,463
Statoil ASA 3.70% 2024	1,950	1,991
Statoil ASA 4.25% 2041	1,000	977
Goldman Sachs Group, Inc. 2.625% 2019	1,500	1,498
Goldman Sachs Group, Inc. 4.00% 2024	5,570	5,557
Goldman Sachs Group, Inc. 6.25% 2041	270	322
MetroPCS Wireless, Inc. 6.25% 2021	2,725	2,892
T-Mobile US, Inc. 6.731% 2022	1,250	1,344
MetroPCS Wireless, Inc. 6.625% 2023	2,375	2,529
Cox Communications, Inc. 2.95% 2023[7]	7,300	6,676
Ford Motor Credit Co. 2.375% 2018	1,860	1,878
Ford Motor Credit Co. 2.375% 2019	4,550	4,522
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,436
MidAmerican Energy Holdings Co. 3.75% 2023[7]	3,355	3,345
MidAmerican Energy Holdings Co. 5.15% 2043[7]	450	481
AbbVie Inc. 1.75% 2017	760	763
AbbVie Inc. 2.90% 2022	2,195	2,117
AbbVie Inc. 4.40% 2042	3,230	3,173
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 5.75% 2018	US$ 40	US$ 46
Burlington Northern Santa Fe LLC 4.70% 2019	370	408
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,771
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,055
Burlington Northern Santa Fe LLC 3.05% 2022	1,455	1,397
Deutsche Telekom International Finance BV 3.125% 2016[7]	760	793
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,618
Morgan Stanley 2.125% 2018	2,275	2,273
Morgan Stanley 2.50% 2019	3,000	2,996
Prologis, Inc. 6.125% 2016	690	773
Prologis, Inc. 3.35% 2021	1,690	1,675
Prologis, Inc. 4.25% 2023	2,575	2,624
Comcast Corp. 6.30% 2017	1,020	1,187
Comcast Corp. 5.875% 2018	340	390
Comcast Corp. 6.40% 2040	150	185
Comcast Corp. 4.65% 2042	2,325	2,328
Comcast Corp. 4.75% 2044	945	963
JPMorgan Chase & Co. 1.35% 2017	1,500	1,500
JPMorgan Chase & Co. 1.625% 2018	2,495	2,453
JPMorgan Chase & Co. 3.25% 2022	1,000	987
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,7]	4,765	4,783
Glencore Xstrata LLC 1.70% 2016[7]	300	301
Xstrata Canada Financial Corp. 2.70% 2017[3,7]	1,250	1,266
Glencore Xstrata LLC 1.599% 2019[3,7]	2,475	2,485
Xstrata Canada Financial Corp. 4.95% 2021[7]	200	207
Glencore Xstrata LLC 4.125% 2023[7]	540	517
Westfield Group 7.125% 2018[7]	3,070	3,653
Westfield Group 4.625% 2021[7]	500	548
Westfield Group 3.375% 2022[7]	540	540
Reynolds Group Inc. 9.00% 2019	1,250	1,344
Reynolds Group Inc. 9.875% 2019	680	763
Reynolds Group Inc. 5.75% 2020	2,465	2,594
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	541	586
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,3]	1,044	1,117
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[2,3]	835	921
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.892% 2051[2,3]	955	1,062
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[2,3]	670	764
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,7]	4,222	4,391
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,8]	1,596	1,604
Neiman Marcus Group LTD Inc. 8.00% 2021[7]	825	911
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,675	1,859
DaimlerChrysler North America Holding Corp. 2.40% 2017[7]	2,000	2,059
DaimlerChrysler North America Holding Corp. 2.875% 2021[7]	2,275	2,256
American International Group, Inc. 3.00% 2015	375	384
American International Group, Inc. 3.80% 2017	1,500	1,606
American International Group, Inc. 3.375% 2020	1,500	1,534
American International Group, Inc. 4.125% 2024	705	721
Intelsat Jackson Holding Co. 7.25% 2020	350	381
Intelsat Jackson Holding Co. 6.625% 2022[7]	3,175	3,318
Intelsat Jackson Holding Co. 6.625% 2022	450	470
Dollar General Corp. 3.25% 2023	4,385	4,148
Altria Group, Inc. 9.95% 2038	750	1,207
Altria Group, Inc. 4.50% 2043	2,500	2,305
Altria Group, Inc. 5.375% 2044	500	525
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Dell, Inc. Term Loan B, 4.50% 2020[2,3,8]	US$3,990	US$3,968
BPCE SA group 5.70% 2023[7]	435	453
BPCE SA group 5.15% 2024[7]	3,510	3,499
First Quantum Minerals Ltd. 6.75% 2020[7]	1,931	1,965
First Quantum Minerals Ltd. 7.00% 2021[7]	1,931	1,974
Express Scripts Inc. 3.125% 2016	3,750	3,909
Gazprom OJSC, Series 9, 6.51% 2022	3,775	3,907
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,847
Government National Mortgage Assn. 3.00% 2027[2]	309	321
Government National Mortgage Assn. 2.50% 2028[2]	2,715	2,761
Government National Mortgage Assn. 2.50% 2028[2]	234	238
Government National Mortgage Assn. 2.50% 2028[2]	165	168
Government National Mortgage Assn. 2.50% 2028[2]	165	167
Government National Mortgage Assn. 2.50% 2028[2]	143	145
Frontier Communications Corp. 8.50% 2020	1,350	1,576
Frontier Communications Corp. 9.25% 2021	1,850	2,202
CEMEX Finance LLC 7.25% 2021[7]	1,750	1,916
CEMEX Finance LLC 9.375% 2022[7]	1,505	1,774
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	947
Enbridge Energy Partners, LP 9.875% 2019	750	984
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,678
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,8]	21	21
Realogy Corp. 7.875% 2019[7]	2,250	2,438
Realogy Corp. 7.625% 2020[7]	1,000	1,117
Boyd Gaming Corp. 9.125% 2018	700	762
Boyd Gaming Corp. 9.00% 2020	2,525	2,806
General Electric Co. 2.70% 2022	80	78
General Electric Capital Corp. 3.10% 2023	3,545	3,476
Rabobank Nederland 4.625% 2023	3,420	3,527
Pernod Ricard SA 2.95% 2017[7]	2,000	2,074
Pernod Ricard SA 4.45% 2022[7]	1,275	1,336
British American Tobacco International Finance PLC 2.125% 2017[7]	150	153
British American Tobacco International Finance PLC 9.50% 2018[7]	2,378	3,106
Williams Partners LP 4.125% 2020	375	390
Williams Partners LP 5.25% 2020	225	248
Williams Partners LP 4.50% 2023	1,340	1,374
Williams Partners LP 4.30% 2024	1,180	1,188
Hospitality Properties Trust 6.30% 2016	2,000	2,152
Hospitality Properties Trust 6.70% 2018	905	1,013
Volvo Treasury AB 5.95% 2015[7]	2,920	3,066
Turkey (Republic of) 4.557% 2018[7]	775	792
Turkey (Republic of) 6.25% 2022	1,880	2,025
Turkey (Republic of) 6.75% 2040	210	225
AvalonBay Communities, Inc. 3.625% 2020	2,900	2,988
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,8]	1,000	1,004
Freescale Semiconductor, Inc. 6.00% 2022[7]	1,825	1,941
Forest Laboratories, Inc. 4.375% 2019[7]	320	337
Forest Laboratories, Inc. 5.00% 2021[7]	2,460	2,608
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,8]	1,200	1,198
CEVA Group PLC 7.00% 2021[7]	1,175	1,201
CEVA Group PLC 9.00% 2021[7]	525	539
Bank of New York Mellon Corp. 3.65% 2024	2,900	2,929
Morocco Government 5.50% 2042	3,100	2,911
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[7]	1,240	1,254
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Commonwealth Bank of Australia 0.75% 2017[2,7]	US$1,650	US$1,653
Norfolk Southern Corp. 5.75% 2016	985	1,066
Norfolk Southern Corp. 3.25% 2021	835	842
Norfolk Southern Corp. 3.00% 2022	1,000	976
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[2,3,8]	373	375
Kinetic Concepts, Inc. 10.50% 2018	1,405	1,623
Kinetic Concepts, Inc. 12.50% 2019	750	879
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,524
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	1,000	1,106
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.549% 2049[2,3]	200	216
Developers Diversified Realty Corp. 9.625% 2016	500	579
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,159
Developers Diversified Realty Corp. 4.75% 2018	940	1,020
Anheuser-Busch InBev NV 3.625% 2015	980	1,011
Anheuser-Busch InBev NV 7.75% 2019	700	868
Anheuser-Busch InBev NV 5.375% 2020	250	287
Anheuser-Busch InBev NV 3.70% 2024	580	587
CMS Energy Corp. 8.75% 2019	228	293
CMS Energy Corp. 6.25% 2020	30	35
CMS Energy Corp. 5.05% 2022	1,772	1,974
Consumers Energy Co. 3.375% 2023	345	346
CMS Energy Corp. 3.875% 2024	100	102
International Business Machines Corp. 0.75% 2015	900	905
International Business Machines Corp. 1.625% 2020	550	521
International Business Machines Corp. 3.375% 2023	1,300	1,303
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[2,3]	1,147	1,205
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,387	1,505
NII Capital Corp. 10.00% 2016	50	21
NII Capital Corp. 7.875% 2019[7]	1,500	1,028
NII Capital Corp. 8.875% 2019	800	362
NII Capital Corp. 11.375% 2019[7]	525	373
NII Capital Corp. 7.625% 2021	3,250	926
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	1,085	1,190
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	1,500	1,494
inVentiv Health Inc. 9.00% 2018[7]	2,500	2,663
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	99
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[2,3]	1,556	1,697
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	380	417
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[2,3]	150	166
Time Warner Inc. 4.05% 2023	2,565	2,638
Barclays Bank PLC 2.50% 2019	2,615	2,623
Citigroup Inc. 4.75% 2015	1,180	1,232
Citigroup Inc. 2.50% 2018	200	201
Citigroup Inc. 3.875% 2023	1,190	1,184
Gilead Sciences, Inc. 2.40% 2014	200	202
Gilead Sciences, Inc. 3.05% 2016	1,505	1,584
Gilead Sciences, Inc. 4.40% 2021	200	216
Gilead Sciences, Inc. 3.70% 2024	600	602
Tennessee Valley Authority 5.88% 2036	500	614
Tennessee Valley Authority 5.25% 2039	1,750	1,982
NBC Universal Enterprise, Inc. 0.924% 2018[3,7]	1,500	1,510
NBC Universal Enterprise, Inc. 1.974% 2019[7]	800	784
NBCUniversal Media, LLC 5.15% 2020	250	283
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

CVS Caremark Corp. 4.00% 2023	US$2,500	US$2,560
PNC Financial Services Group, Inc. 2.854% 2022	2,670	2,551
Select Medical Holdings Corp. 6.375% 2021	2,430	2,479
Digicel Group Ltd. 8.25% 2020[7]	1,550	1,662
Digicel Group Ltd. 7.125% 2022[7]	800	811
American Express Co. 0.826% 2018[3]	625	627
American Express Co. 1.55% 2018	1,875	1,843
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[2,3,8]	1,325	1,328
Ply Gem Industries, Inc. 6.50% 2022[7]	1,100	1,115
Berkshire Hathaway Inc. 2.00% 2018	2,425	2,442
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,8]	1,567	1,548
Arch Coal, Inc. 7.00% 2019	1,125	875
BNP Paribas 2.45% 2019	190	191
BNP Paribas 5.00% 2021	2,000	2,223
Transocean Inc. 2.50% 2017	350	353
Transocean Inc. 6.375% 2021	710	799
Transocean Inc. 3.80% 2022	1,200	1,149
Needle Merger Sub Corp. 8.125% 2019[7]	2,200	2,294
Kimco Realty Corp., Series C, 4.904% 2015	235	243
Kimco Realty Corp. 5.70% 2017	500	558
Kimco Realty Corp. 6.875% 2019	1,250	1,491
SABMiller Holdings Inc. 2.45% 2017[7]	200	206
SABMiller Holdings Inc. 3.75% 2022[7]	775	794
SABMiller Holdings Inc. 4.95% 2042[7]	1,230	1,293
UniCredito Italiano SpA 6.00% 2017[7]	2,110	2,285
ConvaTec Finance International SA 8.25% 2019[4,7]	2,200	2,272
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,438
R.R. Donnelley & Sons Co. 6.50% 2023	775	822
Telecom Italia Capital SA 7.175% 2019	1,194	1,375
Telecom Italia Capital SA 7.20% 2036	466	477
Telecom Italia Capital SA 7.721% 2038	375	403
NGPL PipeCo LLC 9.625% 2019[7]	2,100	2,252
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	2,239	2,241
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,7]	1,073	1,122
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,7]	1,000	1,119
McKesson Corp. 3.25% 2016	180	188
McKesson Corp. 2.284% 2019	1,065	1,058
McKesson Corp. 3.796% 2024	680	682
McKesson Corp. 4.883% 2044	300	305
Progress Energy, Inc. 7.05% 2019	1,210	1,450
Progress Energy, Inc. 7.75% 2031	550	754
PTT Exploration & Production Ltd. 5.692% 2021[7]	2,000	2,198
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,190
Fiat SpA, Second Lien, 8.25% 2021[7]	1,900	2,159
QGOG Constellation SA 6.25% 2019[7]	2,150	2,153
Pacific Rubiales Energy Corp. 5.375% 2019[7]	2,000	2,080
BP Capital Markets PLC 0.656% 2016[3]	2,060	2,070
JBS SA 7.75% 2020[7]	1,925	2,041
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	2,013
Viacom Inc. 4.25% 2023	1,335	1,376
Viacom Inc. 5.85% 2043	575	634
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	1,471	1,479
SRA International, Inc. 11.00% 2019	500	529
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

VPI Escrow Corp. 6.375% 2020[7]	US$ 535	US$ 580
VPI Escrow Corp. 7.50% 2021[7]	1,240	1,401
PDC Energy Inc. 7.75% 2022	1,800	1,980
ConAgra Foods, Inc. 1.30% 2016	800	806
ConAgra Foods, Inc. 3.20% 2023	1,200	1,148
Imperial Tobacco Finance PLC 3.50% 2023[7]	2,000	1,922
Standard Chartered PLC 3.85% 2015[7]	1,670	1,726
Standard Chartered Bank 3.95% 2023[7]	200	191
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[7]	1,825	1,916
Reynolds American Inc. 4.85% 2023	600	630
Reynolds American Inc. 6.15% 2043	1,125	1,274
JMC Steel Group Inc. 8.25% 2018[7]	1,850	1,899
Altice Finco SA 6.50% 2022[7]	1,300	1,375
Altice Finco SA 8.125% 2024[7]	475	514
Citycenter, Term Loan B, 5.00% 2020[2,3,8]	1,845	1,863
Samson Investment Co. 10.75% 2020[7]	1,625	1,779
Colombia (Republic of) Global 4.375% 2021	1,700	1,772
Tenet Healthcare Corp. 8.125% 2022	1,575	1,764
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,724
United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,706
Samsung Electronics America, Inc. 1.75% 2017[7]	1,700	1,705
Croatian Government 6.625% 2020[7]	580	637
Croatian Government 6.625% 2020	500	550
Croatian Government 6.375% 2021[7]	470	509
Michaels Stores, Inc. 7.50% 2018[3,4,7]	600	621
Michaels Stores, Inc. 7.75% 2018	1,000	1,074
Post Holdings, Inc. 6.75% 2021[7]	825	876
Post Holdings, Inc. 7.375% 2022	750	810
United Rentals, Inc. 7.375% 2020	1,500	1,663
HCA Inc. 5.00% 2024	1,650	1,657
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	1,500	1,639
CRC Health Corp, Term Loan, 5.25% 2021[2,3,8]	800	806
CRC Health Corp, Term Loan B, 9.00% 2021[2,3,8]	825	829
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	824	909
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[2,3]	615	702
Slovakia Government 4.375% 2022[7]	1,500	1,595
Caesars Entertainment Operating Co. 9.00% 2020	1,000	903
Caesars Entertainment Operating Co. 9.00% 2020	750	677
Teekay Corp. 8.50% 2020	1,375	1,571
RCI Banque 3.50% 2018[7]	1,500	1,558
Volkswagen International Finance NV 2.375% 2017[7]	1,500	1,546
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,8]	172	169
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	697	689
US Investigations Services, Inc. 10.50% 2015[7]	700	648
US Investigations Services, Inc. 11.75% 2016[7]	45	34
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	818	824
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[2,3]	630	702
Western Gas Partners LP 4.00% 2022	1,500	1,490
Alcatel-Lucent USA Inc. 4.625% 2017[7]	700	723
Alcatel-Lucent USA Inc. 6.75% 2020[7]	450	478
Alcatel-Lucent USA Inc. 8.875% 2020[7]	200	228
Amgen Inc. 2.50% 2016	1,125	1,163
Amgen Inc. 2.125% 2017	250	255
PG&E Corp. 2.40% 2019	555	552
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Pacific Gas and Electric Co. 3.25% 2023	US$ 580	US$ 562
Pacific Gas and Electric Co. 3.85% 2023	300	303
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	565	633
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	690	784
Builders Firstsource 7.625% 2021[7]	1,300	1,411
Marks and Spencer Group PLC 6.25% 2017[7]	1,250	1,399
Electricité de France SA 6.95% 2039[7]	625	795
Electricité de France SA 4.875% 2044[7]	600	600
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	223	225
Univision Communications Inc. 8.50% 2021[7]	1,040	1,157
Holcim Ltd. 5.15% 2023[7]	1,290	1,381
CEZ, a s 4.25% 2022[7]	1,340	1,374
McClatchy Co. 9.00% 2022	1,175	1,373
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,8]	274	276
Playa Resorts Holding BV 8.00% 2020[7]	1,000	1,085
Wind Acquisition SA 11.75% 2017[7]	825	870
Wind Acquisition SA 7.25% 2018[7]	450	477
Regions Financial Corp. 7.75% 2014	29	30
Regions Financial Corp. 5.75% 2015	150	158
Regions Financial Corp. 2.00% 2018	1,175	1,153
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[7]	1,200	1,299
Iron Mountain Inc. 5.75% 2024	1,325	1,297
Husky Energy Inc. 7.25% 2019	1,040	1,274
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,269
DJO Finance LLC 9.75% 2017	390	415
DJO Finance LLC 7.75% 2018	310	328
DJO Finance LLC 8.75% 2018	125	137
DJO Finance LLC 9.875% 2018	335	367
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[2,3,8]	1,225	1,231
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	1,014	1,212
Coca-Cola Co. 3.20% 2023	1,215	1,197
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	391
Puget Sound Energy, Inc., First Lien, 6.00% 2021	240	277
Puget Sound Energy, Inc., First Lien, 5.625% 2022	460	525
Nortek Inc. 10.00% 2018	700	772
Nortek Inc. 8.50% 2021	370	415
France Government Agency-Guaranteed, Société Finance 2.875% 2014[7]	1,150	1,164
Royal Bank of Canada 1.20% 2017	250	250
Royal Bank of Canada 1.50% 2018	910	903
Alpha Natural Resources, Inc. 6.00% 2019	500	386
Alpha Natural Resources, Inc. 6.25% 2021	1,000	758
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,133
LSB Industries, Inc. 7.75% 2019[7]	1,025	1,104
TransDigm Inc. 7.75% 2018	805	867
TransDigm Inc. 5.50% 2020	225	230
Academy Sports 9.25% 2019[7]	1,000	1,096
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[7]	1,000	1,093
Warner Music Group 6.75% 2022[7]	1,075	1,087
Roche Holdings, Inc. 6.00% 2019[7]	172	202
Roche Holdings, Inc. 7.00% 2039[7]	630	883
QBE Insurance Group Ltd. 2.40% 2018[7]	1,100	1,077
Unum Group 5.625% 2020	945	1,065
Kraft Foods Inc. 2.25% 2017	455	467
Kraft Foods Inc. 5.375% 2020	523	597
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Consolidated Edison Company of New York, Inc. 4.45% 2044	US$1,055	US$1,050
Toronto-Dominion Bank 2.375% 2016	1,000	1,038
ERP Operating LP 4.625% 2021	940	1,018
Simon Property Group, LP 10.35% 2019	750	1,016
Total Capital International 1.55% 2017	540	546
Total Capital International 2.875% 2022	465	456
Devon Energy Corp. 3.25% 2022	1,010	997
Teco Finance, Inc. 5.15% 2020	75	83
Tampa Electric Co. 4.10% 2042	930	888
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	842	920
Novartis Capital Corp. 3.40% 2024	910	911
Stater Bros. Holdings Inc. 7.75% 2015	900	905
Carnival Corp. 3.95% 2020	870	889
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[7]	855	864
Virgin Media Finance PLC 8.375% 2019[7]	800	860
Schaeffler Holding Finance BV 6.875% 2018[3,4,7]	800	855
Del Monte Corp. 7.625% 2019	813	848
PRA Holdings, Inc. 9.50% 2023[7]	765	846
Philip Morris International Inc. 1.875% 2019	840	830
FMG Resources 8.25% 2019[7]	750	828
Esterline Technologies Corp. 7.00% 2020	760	827
American Tower Corp. 7.00% 2017	700	814
American Electric Power Co. 1.65% 2017	815	811
UnitedHealth Group Inc. 2.875% 2023	835	793
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	732	791
International Paper Co. 7.30% 2039	600	785
Walter Energy, Inc. 9.50% 2019[7]	750	766
Sabine Pass Liquefaction, LLC 5.625% 2021	700	725
Thomson Reuters Corp. 5.65% 2043	670	711
CNA Financial Corp. 7.35% 2019	230	282
CNA Financial Corp. 3.95% 2024	425	428
South Korean Government 5.75% 2014	700	701
Union Pacific Corp. 4.821% 2044	650	681
Thermo Fisher Scientific Inc. 4.15% 2024	660	680
CEC Entertainment, Inc. 8.00% 2022[7]	650	676
TRAC Intermodal 11.00% 2019	575	658
Milacron LLC 7.75% 2021[7]	600	651
Patheon Inc., Term Loan B, 4.25% 2021[2,3,8]	485	483
Patheon Inc. 7.50% 2022[7]	155	160
EnLink Midstream Partners, LP 4.40% 2024	135	138
EnLink Midstream Partners, LP 5.60% 2044	475	503
IMS Health Inc. 7.375% 2018[4,7]	625	638
Orange SA 5.50% 2044	600	631
CenterPoint Energy Resources Corp. 4.50% 2021	580	628
Level 3 Communications, Inc. 8.125% 2019	400	441
Level 3 Communications, Inc. 11.875% 2019	150	170
Enbridge Inc. 4.00% 2023	600	602
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[2,3,8]	589	594
WellPoint, Inc. 2.30% 2018	585	587
Genworth Holdings, Inc. 4.90% 2023	550	578
SBC Communications Inc. 5.10% 2014	100	102
AT&T Inc. 1.40% 2017	300	297
AT&T Inc. 4.30% 2042	200	178
Wells Fargo & Co. 2.15% 2019	550	549
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Petrobras International Finance Co. 5.75% 2020	US$200	US$ 210
Petrobras Global Finance Co. 4.375% 2023	350	321
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	520	519
WM. Wrigley Jr. Co 3.375% 2020[7]	505	511
Serena Software, Inc. 10.375% 2016	502	506
Marfrig Holdings (Europe) BV 8.375% 2018	500	502
ABB Finance (USA) Inc. 2.875% 2022	510	497
Israeli Government 4.00% 2022	450	472
Newcrest Finance Pty Ltd. 4.45% 2021[7]	525	471
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[7]	455	468
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	455
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	411	446
Chevron Corp. 1.718% 2018	250	249
Chevron Corp. 2.355% 2022	200	188
Spectra Energy Partners, LP 4.75% 2024	405	428
HBOS PLC 6.75% 2018[7]	375	426
TitleMax Finance Corp. 8.50% 2018[7]	375	413
Energy Transfer Partners, L.P. 3.60% 2023	400	383
ACE INA Holdings Inc. 2.60% 2015	365	376
TransCanada PipeLines Ltd. 7.625% 2039	250	350
Iberdrola Finance Ireland 3.80% 2014[7]	335	339
CME Group Inc. 5.30% 2043	300	337
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	397	333
Royal Bank of Scotland PLC 5.625% 2020	290	328
Grifols Worldwide Operations Ltd. 5.25% 2022[7]	300	308
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	305
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	218
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[2,3]	69	77
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2,3]	260	291
Vodafone Group PLC 2.50% 2022	317	291
Modular Space Corp., Second Lien, 10.25% 2019[7]	275	287
Rio Tinto Finance (USA) Ltd. 2.875% 2022	300	286
AXA SA 8.60% 2030	220	284
National Grid PLC 6.30% 2016	250	279
BHP Billiton Finance (USA) Ltd. 5.00% 2043	260	276
News America Inc. 5.40% 2043	250	270
DISH DBS Corp. 4.625% 2017	250	267
Entergy Corp. 4.70% 2017	250	265
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	26	29
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	62	70
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	128	148
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	226	227
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[7]	240	221
Intercontinentalexchange, Inc. 4.00% 2023	210	218
Crescent Resources 10.25% 2017[7]	175	197
Brandywine Operating Partnership, LP 3.95% 2023	190	187
Intesa Sanpaolo SpA 6.50% 2021[7]	150	169
Canadian Natural Resources Ltd. 5.70% 2017	100	113
Santander Issuances, SA Unipersonal 6.50% 2019[3,7]	100	100
Midwest Generation, LLC, Series B, 8.56% 2016[2,9]	40	45
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[2,3,8]	10	6
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[2,3,8]	6	5
		1,174,774
Total bonds, notes & other debt instruments (cost: $2,429,235,000)		2,499,241

Convertible securities 0.02%
		Value
U.S. dollars 0.02%	Shares	(000)

CEVA Group PLC, Series A-1, 3.226% convertible preferred[10]	329	US$ 559
CEVA Group PLC, Series A-2, 2.226% convertible preferred[10,11]	36	47
Total convertible securities (cost: $385,000)		606
Preferred securities 0.02%
U.S. dollars 0.02%

Citigroup Inc., Series K, depositary shares	21,225	554
Total preferred securities (cost: $531,000)		554
Common stocks 0.02%
U.S. dollars 0.02%

CEVA Group PLC[7,10,12]	431	550
Atrium Corp.[7,10,12]	2	—
Total common stocks (cost: $998,000)		550

	Principal amount
Short-term securities 4.71%	(000)

Federal Home Loan Bank 0.04%–0.065% due 4/16–6/25/2014	US$36,100	36,096
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 4/7/2014	14,200	14,200
Gotham Funding Corp. 0.14% due 4/23/2014[7]	10,000	9,999
Total Capital Canada Ltd. 0.09% due 4/17/2014[7]	22,700	22,699
General Electric Co. 0.05% due 4/1/2014	20,900	20,900
Sumitomo Mitsui Banking Corp. 0.16% due 4/10/2014[7]	19,500	19,499
Total short-term securities (cost: $123,393,000)		123,393
Total investment securities (cost: $2,554,542,000)		2,624,344
Other assets less liabilities		(5,284)
Net assets		US$2,619,060

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $295,085,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Brazilian reais	6/30/2014	Barclays Bank PLC	BRL10,537	$4,530	US$ 2
British pounds	4/10/2014	Barclays Bank PLC	£3,534	$5,926	(34)
British pounds	4/15/2014	UBS AG	£7,800	$12,974	29
Euros	4/11/2014	Bank of America, N.A.	€7,703	$10,681	(69)
Euros	4/25/2014	Citibank	€12,434	$17,300	(171)
Euros	4/28/2014	HSBC Bank	€4,235	$5,842	(8)
Japanese yen	4/7/2014	Bank of New York Mellon	¥2,712,496	$26,746	(465)
Japanese yen	4/8/2014	UBS AG	¥1,820,490	$17,500	139
Japanese yen	4/15/2014	UBS AG	¥1,828,867	$17,725	(5)
Japanese yen	4/28/2014	UBS AG	¥1,633,399	$15,978	(150)
Japanese yen	4/30/2014	JPMorgan Chase	¥1,612,153	$15,777	(156)
Japanese yen	4/30/2014	UBS AG	¥305,551	$3,021	(32)
Mexican pesos	6/30/2014	Barclays Bank PLC	MXN59,687	$4,530	9
South African rand	6/30/2014	Barclays Bank PLC	ZAR24,333	$2,265	13
					US$ (898)

Sales:
Brazilian reais	4/14/2014	Citibank	$3,644	BRL8,590	US$ (127)
Canadian dollars	4/3/2014	UBS AG	¥596,879	C$6,485	(83)
Euros	4/4/2014	Bank of America, N.A.	$8,894	€6,440	22
Euros	4/9/2014	HSBC Bank	$5,830	€4,240	(11)
Euros	4/9/2014	HSBC Bank	$3,022	€2,190	5
Euros	4/11/2014	UBS AG	¥307,237	€2,190	(40)
Euros	4/15/2014	Bank of America, N.A.	£16,717	€20,150	108
Euros	4/22/2014	JPMorgan Chase	$17,725	€13,075	(287)
Euros	5/5/2014	Citibank	$17,654	€13,075	(357)
Euros	6/23/2014	Bank of America, N.A.	$18,269	€13,130	183
Euros	6/25/2014	Bank of America, N.A.	¥429,066	€3,040	(29)
Euros	6/25/2014	Citibank	£7,314	€8,740	146
Euros	6/30/2014	Barclays Bank PLC	$11,836	€8,620	(38)
Euros	6/30/2014	Bank of America, N.A.	$3,971	€2,890	(10)
Euros	7/1/2014	HSBC Bank	TRY5,073	€1,642	46
Mexican pesos	4/4/2014	UBS AG	$2,653	MXN35,165	(40)
Mexican pesos	6/30/2014	Bank of America, N.A.	$5,957	MXN78,545	(17)
Polish zloty	4/7/2014	HSBC Bank	€6,416	PLN27,010	(89)
Polish zloty	4/11/2014	HSBC Bank	€2,206	PLN9,260	(22)
Polish zloty	6/20/2014	Barclays Bank PLC	€2,135	PLN9,040	(34)
Polish zloty	6/20/2014	HSBC Bank	€3,403	PLN14,450	(66)
Polish zloty	7/1/2014	UBS AG	€2,147	PLN9,010	(4)
Russian rubles	4/8/2014	Barclays Bank PLC	$8,062	RUB297,500	(406)
Swedish kronor	4/3/2014	UBS AG	€4,217	SKr37,720	(18)
Swedish kronor	6/13/2014	Citibank	$6,008	SKr38,340	91
Turkish lira	4/24/2014	Bank of New York Mellon	$2,307	TRY5,190	(101)
					US$(1,178)
Forward currency contracts — net					US$(2,076)

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,931,000, which represented ..07% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $254,313,000, which represented 9.71% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,714,000, which represented .91% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,156,000, which represented .04% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 3/10/2010 at a cost of $52,000) may be subject to legal or contractual restrictions on resale.
[12]	Security did not produce income during the last 12 months.
[13]	A portion or all of the security purchased on a TBA basis.

Key to abbreviation

TBA = To be announced

High-Income Bond FundSM

Investment portfolio

March 31, 2014

unaudited

Bonds, notes & other debt instruments 91.04%
Corporate bonds & notes 90.08%	Principal amount	Value
Telecommunication services 16.13%	(000)	(000)

Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	$ 1,250	$ 1,661
Sprint Nextel Corp. 8.375% 2017	1,225	1,447
Sprint Nextel Corp. 9.125% 2017	2,350	2,791
Sprint Nextel Corp. 9.00% 2018[1]	2,600	3,185
Sprint Capital Corp. 6.90% 2019	1,550	1,709
Sprint Nextel Corp. 7.00% 2020	20,650	22,612
Sprint Corp. 7.25% 2021[1]	11,150	12,195
Sprint Nextel Corp. 11.50% 2021	4,950	6,608
Sprint Corp. 7.875% 2023[1]	2,050	2,260
T-Mobile US, Inc. 6.542% 2020	4,100	4,428
MetroPCS Wireless, Inc. 6.25% 2021	16,950	17,988
T-Mobile US, Inc. 6.731% 2022	3,500	3,763
MetroPCS Wireless, Inc. 6.625% 2023	19,150	20,395
Wind Acquisition SA 11.75% 2017[1]	17,618	18,587
Wind Acquisition SA 11.75% 2017	€8,550	12,424
Wind Acquisition SA 7.25% 2018[1]	$5,975	6,334
Wind Acquisition SA 7.25% 2018[1]	2,000	2,115
Wind Acquisition SA 7.375% 2018	€4,075	5,951
Digicel Group Ltd. 8.25% 2020[1]	$17,300	18,554
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,791
Digicel Group Ltd. 7.125% 2022[1]	6,850	6,944
NII Capital Corp. 10.00% 2016	15,300	6,311
NII Capital Corp. 7.875% 2019[1]	10,975	7,518
NII Capital Corp. 8.875% 2019	6,125	2,772
NII Capital Corp. 11.375% 2019[1]	8,610	6,113
NII Capital Corp. 7.625% 2021	21,625	6,163
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	1,470	1,562
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,198
Intelsat Jackson Holding Co. 6.625% 2022[1]	14,700	15,362
Intelsat Jackson Holding Co. 6.625% 2022	5,425	5,669
LightSquared, Term Loan B, 12.00% 2014[2,3,4,5]	17,291	20,663
Frontier Communications Corp. 8.125% 2018	4,900	5,745
Frontier Communications Corp. 8.50% 2020	5,775	6,742
Frontier Communications Corp. 9.25% 2021	4,525	5,385
Frontier Communications Corp. 8.75% 2022	550	630
Cricket Communications, Inc. 7.75% 2020	14,075	16,112
Trilogy International Partners, LLC 10.25% 2016[1]	12,075	12,467
Altice Finco SA 6.50% 2022[1]	6,100	6,451
Altice Finco SA 8.125% 2024[1]	1,925	2,084
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,293
Telecom Italia Capital SA 6.999% 2018	3,000	3,416
Level 3 Communications, Inc. 8.125% 2019	1,150	1,268
Level 3 Communications, Inc. 11.875% 2019	750	851
		316,517
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 15.70%	(000)	(000)

EchoStar DBS Corp. 7.125% 2016	$ 325	$ 356
DISH DBS Corp. 4.625% 2017	6,875	7,339
DISH DBS Corp. 4.25% 2018	14,775	15,458
DISH DBS Corp. 7.875% 2019	700	829
DISH DBS Corp. 5.125% 2020	4,400	4,598
Caesars Entertainment Operating Co. 11.25% 2017	6,995	6,750
Caesars Entertainment Operating Co. 8.00% 2020[1]	4,275	4,521
Caesars Entertainment Operating Co. 9.00% 2020	9,530	8,601
Caesars Entertainment Operating Co. 9.00% 2020	6,475	5,844
Boyd Gaming Corp. 9.125% 2018	9,190	10,008
Boyd Gaming Corp. 9.00% 2020	10,750	11,946
Warner Music Group 13.75% 2019	1,275	1,540
Warner Music Group 5.625% 2022[1]	12,500	12,719
Warner Music Group 6.75% 2022[1]	4,950	5,006
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	7,781	7,820
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	5,050	5,574
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,6]	5,145	5,711
Gannett Co., Inc. 5.125% 2019[1]	1,415	1,484
Gannett Co., Inc. 6.375% 2023[1]	8,885	9,451
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,395
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	10,378
Fiat SpA, Second Lien, 8.25% 2021[1]	7,825	8,891
Univision Communications Inc. 6.875% 2019[1]	790	851
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,5,6]	2,736	2,754
Univision Communications Inc. 8.50% 2021[1]	4,570	5,084
Univision Communications Inc. 5.125% 2023[1]	115	118
Michaels Stores, Inc. 7.50% 2018[1,2,6]	2,500	2,588
Michaels Stores, Inc. 7.75% 2018	5,250	5,637
Michaels Stores, Inc. 5.875% 2020[1]	500	507
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	5,665
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	2,969
MGM Resorts International 6.625% 2015	1,725	1,837
MGM Resorts International 8.625% 2019	4,200	5,050
MGM Resorts International 6.75% 2020	725	806
MGM Resorts International 7.75% 2022	750	874
Citycenter, Term Loan B, 5.00% 2020[3,5,6]	7,681	7,754
Schaeffler Holding Finance BV 6.875% 2018[2,6]	€3,800	5,585
Schaeffler Holding Finance BV 6.875% 2018[1,2,6]	$ 2,025	2,164
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	3,675	3,951
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[1]	2,500	2,519
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	900	958
Wynn Macau, Ltd. 5.25% 2021[1]	7,275	7,420
Hilton Worldwide, Term Loan B, 3.75% 2020[3,5,6]	3,797	3,808
Hilton Hotels Corp. 5.625% 2021[1]	3,140	3,287
CBS Outdoor Americas Inc., Term Loan B1, 3.00% 2021[3,5,6]	7,000	6,987
DineEquity, Inc. 9.50% 2018	5,950	6,515
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,873
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	3,560	3,592
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,5,6,7]	2,059	2,059
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,5,6,7]	11,915	3,694
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	1,493	1,503
Playa Resorts Holding BV 8.00% 2020[1]	3,650	3,960
Academy Sports 9.25% 2019[1]	4,700	5,152
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Burger King Corp 0%/11.00% 2019[1,8]	$4,800	$ 4,416
McClatchy Co. 9.00% 2022	3,275	3,828
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,798
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,338
UPC Germany GmbH 9.625% 2019	€800	1,216
CEC Entertainment, Inc. 8.00% 2022[1]	$ 2,850	2,964
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	2,725	2,735
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,475	2,685
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,309
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,192
Cinemark USA, Inc. 4.875% 2023	2,000	1,932
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,677
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[3,5,6]	1,500	1,520
Pinnacle Entertainment, Inc. 6.375% 2021[1]	1,450	1,515
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,402
Stackpole Intl. 7.75% 2021[1]	1,150	1,238
Modular Space Corp., Second Lien, 10.25% 2019[1]	1,050	1,095
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	1,010
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[3,5,6]	1,000	1,002
Limited Brands, Inc. 6.625% 2021	875	988
Quebecor Media Inc. 7.75% 2016	923	928
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	848
VTR Finance BV 6.875% 2024[1]	500	521
Lee Enterprises, Term Loan B, 7.25% 2019[3,5,6]	275	278
		308,175
Health care 15.69%

inVentiv Health Inc. 9.00% 2018[1]	10,225	10,890
inVentiv Health Inc. 11.00% 2018[1]	20,290	18,819
inVentiv Health Inc. 11.00% 2018[1]	8,350	7,766
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[3,5,6]	1,652	1,659
Kinetic Concepts, Inc. 10.50% 2018	15,355	17,735
Kinetic Concepts, Inc. 12.50% 2019	10,465	12,270
Forest Laboratories, Inc. 4.375% 2019[1]	7,740	8,156
Forest Laboratories, Inc. 4.875% 2021[1]	2,275	2,409
Forest Laboratories, Inc. 5.00% 2021[1]	19,400	20,564
VPI Escrow Corp. 6.75% 2018[1]	6,800	7,514
VPI Escrow Corp. 6.375% 2020[1]	8,870	9,624
VPI Escrow Corp. 5.625% 2021[1]	155	163
VPI Escrow Corp. 7.50% 2021[1]	6,665	7,531
DJO Finance LLC 9.75% 2017	5,230	5,570
DJO Finance LLC 7.75% 2018	11,635	12,304
DJO Finance LLC 8.75% 2018	840	918
DJO Finance LLC 9.875% 2018	4,140	4,533
Tenet Healthcare Corp., First Lien, 4.75% 2020	4,220	4,273
Tenet Healthcare Corp., First Lien, 6.00% 2020[1]	6,405	6,865
Tenet Healthcare Corp., First Lien, 4.50% 2021	905	888
Tenet Healthcare Corp. 8.125% 2022	7,115	7,969
Multiplan Inc. 9.875% 2018[1]	3,655	3,984
Multiplan Inc., Term Loan B, 4.00% 2021[3,5,6]	15,155	15,167
HCA Inc. 3.75% 2019	11,020	11,089
HCA Inc. 6.50% 2020	650	730
HCA Inc. 5.00% 2024	6,900	6,930
INC Research LLC 11.50% 2019[1]	10,690	12,053
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Select Medical Holdings Corp. 6.375% 2021	$ 9,755	$ 9,950
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,5,6,7]	3,085	3,084
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,5,6,7]	2,300	2,300
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,5,6,7]	4,435	4,435
VWR Funding, Inc. 7.25% 2017	8,570	9,256
ConvaTec Finance International SA 8.25% 2019[1,2]	8,065	8,327
Centene Corp. 5.75% 2017	7,280	7,953
Symbion Inc. 8.00% 2016	7,235	7,633
CRC Health Corp, Term Loan, 5.25% 2021[3,5,6]	3,000	3,023
CRC Health Corp, Term Loan B, 9.00% 2021[3,5,6]	3,125	3,139
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[3,5,6]	5,575	5,603
PRA Holdings, Inc. 9.50% 2023[1]	4,135	4,574
Patheon Inc., Term Loan B, 4.25% 2021[3,5,6]	3,870	3,856
Patheon Inc. 7.50% 2022[1]	600	620
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,5,6]	4,365	4,427
IMS Health Inc. 7.375% 2018[1,2]	3,135	3,198
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[3,5,6]	2,494	2,518
Accellent Inc. 8.375% 2017	2,000	2,070
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	1,945	1,998
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	1,525	1,563
		307,900
Industrials 12.14%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	6,009
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,809
Navios Maritime Holdings Inc. 7.375% 2022[1]	10,050	10,301
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	20,055	21,208
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	4,149
R.R. Donnelley & Sons Co. 7.875% 2021	4,775	5,491
R.R. Donnelley & Sons Co. 7.00% 2022	2,175	2,403
R.R. Donnelley & Sons Co. 6.50% 2023	7,675	8,145
CEVA Group PLC 4.00% 2018[1]	7,750	7,343
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	7,900	7,885
CEVA Group PLC 7.00% 2021[1]	1,175	1,201
CEVA Group PLC 9.00% 2021[1]	2,275	2,338
Jeld-Wen Escrow Corp. 12.25% 2017[1]	14,770	16,469
Nortek Inc. 10.00% 2018	7,460	8,225
Nortek Inc. 8.50% 2021	5,935	6,662
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[3,5,6]	5,175	5,188
Ply Gem Industries, Inc. 6.50% 2022[1]	8,700	8,820
US Investigations Services, Inc., Term Loan B, 5.00% 2015[3,5,6]	1,031	1,012
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,5,6]	4,398	4,350
US Investigations Services, Inc. 10.50% 2015[1]	4,420	4,094
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,123
Euramax International, Inc. 9.50% 2016	10,880	11,043
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,074
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	4,450	4,506
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	3,260	3,419
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	1,200	1,209
Builders Firstsource 7.625% 2021[1]	7,625	8,273
HD Supply, Inc. 11.50% 2020	6,905	8,234
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	7,950	7,956
TransDigm Inc. 7.75% 2018	4,590	4,946
TransDigm Inc. 5.50% 2020	2,525	2,582
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

United Rentals, Inc. 7.375% 2020	$ 1,275	$ 1,414
United Rentals, Inc. 7.625% 2022	2,525	2,844
United Rentals, Inc. 6.125% 2023	2,075	2,210
Esterline Technologies Corp. 7.00% 2020	5,136	5,585
ADT Corp. 4.125% 2019	5,025	4,993
TRAC Intermodal 11.00% 2019	4,025	4,609
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	3,625	3,924
Iron Mountain Inc. 5.75% 2024	3,500	3,426
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,527
Brunswick Rail Finance Ltd. 6.50% 2017	725	736
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[3,5,6]	2,197	2,043
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,883
Milacron LLC 7.75% 2021[1]	1,575	1,709
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[3,5,6]	1,166	1,185
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[3,5,6]	512	521
Far East Capital Limited SA 8.00% 2018[1]	665	552
Far East Capital Limited SA 8.75% 2020[1]	1,335	1,095
Avianca Holdings SA, 8.375% 2020[1]	1,375	1,451
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	265
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	10	10
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	200	215
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	326	363
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	21	23
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	133	141
Watco Companies 6.375% 2023[1]	395	403
HDTFS Inc. 4.25% 2018	325	336
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[3,5,6]	566	308
		238,360
Information technology 8.42%

First Data Holdings, Inc. 14.50% 2019[1,2]	7,750	7,315
First Data Corp. 8.25% 2021[1]	873	952
First Data Corp. 11.75% 2021	25,795	27,214
First Data Corp. 12.625% 2021	8,804	10,521
First Data Corp. 8.75% 2022[1,2,6]	935	1,026
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,5,6]	7,750	7,783
Freescale Semiconductor, Inc. 5.00% 2021[1]	10,385	10,645
Freescale Semiconductor, Inc. 6.00% 2022[1]	15,600	16,594
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	17,915	18,005
SRA International, Inc. 11.00% 2019	7,835	8,285
Dell, Inc. Term Loan B, 4.50% 2020[3,5,6]	17,207	17,112
Alcatel-Lucent USA Inc. 4.625% 2017[1]	7,900	8,157
Alcatel-Lucent USA Inc. 6.75% 2020[1]	1,250	1,328
Alcatel-Lucent USA Inc. 8.875% 2020[1]	4,815	5,489
NXP BV and NXP Funding LLC 3.75% 2018[1]	9,900	9,999
Serena Software, Inc. 10.375% 2016	4,795	4,831
SunGard Data Systems Inc. 7.625% 2020	3,650	4,019
Lawson Software, Inc. 9.375% 2019	3,000	3,394
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,633
		165,302
Energy 8.26%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[3,5,6]	1,939	1,901
NGPL PipeCo LLC 7.119% 2017[1]	2,775	2,740
NGPL PipeCo LLC 9.625% 2019[1]	16,825	18,045
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Peabody Energy Corp. 6.00% 2018	$12,880	$ 13,572
Peabody Energy Corp. 6.25% 2021	5,075	5,113
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,5,6]	5,845	5,774
Arch Coal, Inc. 7.00% 2019	5,620	4,370
Arch Coal, Inc. 7.25% 2021	4,975	3,781
QGOG Constellation SA 6.25% 2019[1]	11,200	11,214
Alpha Natural Resources, Inc. 9.75% 2018	7,000	6,772
Alpha Natural Resources, Inc. 6.00% 2019	1,992	1,539
Alpha Natural Resources, Inc. 6.25% 2021	3,625	2,746
CONSOL Energy Inc. 8.00% 2017	3,345	3,496
CONSOL Energy Inc. 8.25% 2020	6,500	7,093
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,567
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,230
Teekay Corp. 8.50% 2020	8,543	9,760
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	152
Samson Investment Co. 10.75% 2020[1]	8,315	9,105
PDC Energy Inc. 7.75% 2022	7,925	8,717
Pacific Rubiales Energy Corp. 5.375% 2019[1]	7,250	7,540
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2022[1,3]	480	502
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	6,324	6,577
Sabine Pass Liquefaction, LLC 5.625% 2021	5,000	5,181
Petróleos Mexicanos 6.375% 2045[1]	4,000	4,325
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	3,225	3,246
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	1,300	1,352
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,275	1,291
Denbury Resources Inc. 8.25% 2020	1,096	1,197
Denbury Resources Inc. 4.625% 2023	1,000	935
Petrobras International Finance Co. 5.75% 2020	1,090	1,144
Petrobras Global Finance Co. 6.25% 2024	300	310
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	1,362	1,414
Oasis Petroleum Inc. 6.875% 2022[1]	1,275	1,387
		162,088
Materials 8.22%

First Quantum Minerals Ltd. 6.75% 2020[1]	14,668	14,925
First Quantum Minerals Ltd. 7.00% 2021[1]	17,168	17,554
Reynolds Group Inc. 7.125% 2019	740	786
Reynolds Group Inc. 7.875% 2019	355	393
Reynolds Group Inc. 9.875% 2019	4,820	5,410
Reynolds Group Inc. 5.75% 2020	19,805	20,845
FMG Resources 6.00% 2017[1]	14,855	15,681
FMG Resources 6.875% 2018[1]	5,955	6,290
FMG Resources 8.25% 2019[1]	4,175	4,608
ArcelorMittal 10.35% 2019[6]	500	636
ArcelorMittal 6.00% 2021[6]	2,565	2,748
ArcelorMittal 6.75% 2022[6]	1,100	1,213
ArcelorMittal 7.25% 2041[6]	11,105	11,188
CEMEX Finance LLC 7.25% 2021[1]	4,500	4,927
CEMEX Finance LLC 9.375% 2022[1]	8,125	9,577
JMC Steel Group Inc. 8.25% 2018[1]	9,050	9,288
Walter Energy, Inc. 9.50% 2019[1]	7,975	8,144
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[3,5,6]	2,069	2,075
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€1,000	1,478
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$2,945	3,217
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

LSB Industries, Inc. 7.75% 2019[1]	$ 5,275	$ 5,684
PQ Corp. 8.75% 2018[1]	3,840	4,205
Packaging Dynamics Corp. 8.75% 2016[1]	2,460	2,529
Glencore Xstrata LLC 4.125% 2023[1]	2,060	1,971
Mirabela Nickle Ltd., Term Loan, 3.50% 2014[2,3,5,7]	867	867
Mirabela Nickel Ltd. 8.75% 2018[1,4]	4,225	1,077
Ryerson Inc. 9.00% 2017	1,525	1,651
Ball Corp. 5.75% 2021	835	896
Georgia Gulf Corp. 4.875% 2023[1]	800	788
Smurfit Capital Funding PLC 7.50% 2025	665	755
		161,406
Financials 2.91%

CIT Group Inc. 4.25% 2017	2,500	2,625
CIT Group Inc. 5.00% 2017	4,000	4,295
CIT Group Inc. 5.25% 2018	1,575	1,699
CIT Group Inc. 3.875% 2019	3,575	3,619
CIT Group Inc., Series C, 5.50% 2019[1]	3,800	4,109
Realogy Corp. 3.375% 2016[1]	1,000	1,010
Realogy Corp., Letter of Credit, 4.50% 2016[3,5,6]	1,100	1,101
Realogy Corp. 7.875% 2019[1]	11,850	12,842
Realogy Corp. 7.625% 2020[1]	750	838
iStar Financial Inc., Term Loan B, 4.50% 2017[3,5,6]	3,661	3,681
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,808
iStar Financial Inc. 4.875% 2018	1,925	1,983
Icahn Enterprises Finance Corp. 3.50% 2017[1]	5,000	5,063
Crescent Resources 10.25% 2017[1]	3,070	3,461
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,6]	1,815	1,906
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,6]	1,200	1,338
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,6]	1,155	1,519
MetLife Inc., junior subordinated 10.75% 2069[6]	500	760
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,4,6]	1,265	1,379
TitleMax Finance Corp. 8.50% 2018[1]	950	1,045
		57,081
Consumer staples 1.77%

Post Holdings, Inc. 6.75% 2021[1]	6,650	7,057
Post Holdings, Inc. 7.375% 2022	3,000	3,240
JBS SA 7.75% 2020[1]	5,050	5,353
Rite Aid Corp. 10.25% 2019	4,095	4,525
Stater Bros. Holdings Inc. 7.75% 2015	2,950	2,965
Cott Beverages Inc. 8.125% 2018	2,675	2,852
C&S Group Enterprises LLC 8.375% 2017[1]	2,702	2,830
Del Monte Corp. 7.625% 2019	2,337	2,438
Marfrig Holdings (Europe) BV 8.375% 2018	950	953
Marfrig Overseas Ltd. 9.50% 2020[1]	160	162
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,041
Constellation Brands, Inc. 6.00% 2022	700	779
Ingles Markets, Inc. 5.75% 2023	475	478
		34,673
Utilities 0.84%

AES Corp. 8.00% 2017	670	795
AES Corp. 8.00% 2020	3,000	3,555
AES Corp. 7.375% 2021	850	973
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

AES Corp. 5.50% 2024	$2,150	$ 2,139
Eskom Holdings SOC Ltd. 6.75% 2023[1]	6,895	7,349
TXU, Term Loan, 4.737% 2017[3,5,6]	2,461	1,781
		16,592
Total corporate bonds & notes		1,768,094
Bonds & notes of governments outside the U.S. 0.75%

Greek Government 2.00%/3.00% 2023[8]	€235	255
Greek Government 2.00%/3.00% 2024[8]	235	248
Greek Government 2.00%/3.00% 2025[8]	235	244
Greek Government 2.00%/3.00% 2026[8]	235	240
Greek Government 2.00%/3.00% 2027[8]	235	236
Greek Government 2.00%/3.00% 2028[8]	235	231
Greek Government 2.00%/3.00% 2029[8]	235	228
Greek Government 2.00%/3.00% 2030[8]	235	226
Greek Government 2.00%/3.00% 2031[8]	235	223
Greek Government 2.00%/3.00% 2032[8]	235	221
Greek Government 2.00%/3.00% 2033[8]	235	219
Greek Government 2.00%/3.00% 2034[8]	235	217
Greek Government 2.00%/3.00% 2035[8]	235	216
Greek Government 2.00%/3.00% 2036[8]	235	215
Greek Government 2.00%/3.00% 2037[8]	235	215
Greek Government 2.00%/3.00% 2038[8]	235	215
Greek Government 2.00%/3.00% 2039[8]	235	214
Greek Government 2.00%/3.00% 2040[8]	235	214
Greek Government 2.00%/3.00% 2041[8]	235	213
Greek Government 2.00%/3.00% 2042[8]	235	214
Slovenia (Republic of) 5.85% 2023[1]	$3,595	3,937
Hungarian Government 6.25% 2020	850	932
Hungarian Government 6.375% 2021	1,150	1,264
Hungarian Government 7.625% 2041	500	579
Portuguese Government 5.65% 2024	€1,470	2,288
Argentina (Republic of) 7.00% 2017	$ 800	717
Indonesia (Republic of) 5.875% 2024[1]	500	538
		14,759
U.S. Treasury bonds & notes 0.17%

U.S. Treasury 0.25% 2015	3,275	3,279
Municipals 0.04%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	875	807
Total bonds, notes & other debt instruments (cost: $1,728,810,000)		1,786,939
Convertible securities 1.00%
	Shares or
Industrials 0.56%	principal amount

CEVA Group PLC, Series A-2, 2.226% convertible preferred[7,9]	2,211	2,819
CEVA Group PLC, Series A-1, 3.226% convertible preferred[7]	4,788	8,140
		10,959
Convertible securities
	Shares or	Value
Financials 0.28%	principal amount	(000)

Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	$ 3,276
Bank of Ireland 10.00% convertible notes 2016	€1,460,000	2,214
		5,490
Energy 0.16%

American Energy Utica, LLC 3.50% convertible notes 2021[1,2,6]	$3,041,800	3,135
Total convertible securities (cost: $15,097,000)		19,584
Preferred securities 0.35%

Financials 0.35%	Shares

Citigroup Inc., Series K, depositary shares	187,025	4,881
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	49,675	1,237
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	31,000	742
Total preferred securities (cost: $6,702,000)		6,860
Common stocks 1.02%

Consumer discretionary 0.43%

Cooper-Standard Holdings Inc.[10]	110,446	7,803
American Media, Inc.[1,7,10]	87,470	471
Revel AC, Inc. (CVR)[7,9,10]	13,372,726	167
Revel AC, Inc.[7,9,10]	125,906	—
Adelphia Recovery Trust, Series Arahova[10]	388,601	8
Adelphia Recovery Trust, Series ACC-1[7,10]	449,306	3
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	—
Five Star Travel Corp.[1,7,10]	7,285	2
		8,454
Industrials 0.37%

CEVA Group PLC[1,7,10]	5,622	7,168
Atrium Corp.[1,7,10]	361	—
		7,168
Materials 0.13%

NewPage Holdings Inc.[7,9]	26,880	2,477
Health care 0.09%

Rotech Healthcare Inc.[7,10]	201,793	1,867
Total common stocks (cost: $26,994,000)		19,966
Rights & warrants 0.00%

Consumer discretionary 0.00%	Shares

Liberman Broadcasting, Inc., warrants, expire 2022[7,9,10]	1	—
Total rights & warrants (cost: $0)		—
	Principal amount	Value
Short-term securities 6.73%	(000)	(000)

Federal Home Loan Bank 0.055%–0.11% due 4/11–5/16/2014	$54,600	$ 54,598
General Electric Co. 0.05% due 4/1/2014	20,900	20,900
Fannie Mae 0.14% due 6/2/2014	20,000	19,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/24/2014	14,000	13,999
Merck & Co. Inc. 0.08% due 5/28/2014[1]	8,300	8,299
Google Inc. 0.08% due 4/16/2014[1]	6,000	6,000
Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,999
Abbott Laboratories 0.10% due 6/10/2014[1]	3,300	3,300
Total short-term securities (cost: $132,088,000)		132,093
Total investment securities (cost: $1,909,691,000)		1,965,442
Other assets less liabilities		(2,657)
Net assets		$1,962,785

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $9,085,000 over the prior 12-month period.

					Unrealized
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	4/11/2014	Bank of New York Mellon	$6,181	€4,500	$ (19)
Euros	4/30/2014	UBS AG	$1,202	€875	(3)
					$(22)

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $819,698,000, which represented 41.76% of the net assets of the fund.
[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $206,060,000, which represented 10.50% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $39,553,000, which represented 2.02% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date(s)	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.226% convertible preferred	3/10/2010–1/23/2012	$ 2,214	$ 2,819.14%
NewPage Holdings Inc.	9/17/2009–9/9/2011	2,910	2,477.13
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	2,419	167.01
Revel AC, Inc.	2/14/2011–12/13/2011	6,729	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$14,272	$5,463.28%

[10]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

CVR = Contingent Value Rights

€ = Euros

Mortgage FundSM

Investment portfolio

March 31, 2014

unaudited

Bonds, notes & other debt instruments 94.89%
Mortgage-backed obligations 66.83%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 59.28%	(000)	(000)

Fannie Mae 2.50% 2027	$ 169	$ 169
Fannie Mae 2.50% 2027	81	81
Fannie Mae 2.50% 2028	2,272	2,273
Fannie Mae 3.00% 2028	4,830	4,976
Fannie Mae 5.00% 2036	851	910
Fannie Mae 3.553% 2040[2]	449	481
Fannie Mae 4.191% 2040[2]	681	724
Fannie Mae 3.42% 2041[2]	304	321
Fannie Mae 3.519% 2041[2]	268	280
Fannie Mae 3.779% 2041[2]	326	349
Fannie Mae 2.514% 2043[2]	340	339
Fannie Mae 3.00% 2043	10,740	10,403
Fannie Mae 3.00% 2043	7,847	7,600
Fannie Mae 3.00% 2043	6,783	6,569
Fannie Mae 3.00% 2043	2,586	2,505
Fannie Mae 3.00% 2043	2,495	2,417
Fannie Mae 3.00% 2043	1,789	1,732
Fannie Mae 3.00% 2043	499	483
Fannie Mae 4.00% 2043	5,302	5,535
Fannie Mae 4.00% 2043	2,206	2,296
Fannie Mae 3.00% 2044[3]	17,397	16,800
Fannie Mae 3.50% 2044[3]	6,850	6,892
Fannie Mae 4.50% 2044[3]	1,100	1,174
Government National Mortgage Assn. 3.75% 2038	1,128	1,151
Government National Mortgage Assn. 4.00% 2039	804	822
Government National Mortgage Assn. 6.00% 2039	988	1,121
Government National Mortgage Assn. 4.00% 2040	566	579
Government National Mortgage Assn. 5.50% 2040	6,788	7,663
Government National Mortgage Assn. 4.50% 2041	358	375
Government National Mortgage Assn. 4.50% 2041	226	244
Government National Mortgage Assn. 5.00% 2041	3,609	3,945
Government National Mortgage Assn. 5.00% 2041	2,169	2,305
Government National Mortgage Assn. 6.50% 2041	2,640	2,894
Government National Mortgage Assn. 3.50% 2042	1,052	1,049
Government National Mortgage Assn. 3.50% 2042	614	609
Government National Mortgage Assn. 3.50% 2042	551	563
Government National Mortgage Assn. 4.00% 2042	139	142
Government National Mortgage Assn. 3.50% 2043	3,543	3,621
Government National Mortgage Assn. 3.50% 2043	3,509	3,587
Government National Mortgage Assn. 3.50% 2043	2,868	2,933
Government National Mortgage Assn. 3.50% 2043	2,652	2,711
Government National Mortgage Assn. 3.50% 2043	2,348	2,400
Government National Mortgage Assn. 3.50% 2043	566	562
Government National Mortgage Assn. 3.50% 2043	339	347
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 4.50% 2043	$1,438	$ 1,552
Government National Mortgage Assn. 4.00% 2044[3]	2,250	2,364
Freddie Mac 3.00% 2026	210	217
Freddie Mac 2.50% 2027	1,238	1,241
Freddie Mac 5.00% 2034	4,217	4,608
Freddie Mac 5.50% 2037	48	53
Freddie Mac 5.00% 2038	501	544
Freddie Mac 5.50% 2038	201	220
Freddie Mac 5.50% 2038	141	155
Freddie Mac 5.50% 2038	58	64
Freddie Mac 3.828% 2039[2]	250	268
Freddie Mac 4.50% 2040	569	608
Freddie Mac 4.50% 2040	100	107
Freddie Mac 2.566% 2042[2]	244	245
Freddie Mac 4.00% 2042	1,175	1,221
Freddie Mac 2.351% 2043[2]	567	561
Freddie Mac 4.00% 2043	9,142	9,511
Freddie Mac 4.00% 2043	2,090	2,174
Freddie Mac 4.00% 2043	1,485	1,545
Freddie Mac 4.00% 2043	710	740
Freddie Mac 4.00% 2043	358	372
Freddie Mac 4.00% 2043	275	287
Freddie Mac 4.00% 2043	275	286
Freddie Mac 4.00% 2043	264	275
Freddie Mac 4.00% 2043	197	205
Freddie Mac 4.00% 2043	186	194
Freddie Mac 4.00% 2043	184	191
Freddie Mac 4.00% 2043	147	153
Freddie Mac 4.00% 2043	140	146
Freddie Mac 4.00% 2043	79	82
Freddie Mac 4.00% 2043	66	68
Freddie Mac 4.00% 2043	36	37
Freddie Mac 3.50% 2044[3]	1,050	1,055
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	5,841	6,058
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	196	205
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	1,741	1,837
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.703% 2048[2,4]	474	474
		154,855
Commercial mortgage-backed securities[1] 4.27%

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	936	1,023
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.716% 2040[2]	579	651
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	362	406
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,851	2,023
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[2]	1,306	1,424
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[2]	129	140
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	949	1,015
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	911	991
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	897	977
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	859	943
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	795	798
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.648% 2042[2]	333	373
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	325	340
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	56	61
		11,165
Bonds, notes & other debt instruments
Mortgage-backed obligations (continued)	Principal amount	Value
Other mortgage-backed securities[1] 3.28%	(000)	(000)

Westpac Banking Corp. 1.375% 2015[4]	$ 200	$ 202
Westpac Banking Corp. 2.45% 2016[4]	200	207
Westpac Banking Corp. 1.25% 2018[4]	200	197
Westpac Banking Corp. 1.85% 2018[4]	400	395
Westpac Banking Corp. 1.375% 2019[4]	250	245
Sparebank 1 Boligkreditt AS 2.30% 2018[4]	200	207
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	200	195
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	425	409
Royal Bank of Canada 1.125% 2017	250	251
Royal Bank of Canada 2.00% 2019	550	551
UBS AG 1.875% 2015[4]	200	202
UBS AG 0.75% 2017[4]	225	225
UBS AG 2.25% 2017[4]	200	206
Bank of Nova Scotia 1.25% 2014[4]	200	201
Bank of Nova Scotia 1.75% 2017[4]	200	204
Bank of Nova Scotia 1.95% 2017[4]	200	205
National Australia Bank 1.25% 2018[4]	250	246
National Australia Bank 2.00% 2019[4]	300	298
Bank of Montreal 1.30% 2014[4]	250	252
Bank of Montreal 1.95% 2017[4]	250	256
Commonwealth Bank of Australia 0.75% 2017[4]	250	250
Commonwealth Bank of Australia 2.25% 2017[4]	250	257
Swedbank AB 2.125% 2016[4]	200	206
Swedbank AB 1.375% 2018[4]	225	222
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	258
National Bank of Canada 2.20% 2016[4]	250	258
Barclays Bank PLC 2.25% 2017[4]	250	257
Caisse Centrale Desjardins 1.60% 2017[4]	250	254
Skandinaviska Enskilda 1.375% 2018[4]	250	245
Stadshypotek AB 1.875% 2019[4]	250	244
DNB ASA 1.45% 2019[4]	225	223
Credit Suisse Group AG 2.60% 2016[4]	200	208
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	206
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	199
Northern Rock PLC 5.625% 2017[4]	125	141
		8,582
Total mortgage-backed obligations		174,602
U.S. Treasury bonds & notes 15.12%
U.S. Treasury 8.24%

U.S. Treasury 1.50% 2018	2,175	2,172
U.S. Treasury 2.375% 2020	1,225	1,235
U.S. Treasury 1.75% 2023	1,525	1,413
U.S. Treasury 2.75% 2023	4,500	4,521
U.S. Treasury 2.75% 2024	3,000	3,007
U.S. Treasury 2.875% 2043[5]	4,725	4,124
U.S. Treasury 3.625% 2043	5,000	5,062
		21,534
U.S. Treasury inflation-protected securities[6] 6.88%

U.S. Treasury Inflation-Protected Security 2.00% 2014	2,482	2,524
U.S. Treasury Inflation-Protected Security 0.50% 2015	5,396	5,510
U.S. Treasury Inflation-Protected Security 0.125% 2016	2,649	2,723
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[6] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.00% 2016	$2,946	$ 3,129
U.S. Treasury Inflation-Protected Security 1.375% 2044	3,989	4,079
		17,965
Total U.S. Treasury bonds & notes		39,499
Federal agency bonds & notes 11.47%

Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	80	80
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	142	142
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	146	149
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	200	204
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	75	77
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	150	147
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	170	167
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	125	125
Freddie Mac, Series KGRP, Class A, multifamily 0.537% 2020[1,2]	950	952
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[1,2]	212	213
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	42	43
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[1,2]	215	222
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	137	134
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	200	200
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	169	165
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[1]	106	105
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	171	168
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	175	167
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	150	144
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	293	300
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	210	215
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	246	253
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	280	270
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[1]	298	301
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	250	250
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	5,022	5,083
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	1,250	1,266
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	200	203
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[1,2]	215	220
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[1,2]	190	196
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	6,982
Federal Home Loan Bank 0.375% 2016	3,025	3,022
Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,968
Federal Home Loan Bank 5.50% 2036	300	368
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	415	415
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	150	150
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	150	149
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[1]	111	111
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	225	219
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	200	197
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	100	100
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	251	253
Fannie Mae, Series 2014-M-1, multifamily 3.394% 2023[1,2]	600	606
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[1,2]	580	592
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1]	300	304
Federal Farm Credit Banks 0.209% 2017[2]	1,368	1,368
		29,965
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals 1.26%	(000)	(000)

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	$ 326	$ 289
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	310	276
State of Connecticut, Housing Finance Agency, Housing Mortgage Finance Program Bonds,
Series 2014-A-1, 4.00% 2044	500	542
State of Washington, Housing Finance Commission, Single-family Program Bonds,
Series 2014-1-N, 3.00% 2037	280	291
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	170	176
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	435	460
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	288	257
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program
Revenue Refunding Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	225	234
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	240	217
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	195	216
State of Connecticut, Housing Finance Authority, Housing Mortgage Finance Program
Revenue Refunding Bonds, Series 2013-B-2, 4.00% 2032	200	216
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	95	103
		3,277
Asset-backed obligations[1] 0.21%

New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[4,7]	335	334
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[4,7]	215	215
		549
Total bonds, notes & other debt instruments (cost: $245,689,000)		247,892
Short-term securities 9.26%

Pfizer Inc 0.10% due 6/17/2014[4]	5,400	5,399
Procter & Gamble Co. 0.12% due 5/14/2014[4]	5,100	5,100
General Electric Co. 0.05% due 4/1/2014	4,800	4,800
Abbott Laboratories 0.08% due 4/4/2014[4]	3,700	3,700
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/28/2014	2,100	2,100
John Deere Financial Ltd. 0.09% due 5/7/2014[4]	2,000	2,000
Federal Home Loan Bank 0.115% due 5/23/2014	1,100	1,100
Total short-term securities (cost: $24,198,000)		24,199
Total investment securities (cost: $269,887,000)		272,091
Other assets less liabilities		(10,854)
Net assets		$261,237

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $24,000,000 over the prior seven-month period.

					Unrealized
					appreciation
					(depreciation)
Pay/receive				Notional amount	at 3/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Receive	3-month USD-LIBOR	1.039%	11/26/2017	$ 800	$ 7
Receive	3-month USD-LIBOR	1.5125	7/22/2018	5,000	9
Receive	3-month USD-LIBOR	1.5775	8/6/2018	4,000	(1)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	1,500	1
Receive	3-month USD-LIBOR	1.81	3/24/2019	5,000	(3)
Receive	3-month USD-LIBOR	2.065	10/30/2020	5,500	66
Pay	3-month USD-LIBOR	2.898	9/23/2023	5,000	52
Receive	3-month USD-LIBOR	2.80125	9/27/2023	2,500	(5)
					$126

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,140,000, which represented 10.01% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $485,000, which represented ..19% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $549,000, which represented .21% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM

Investment portfolio

March 31, 2014

unaudited

Bonds, notes & other debt instruments 90.97%
U.S. Treasury bonds & notes 46.93%	Principal amount	Value
U.S. Treasury 38.16%	(000)	(000)

U.S. Treasury 2.625% 2014	$ 46,100	$ 46,492
U.S. Treasury 1.875% 2015	26,550	27,114
U.S. Treasury 11.25% 2015	25,340	27,805
U.S. Treasury 0.25% 2016	19,225	19,127
U.S. Treasury 1.00% 2016	7,500	7,563
U.S. Treasury 1.50% 2016[1]	46,250	47,244
U.S. Treasury 1.50% 2016	44,825	45,774
U.S. Treasury 2.125% 2016	22,725	23,480
U.S. Treasury 2.375% 2016	11,750	12,208
U.S. Treasury 4.50% 2016	10,100	10,882
U.S. Treasury 4.625% 2016	28,875	31,817
U.S. Treasury 5.125% 2016	11,500	12,629
U.S. Treasury 7.50% 2016	14,900	17,529
U.S. Treasury 0.75% 2017	16,000	15,857
U.S. Treasury 1.00% 2017	16,000	16,046
U.S. Treasury 3.25% 2017	25,235	27,000
U.S. Treasury 4.625% 2017	23,100	25,585
U.S. Treasury 1.125% 2020	33,250	31,492
U.S. Treasury 1.25% 2020	6,250	5,974
U.S. Treasury 1.375% 2020	27,875	26,705
U.S. Treasury 2.375% 2020	9,575	9,652
U.S. Treasury 1.625% 2022	103,298	95,600
U.S. Treasury 1.625% 2022	59,028	54,892
U.S. Treasury 1.75% 2023	28,675	26,566
U.S. Treasury 2.00% 2023	46,789	44,499
U.S. Treasury 2.50% 2023	163,375	161,073
U.S. Treasury 2.75% 2023	174,250	175,055
U.S. Treasury 2.75% 2024	28,000	28,068
U.S. Treasury 6.125% 2027	2,500	3,367
U.S. Treasury 6.375% 2027	2,500	3,431
U.S. Treasury 5.25% 2029	8,100	10,135
U.S. Treasury 6.25% 2030	5,960	8,272
U.S. Treasury 4.75% 2037	18,500	22,483
U.S. Treasury 5.00% 2037	18,000	22,608
U.S. Treasury 4.375% 2038	19,750	22,764
U.S. Treasury 3.875% 2040	5,955	6,348
U.S. Treasury 2.875% 2043	58,925	51,435
U.S. Treasury 3.125% 2043	23,005	21,175
U.S. Treasury 3.625% 2043	67,350	68,181
		1,313,927
U.S. Treasury inflation-protected securities[2] 8.77%

U.S. Treasury Inflation-Protected Security 2.00% 2014	44,669	45,422
U.S. Treasury Inflation-Protected Security 0.50% 2015	58,226	59,457
U.S. Treasury Inflation-Protected Security 1.625% 2015	16,261	16,693
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[2] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.125% 2016	$29,086	$ 29,900
U.S. Treasury Inflation-Protected Security 2.00% 2016	17,676	18,773
U.S. Treasury Inflation-Protected Security 0.125% 2018	27,268	27,923
U.S. Treasury Inflation-Protected Security 0.125% 2022	4,373	4,288
U.S. Treasury Inflation-Protected Security 0.125% 2023	4,276	4,141
U.S. Treasury Inflation-Protected Security 0.375% 2023	7,900	7,820
U.S. Treasury Inflation-Protected Security 0.625% 2043	7,248	6,081
U.S. Treasury Inflation-Protected Security 1.375% 2044	79,537	81,330
		301,828
Total U.S. Treasury bonds & notes		1,615,755
Federal agency mortgage-backed obligations[3] 22.19%

Fannie Mae 3.306% 2017[4]	1,996	2,117
Fannie Mae 6.00% 2021	797	875
Fannie Mae 2.50% 2027	2,461	2,468
Fannie Mae 2.50% 2027	1,176	1,180
Fannie Mae 3.00% 2027	23,279	23,979
Fannie Mae 6.50% 2028	961	1,071
Fannie Mae 2.517% 2036[4]	404	426
Fannie Mae 2.224% 2037[4]	217	230
Fannie Mae 2.25% 2037[4]	594	631
Fannie Mae 6.50% 2037	209	231
Fannie Mae 7.00% 2037	264	297
Fannie Mae 7.00% 2037	97	109
Fannie Mae 2.348% 2038[4]	1,169	1,245
Fannie Mae 5.50% 2038	760	839
Fannie Mae 6.00% 2038	215	235
Fannie Mae 3.558% 2039[4]	1,308	1,379
Fannie Mae 2.575% 2040[4]	11,628	12,187
Fannie Mae 4.191% 2040[4]	1,201	1,278
Fannie Mae 4.39% 2040[4]	1,732	1,850
Fannie Mae 4.50% 2040	1,297	1,386
Fannie Mae 5.00% 2040	581	637
Fannie Mae 3.519% 2041[4]	1,861	1,944
Fannie Mae 3.779% 2041[4]	3,635	3,888
Fannie Mae 4.00% 2041	3,835	3,992
Fannie Mae 4.00% 2041	2,900	3,029
Fannie Mae 4.50% 2041	2,740	2,931
Fannie Mae 5.00% 2041	1,687	1,866
Fannie Mae 5.00% 2041	1,319	1,460
Fannie Mae 5.00% 2041	859	950
Fannie Mae 5.00% 2041	592	655
Fannie Mae 2.951% 2042[4]	7,490	7,655
Fannie Mae 3.50% 2042	3,878	3,912
Fannie Mae 3.50% 2042	3,217	3,245
Fannie Mae 4.00% 2042	2,024	2,113
Fannie Mae 4.00% 2042	519	542
Fannie Mae 2.514% 2043[4]	5,058	5,049
Fannie Mae 3.00% 2043	36,199	35,061
Fannie Mae 3.00% 2043	28,435	27,541
Fannie Mae 3.00% 2043	27,288	26,430
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$25,988	$25,171
Fannie Mae 3.00% 2043	20,876	20,220
Fannie Mae 3.00% 2043	16,693	16,168
Fannie Mae 3.00% 2043	15,064	14,590
Fannie Mae 3.00% 2043	13,924	13,486
Fannie Mae 3.00% 2043	9,368	9,073
Fannie Mae 3.00% 2043	6,790	6,577
Fannie Mae 3.00% 2043	6,534	6,329
Fannie Mae 3.00% 2043	3,239	3,137
Fannie Mae 3.00% 2043	3,109	3,011
Fannie Mae 3.00% 2043	2,990	2,896
Fannie Mae 3.00% 2043	1,925	1,864
Fannie Mae 3.00% 2043	1,007	975
Fannie Mae 3.00% 2043	534	517
Fannie Mae 3.50% 2043	4,026	4,061
Fannie Mae 4.00% 2043	4,084	4,263
Fannie Mae 3.00% 2044[5]	83,850	80,974
Fannie Mae 3.50% 2044[5]	19,875	19,998
Fannie Mae 4.00% 2044	1,768	1,844
Fannie Mae 4.00% 2044	832	869
Fannie Mae 4.50% 2044[5]	3,475	3,708
Fannie Mae, Series 2001-4, Class GA, 9.513% 2025[4]	5	6
Fannie Mae, Series 2001-4, Class NA, 10.502% 2025[4]	19	21
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	407	364
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	869	949
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	438	480
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	129	149
Freddie Mac 5.50% 2024	3,770	4,112
Freddie Mac 6.00% 2026	766	844
Freddie Mac 6.00% 2027	1,729	1,907
Freddie Mac 4.50% 2029	204	220
Freddie Mac 2.476% 2035[4]	376	399
Freddie Mac 2.375% 2036[4]	659	699
Freddie Mac 2.071% 2037[4]	152	161
Freddie Mac 5.50% 2037	58	64
Freddie Mac 2.551% 2038[4]	495	527
Freddie Mac 4.847% 2038[4]	759	808
Freddie Mac 5.50% 2038	3,107	3,415
Freddie Mac 5.50% 2038	169	186
Freddie Mac 5.00% 2040	2,747	2,996
Freddie Mac 3.224% 2041[4]	6,941	7,341
Freddie Mac 3.397% 2041[4]	2,005	2,117
Freddie Mac 5.00% 2041	4,125	4,552
Freddie Mac 5.00% 2041	2,041	2,245
Freddie Mac 2.566% 2042[4]	3,627	3,636
Freddie Mac 2.581% 2042[4]	1,559	1,594
Freddie Mac 2.089% 2043[4]	1,477	1,507
Freddie Mac 2.351% 2043[4]	6,930	6,852
Freddie Mac 4.00% 2043	19,492	20,279
Freddie Mac 4.00% 2043	19,418	20,203
Freddie Mac 4.00% 2043	14,971	15,574
Freddie Mac 4.00% 2043	4,198	4,368
Freddie Mac 4.00% 2043	2,111	2,201
Freddie Mac 4.00% 2043	1,972	2,052
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 4.00% 2043	$ 1,551	$ 1,617
Freddie Mac 4.00% 2043	1,411	1,468
Freddie Mac 4.00% 2043	1,315	1,368
Freddie Mac 4.00% 2043	763	794
Freddie Mac 4.00% 2043	728	759
Freddie Mac 4.00% 2043	582	608
Freddie Mac 4.00% 2043	473	491
Freddie Mac 4.00% 2044	37,750	39,280
Freddie Mac 4.00% 2044	616	643
Freddie Mac, Series 2356, Class GD, 6.00% 2016	185	193
Freddie Mac, Series 1567, Class A, 0.555% 2023[4]	110	110
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	660	599
Freddie Mac, Series 3233, Class PA, 6.00% 2036	509	568
Government National Mortgage Assn. 3.00% 2026	12,198	12,653
Government National Mortgage Assn. 3.00% 2027	8,602	8,923
Government National Mortgage Assn. 5.50% 2038	932	1,031
Government National Mortgage Assn. 5.50% 2038	589	652
Government National Mortgage Assn. 5.50% 2038	470	520
Government National Mortgage Assn. 5.50% 2038	428	475
Government National Mortgage Assn. 6.00% 2038	846	955
Government National Mortgage Assn. 6.50% 2038	1,280	1,448
Government National Mortgage Assn. 6.50% 2038	368	416
Government National Mortgage Assn. 3.50% 2039[4]	759	800
Government National Mortgage Assn. 5.00% 2039	2,315	2,536
Government National Mortgage Assn. 6.00% 2039	989	1,122
Government National Mortgage Assn. 4.50% 2040[5]	24,500	26,422
Government National Mortgage Assn. 4.50% 2040	1,489	1,611
Government National Mortgage Assn. 5.50% 2040	24,925	28,139
Government National Mortgage Assn. 4.50% 2041	3,861	4,181
Government National Mortgage Assn. 5.00% 2041	7,687	8,403
Government National Mortgage Assn. 3.00% 2042	115	113
Government National Mortgage Assn. 3.50% 2043	4,317	4,412
Government National Mortgage Assn. 4.00% 2043	20,932	22,027
Government National Mortgage Assn. 6.172% 2058	39	41
Government National Mortgage Assn. 6.22% 2058	717	764
Government National Mortgage Assn., Series 2003, 6.116% 2058	611	663
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	23,322	24,402
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	19,661	20,738
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	766
National Credit Union Administration, Series 2010-R2, Class 1A, 0.526% 2017[4]	352	353
National Credit Union Administration, Series 2011-R3, Class 1A, 0.555% 2020[4]	775	778
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[4]	440	442
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.703% 2048[4,6]	237	237
		763,993
Federal agency bonds & notes 21.80%

Freddie Mac 0.375% 2014	26,550	26,555
Freddie Mac 1.75% 2015	23,425	23,927
Freddie Mac 1.00% 2017	1,750	1,746
Freddie Mac 1.25% 2019	18,730	17,987
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014[3]	522	523
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	1,869	1,886
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	1,730	1,762
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	2,000	2,037
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	$ 1,800	$ 1,845
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	2,019	2,132
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	2,375	2,332
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	1,760	1,729
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	1,425	1,413
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[3]	1,000	1,002
Freddie Mac, Series KGRP, Class A, multifamily 0.537% 2020[3,4]	5,465	5,478
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[3,4]	1,693	1,700
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	1,612	1,651
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	1,044	1,083
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[3]	1,856	1,929
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,969	2,051
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	1,185	1,224
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,296	1,369
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	7,670	7,522
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	2,325	2,329
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[3]	483	477
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	8,540	8,098
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	2,375	2,265
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	11,755	11,253
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	8,655	8,292
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[3]	2,830	2,722
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,535	1,576
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[3]	1,872	1,918
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,460	3,334
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[3]	2,061	2,082
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023[3]	9,743	9,979
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	2,752	2,849
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[3,4]	33,313	33,080
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[3]	2,250	2,253
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[3,4]	4,327	4,369
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[3,4]	7,878	7,973
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[3,4]	28,000	28,357
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	3,900	3,967
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4]	15,000	15,324
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,4]	1,385	1,418
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[3,4]	1,405	1,447
Federal Home Loan Bank 5.50% 2014	31,410	32,029
Federal Home Loan Bank 0.375% 2015	34,750	34,814
Federal Home Loan Bank 2.75% 2015	9,250	9,462
Federal Home Loan Bank 0.375% 2016	20,750	20,729
Federal Home Loan Bank 0.625% 2016	7,230	7,204
Federal Home Loan Bank 1.75% 2018	38,000	38,172
Federal Home Loan Bank 3.375% 2023	16,715	17,141
Federal Home Loan Bank 5.50% 2036	600	736
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,051
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	87,779
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,646
Tennessee Valley Authority 1.875% 2022	10,150	9,357
TVA Southaven 3.846% 2033[3]	1,734	1,767
Tennessee Valley Authority 4.65% 2035	2,330	2,462
Tennessee Valley Authority 5.88% 2036	1,750	2,148
Tennessee Valley Authority 5.25% 2039	10,650	12,059
Tennessee Valley Authority, Series B, 3.50% 2042	6,470	5,533
Tennessee Valley Authority, Series A, 4.625% 2060	250	245
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Federal Farm Credit Banks 1.625% 2014	$ 18,500	$ 18,667
Federal Farm Credit Banks 0.209% 2017[4]	7,321	7,323
Federal Farm Credit Banks 0.60% 2017	41,774	41,297
Fannie Mae 7.125% 2030	4,000	5,667
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	2,755	2,756
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[3]	2,375	2,364
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[3]	1,247	1,239
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	2,300	2,243
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,310
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,006
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	1,841	1,856
Fannie Mae, Series 2014-M1, multifamily 3.394% 2023[3,4]	2,050	2,069
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	2,305	2,353
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3]	3,825	3,870
Private Export Funding Corp. 1.45% 2019	4,750	4,628
Private Export Funding Corp. 3.55% 2024	4,860	5,003
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	594	596
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[3]	990	989
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[3]	1,085	1,102
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.938% 2032[3]	887	891
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	244	256
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	185	200
Small Business Administration, Series 2001-20J, 5.76% 2021	111	120
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	370	408
Small Business Administration, Series 2003-20B, 4.84% 2023	737	792
		750,584
Bonds & notes of government agencies outside the U.S. 0.05%

Kommunalbanken 1.00% 2014[6]	1,626	1,629
Total bonds, notes & other debt instruments (cost: $3,122,390,000)		3,131,961
Short-term securities 12.86%

Federal Farm Credit Banks 0.12%–0.15% due 4/10–10/17/2014	116,100	116,071
Chevron Corp. 0.08%–0.09% due 4/10–5/20/2014[6]	55,800	55,795
Procter & Gamble Co. 0.12%–0.14% due 5/12–6/9/2014[6]	46,500	46,497
Coca-Cola Co. 0.10% due 5/13/2014[6]	40,000	39,996
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/25–4/28/2014	33,600	33,598
Pfizer Inc 0.10% due 6/17/2014[6]	31,200	31,197
Harvard University 0.10% due 4/16/2014	30,162	30,161
General Electric Co. 0.05% due 4/1/2014	25,500	25,500
Regents of the University of California 0.08% due 4/7/2014	20,000	20,000
Chariot Funding, LLC 0.26% due 12/9/2014[6]	18,000	17,974
Kimberly-Clark Worldwide Inc. 0.07% due 4/8/2014[6]	13,200	13,200
Google Inc. 0.08% due 4/16/2014[6]	12,700	12,699
Total short-term securities (cost: $442,657,000)		442,688
Total investment securities (cost: $3,565,047,000)		3,574,649
Other assets less liabilities		(131,946)
Net assets		$3,442,703

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $178,833,000 over the prior six-month period.

					Unrealized
					appreciation
Pay/receive				Notional amount	at 3/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Pay	3-month USD-LIBOR	0.4975%	1/8/2016	$25,000	$ 16
Receive	3-month USD-LIBOR	1.32125	1/8/2018	15,000	12
Receive	3-month USD-LIBOR	1.49	11/29/2018	25,000	224
Receive	3-month USD-LIBOR	1.619	3/17/2019	8,000	66
Receive	3-month USD-LIBOR	2.065	10/30/2020	82,500	992
Receive	3-month USD-LIBOR	2.7343	11/22/2023	50,000	279
Receive	3-month USD-LIBOR	2.74125	11/22/2023	15,000	75
					$1,664

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,233,000, which represented ..21% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $219,224,000, which represented 6.37% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

Cash Management FundSM

Investment portfolio

March 31, 2014

unaudited

Short-term securities 99.57%
	Principal amount	Value
Federal agency discount notes 37.92%	(000)	(000)

Federal Home Loan Bank 0.04%–0.075% due 4/2–5/21/2014	$ 86,700	$ 86,696
Freddie Mac 0.05%–0.06% due 4/1–4/28/2014	34,944	34,944
Fannie Mae 0.06%–0.10% due 5/14–8/1/2014	25,391	25,388
Federal Farm Credit Banks 0.06% due 4/22/2014	17,100	17,099
		164,127
U.S. Treasuries 34.00%

U.S. Treasury Bills 0.048%–0.103% due 4/3–6/5/2014	147,200	147,196
Commercial paper 25.96%

KfW 0.10% due 5/20/2014[1]	12,100	12,098
Abbott Laboratories 0.10% due 4/21/2014[1]	12,000	12,000
Toronto-Dominion Holdings USA Inc. 0.14% due 5/20/2014[1]	12,000	11,998
GlaxoSmithKline Finance PLC 0.10% due 5/16/2014[1]	10,800	10,799
Québec (Province of) 0.09% due 4/10/2014[1]	10,000	9,999
Sumitomo Mitsui Banking Corp. 0.20% due 6/17/2014[1]	10,000	9,996
Total Capital Canada Ltd. 0.09% due 4/17/2014[1]	9,800	9,799
ExxonMobil Corp.0.07% due 4/11/2014	9,500	9,499
Coca-Cola Co. 0.09% due 5/21/2014[1]	9,200	9,199
Mizuho Funding LLC 0.205% due 4/21/2014[1]	9,000	8,999
Nestlé Finance International Ltd. 0.10% due 4/22/2014	8,000	8,000
		112,386
Discount notes 1.69%

International Bank for Reconstruction and Development 0.075% due 5/7/2014	7,300	7,299
Total investment securities (cost: $431,000,000)		431,008
Other assets less liabilities		1,881
Net assets		$432,889

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,887,000, which represented 21.92% of the net assets of the fund.

Managed Risk Growth FundSM

Investment portfolio

March 31, 2014

unaudited

		Value
Growth fund 93.56%	Shares	(000)

American Funds Insurance Series — Growth Fund, Class 1	476,155	$ 37,560
Total growth fund (cost: $35,611,000)		37,560
Short-term securities 6.60%

Government Cash Management Fund	2,649,472	2,649
Total short-term securities (cost: $2,649,000)		2,649
Total investment securities (cost: $38,260,000)		40,209
Other assets less liabilities		(64)
Net assets		$40,145

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,616,000 during the period May 1, 2013, commencement of operations, to March 31, 2014.

				Unrealized
			Notional	depreciation
	Number of		amount	at 3/31/2014
	contracts sold	Expiration	(000)	(000)

S&P 500 E-mini Index contracts	10	June 2014	$923	$ (9)
Russell 2000 Mini Index contracts	1	June 2014	117	—
Euro Stoxx 50 Index contracts	1	June 2014	41	(2)
				$(11)

Managed Risk International FundSM

Investment portfolio

March 31, 2014

unaudited

		Value
Growth fund 94.90%	Shares	(000)

American Funds Insurance Series — International Fund, Class 1	1,083,933	$ 23,055
Total growth fund (cost: $21,775,000)		23,055
Short-term securities 3.97%

Government Cash Management Fund	963,903	964
Total short-term securities (cost: $964,000)		964
Total investment securities (cost: $22,739,000)		24,019
Other assets less liabilities		275
Net assets		$24,294

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $3,605,000 during the period May 1, 2013, commencement of operations, to March 31, 2014.

				Unrealized
				appreciation
			Notional	(depreciation)
	Number of		amount	at 3/31/2014
	contracts sold	Expiration	(000)	(000)

Euro currency contracts	11	June 2014	$1,910	$ 16
Euro Stoxx 50 Index contracts	42	June 2014	1,715	(81)
Mini MSCI Emerging Market Index contracts	28	June 2014	1,308	(72)
Japanese yen currency contracts	4	June 2014	487	2
FTSE 100 Index contracts	4	June 2014	433	(4)
Nikkei 225 (OSE) Index contracts	3	June 2014	424	(7)
British pound currency contracts	4	June 2014	416	(1)
Russell 2000 Mini Index contracts	2	June 2014	235	1
				$(146)

Managed Risk Blue Chip Income
and Growth FundSM

Investment portfolio

March 31, 2014

unaudited

		Value
Growth-and-income fund 93.70%	Shares	(000)

American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1	2,396,505	$ 32,304
Total growth-and-income fund (cost: $29,708,000)		32,304
Short-term securities 6.48%

Government Cash Management Fund	2,234,571	2,235
Total short-term securities (cost: $2,235,000)		2,235
Total investment securities (cost: $31,943,000)		34,539
Other assets less liabilities		(64)
Net assets		$34,475

Futures contracts

The fund did not hold any futures contracts as of March 31, 2014. The average month-end notional amount of open futures contracts while held was $2,444,000 during the period May 1, 2013, commencement of operations, to March 31, 2014.

Managed Risk Growth-Income FundSM

Investment portfolio

March 31, 2014

unaudited

		Value
Growth-and-income fund 93.08%	Shares	(000)

American Funds Insurance Series — Growth-Income Fund, Class 1	575,327	$ 29,595
Total growth-and-income fund (cost: $27,582,000)		29,595
Short-term securities 6.81%

Government Cash Management Fund	2,164,204	2,164
Total short-term securities (cost: $2,164,000)		2,164
Total investment securities (cost: $29,746,000)		31,759
Other assets less liabilities		36
Net assets		$31,795

Futures contracts

The fund did not hold any futures contracts as of March 31, 2014. The average month-end notional amount of open futures contracts while held was $811,000 during the period May 1, 2013, commencement of operations, to March 31, 2014.

Managed Risk
Asset Allocation FundSM

Investment portfolio

March 31, 2014

unaudited

		Value
Asset allocation fund 93.64%	Shares	(000)

American Funds Insurance Series — Asset Allocation Fund, Class 1*	51,963,902	$ 1,178,542
Total asset allocation fund (cost: $1,112,228,000)		1,178,542
Short-term securities 5.69%

Government Cash Management Fund	71,664,287	71,664
Total short-term securities (cost: $71,664,000)		71,664
Total investment securities (cost: $1,183,892,000)		1,250,206
Other assets less liabilities		8,366
Net assets		$1,258,572

*	American Funds Insurance Series — Asset Allocation Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the period ended March 31, 2014, appear below.

						Value
					Dividend	of affiliate
	Beginning			Ending	income	at 3/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

American Funds Insurance Series —
Asset Allocation Fund, Class 1	37,702,567	14,261,335	—	51,963,902	$—	$1,178,542

Futures contracts

The fund did not hold any futures contracts as of March 31, 2014. The average month-end notional amount of open futures contracts while held was $32,765,000 over the prior 12-month period.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2014 (dollars in thousands):

Global Growth Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 630,004	$ 555,384	$ 1,336	$ 1,186,724
	Health care	558,357	399,592	—	957,949
	Information technology	415,221	515,753	—	930,974
	Financials	258,649	573,120	—	831,769
	Industrials	184,708	269,747	—	454,455
	Consumer staples	94,449	256,600	—	351,049
	Materials	110,328	91,042	—	201,370
	Energy	116,265	84,298	—	200,563
	Telecommunication services	714	164,649	—	165,363
	Utilities	—	27,072	—	27,072
	Miscellaneous	33,705	102,483	—	136,188
	Preferred securities	—	7,808	—	7,808
	Bonds, notes & other debt instruments	—	36,555	—	36,555
	Short-term securities	—	178,687	—	178,687
Total		$2,402,400	$3,262,790	$1,336	$5,666,526

* Securities with a value of $2,848,409,000, which represented 49.87% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Small Capitalization Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 574,192	$ 347,475	$ 69	$ 921,736
	Health care	575,419	108,555	25,250	709,224
	Industrials	124,222	379,926	—	504,148
	Information technology	260,732	225,863	71	486,666
	Financials	204,647	153,281	—	357,928
	Energy	133,883	106,845	1,135	241,863
	Materials	92,237	145,298	1,212	238,747
	Consumer staples	13,407	129,564	—	142,971
	Utilities	—	135,589	—	135,589
	Telecommunication services	26,313	6,832	—	33,145
	Miscellaneous	99,075	113,260	1,470	213,805
	Rights & warrants	—	465	—	465
	Convertible securities	—	2,453	—	2,453
	Bonds, notes & other debt instruments	—	10,302	—	10,302
	Short-term securities	—	308,546	—	308,546
Total		$2,104,127	$2,174,254	$29,207	$4,307,588

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 64	$—	$ 64
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(58)	—	(58)
Total		$—	$ 6	$—	$ 6

*Securities with a value of $1,757,281,000, which represented 40.80% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Growth Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 4,069,440	$ 272,257	$ —	$ 4,341,697
	Information technology	3,456,052	687,272	—	4,143,324
	Financials	3,113,306	154,326	31,216	3,298,848
	Health care	2,799,334	324,402	—	3,123,736
	Industrials	1,986,448	457,512	—	2,443,960
	Energy	2,185,032	23,928	22,844	2,231,804
	Consumer staples	944,755	203,525	—	1,148,280
	Materials	589,201	207,722	—	796,923
	Telecommunication services	37,533	76,783	—	114,316
	Utilities	34,399	1,741	—	36,140
	Miscellaneous	210,586	28,105	—	238,691
	Preferred securities	—	1,775	—	1,775
	Rights & warrants	7,236	—	—	7,236
	Short-term securities	—	862,137	—	862,137
Total		$19,433,322	$3,301,485	$54,060	$22,788,867

*Securities with a value of $2,312,379,000, which represented 10.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ —	$ 1,597,831	$ —	$ 1,597,831
	Consumer discretionary	76,720	1,168,322	6,802	1,251,844
	Health care	81,172	1,017,185	—	1,098,357
	Industrials	97,940	918,246	—	1,016,186
	Information technology	224,004	749,482	—	973,486
	Consumer staples	—	455,628	—	455,628
	Materials	11,643	326,976	—	338,619
	Telecommunication services	15,183	308,237	—	323,420
	Utilities	—	217,927	—	217,927
	Energy	—	177,672	—	177,672
	Miscellaneous	15,263	58,616	1,468	75,347
	Rights & warrants	—	936	—	936
	Bonds, notes & other debt instruments	—	93,605	—	93,605
	Short-term securities	—	444,921	—	444,921
Total		$521,925	$7,535,584	$8,270	$8,065,779

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,568	$—	$ 1,568
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(240)	—	(240)
Total		$—	$1,328	$—	$1,328

*Securities with a value of $6,800,502,000, which represented 83.94% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

New World Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Information technology	$ 162,188	$ 225,926	$ —	$ 388,114
	Consumer discretionary	103,529	225,090	—	328,619
	Consumer staples	36,724	268,162	—	304,886
	Financials	116,187	169,544	34	285,765
	Energy	125,233	103,788	—	229,021
	Health care	49,282	142,204	—	191,486
	Industrials	49,596	86,810	—	136,406
	Telecommunication services	1,759	112,799	—	114,558
	Materials	26,231	58,096	—	84,327
	Utilities	6,727	30,995	—	37,722
	Miscellaneous	1,509	119,509	—	121,018
	Preferred securities	943	—	—	943
	Rights & warrants	291	—	—	291
	Bonds, notes & other debt instruments:
	Bonds & notes of governments outside the U.S.	—	167,164	—	167,164
	Corporate bonds & notes	—	28,565	—	28,565
	U.S. Treasury bonds & notes	—	19,443	—	19,443
	Short-term securities	—	245,064	—	245,064
Total		$680,199	$2,003,159	$34	$2,683,392

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 233	$—	$ 233
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(174)	—	(174)
Total		$—	$ 59	$—	$ 59

*Securities with a value of $1,382,282,000, which represented 51.30% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 1,177,950	$ —	$—	$ 1,177,950
	Information technology	1,107,064	—	—	1,107,064
	Industrials	862,279	—	—	862,279
	Consumer staples	747,400	—	—	747,400
	Telecommunication services	594,745	—	—	594,745
	Utilities	418,330	—	—	418,330
	Energy	388,846	—	—	388,846
	Consumer discretionary	367,924	—	—	367,924
	Financials	286,014	—	—	286,014
	Materials	178,319	—	—	178,319
	Miscellaneous	267,974	—	—	267,974
	Short-term securities	—	270,451	—	270,451
Total		$6,396,845	$270,451	$—	$6,667,296

Global Growth and Income Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 221,744	$ 211,572	$—	$ 433,316
	Industrials	147,952	128,548	—	276,500
	Consumer discretionary	158,203	99,371	—	257,574
	Information technology	104,885	124,199	—	229,084
	Health care	132,094	55,229	—	187,323
	Consumer staples	53,952	75,362	—	129,314
	Telecommunication services	18,412	109,406	—	127,818
	Materials	60,951	41,808	—	102,759
	Utilities	34,043	66,666	—	100,709
	Energy	38,286	17,723	—	56,009
	Preferred securities	399	—	—	399
	Convertible securities	—	1,858	—	1,858
	Bonds, notes & other debt instruments	—	15,600	—	15,600
	Short-term securities
Total		$970,921	$996,839	$—	$1,967,760

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 11	$—	$ 11
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(280)	—	(280)
Total		$—	$(269)	$—	$(269)

*Securities with a value of $842,848,000, which represented 42.54% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 4,201,732	$ 106,123	$—	$ 4,307,855
	Information technology	3,736,976	125,451	—	3,862,427
	Consumer discretionary	2,952,665	333,748	—	3,286,413
	Industrials	2,402,806	97,797	—	2,500,603
	Energy	1,952,066	309,651	—	2,261,717
	Financials	1,663,060	183,587	—	1,846,647
	Materials	1,472,054	206,636	—	1,678,690
	Consumer staples	1,212,256	249,414	—	1,461,670
	Telecommunication services	367,697	45,216	—	412,913
	Utilities	91,070	—	—	91,070
	Miscellaneous	798,383	227,773	—	1,026,156
	Rights & warrants	3,523	—	—	3,523
	Convertible securities	—	84,021	—	84,021
	Bonds, notes & other debt instruments	—	68,289	—	68,289
	Short-term securities	—	1,830,073	—	1,830,073
Total		$20,854,288	$3,867,779	$—	$24,722,067

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$73	$—	$73

*Securities with a value of $1,782,109,000, which represented 7.18% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 7,617	$ 199,659	$ —	$ 207,276
	Consumer discretionary	3,119	148,814	—	151,933
	Health care	10,515	98,432	—	108,947
	Industrials	—	92,702	—	92,702
	Utilities	—	92,467	—	92,467
	Consumer staples	19,914	62,840	—	82,754
	Telecommunication services	871	34,271	—	35,142
	Information technology	13,720	17,900	—	31,620
	Energy	—	31,503	—	31,503
	Materials	—	30,928	—	30,928
	Rights & warrants	145	—	—	145
	Convertible securities	—	3,173	203	3,376
	Bonds, notes & other debt instruments	—	5,568	—	5,568
	Short-term securities	—	43,499	—	43,499
Total		$55,901	$861,756	$203	$917,860

*Securities with a value of $779,027,000, which represented 84.07% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Asset Allocation Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 1,593,723	$ 94,237	$ 111	$ 1,688,071
	Financials	1,686,916	—	—	1,686,916
	Information technology	1,523,330	99,074	—	1,622,404
	Industrials	1,294,250	7,832	1	1,302,083
	Energy	1,200,668	—	—	1,200,668
	Health care	1,179,259	—	—	1,179,259
	Materials	722,416	—	2,020	724,436
	Consumer staples	623,554	62,540	—	686,094
	Utilities	271,242	—	—	271,242
	Telecommunication services	52,605	17,899	—	70,504
	Miscellaneous	331,625	28,018	1,703	361,346
	Convertible securities	—	18,301	—	18,301
	Bonds, notes & other debt instruments:
	U.S. Treasury bonds & notes	—	1,412,199	—	1,412,199
	Corporate bonds & notes	—	1,198,291	10,185	1,208,476
	Mortgage-backed obligations	—	751,974	—	751,974
	Federal agency bonds & notes	—	180,785	—	180,785
	Bonds & notes of governments outside the U.S.	—	30,259	—	30,259
	Asset-backed obligations	—	2,063	—	2,063
	Short-term securities	—	2,008,048	—	2,008,048
Total		$10,479,588	$5,911,520	$14,020	$16,405,128

*Securities with a value of $281,489,000, which represented 1.73% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Balanced Fund

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 4,418	$ 16,669	$—	$ 21,087
	Industrials	10,147	10,707	—	20,854
	Information technology	7,463	10,347	—	17,810
	Consumer staples	8,072	9,157	—	17,229
	Health care	9,290	4,439	—	13,729
	Consumer discretionary	8,159	4,214	—	12,373
	Materials	5,516	2,531	—	8,047
	Energy	5,003	2,476	—	7,479
	Telecommunication services	659	3,819	—	4,478
	Utilities	—	2,255	—	2,255
	Miscellaneous	—	642	—	642
	Preferred securities	—	161	—	161
	Rights & warrants	21	—	—	21
	Convertible securities	—	987	—	987
	Bonds, notes & other debt instruments:
	Bonds & notes of governments &
	government agencies outside the U.S.	—	30,767	—	30,767
	Corporate bonds & notes	—	17,207	—	17,207
	U.S. Treasury bonds & notes	—	11,074	—	11,074
	Mortgage-backed obligations	—	2,180	—	2,180
	Short-term securities	—	10,899	—	10,899
Total		$58,748	$140,531	$—	$199,279

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 7	$—	$ 7
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(73)	—	(73)
Total		$—	$(66)	$—	$(66)

*Securities with a value of $61,955,000, which represented 30.91% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Bond Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	U.S. Treasury bonds & notes	$ —	$ 3,284,614	$ —	$ 3,284,614
	Corporate bonds & notes	—	2,842,248	—	2,842,248
	Mortgage-backed obligations	—	1,740,388	—	1,740,388
	Bonds & notes of governments &
	government agencies outside the U.S.	—	388,150	—	388,150
	Federal agency bonds & notes	—	248,076	—	248,076
	Municipals	—	86,832	—	86,832
	Asset-backed obligations	—	9,920	—	9,920
	Preferred securities	2,163	7,536	—	9,699
	Convertible securities	—	1,517	—	1,517
	Common stocks	—	15	269	284
	Short-term securities	—	1,163,494	—	1,163,494
Total		$2,163	$9,772,790	$269	$9,775,222

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 841	$—	$ 841
	Unrealized appreciation on interest rate swaps	—	663	—	663
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(774)	—	(774)
	Unrealized depreciation on interest rate swaps		(678)	—	(678)
Total		$—	$ 52	$—	$ 52

Global Bond Fund

At March 31, 2014, all of the fund’s investments were classified as Level 2.

High-Income Bond Fund

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 1,751,655	$ 16,439	$ 1,768,094
	Other bonds & notes	—	18,845	—	18,845
	Convertible securities	3,276	16,308	—	19,584
	Preferred securities	1,237	5,623	—	6,860
	Common stocks	7,811	7,171	4,984	19,966
	Rights & warrants	—	—	—	—
	Short-term securities	—	132,093	—	132,093
Total		$12,324	$1,931,695	$21,423	$1,965,442

		Other investments[1]

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(22)	$—	$(22)

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the three months ended
March 31, 2014 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2014	Level 3[2]	Purchases	Sales	gain	depreciation	Level 3[2]	3/31/2014

Investment securities	$57,653	$10,654	$383	$(34)	$2	$(11,198)	$(36,037)	$21,423

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2014:								$ (9,449)

[1]Forward currency contracts are not included in the investment portfolio.
[2]Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs.

	Value at 3/31/2014	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input[3]
Bonds, notes & other debt instruments	$16,439	Recent acquisition price	N/A	N/A	Increase
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	4,984	Merger terms less DLOM	Merger terms less DLOM	6.13x-10.93x	Increase
		Market comparable companies	EV/(EBITDA-CAPEX) multiple	13x-15x	Increase
		Offer price	Offer price	$60-70M offer	Increase
	$21,423

[3]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

CAPEX = Capital expenditure

Global Bond Fund

At March 31, 2014, all of the fund’s investments were classified as Level 2.

Mortgage Fund

At March 31, 2014, all of the fund's investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At March 31, 2014, all of the fund's investments were classified as Level 2.

Cash Management Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 2.

Managed Risk Growth Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 1.

Managed Risk International Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At March 31, 2014, all of the fund's investment securities were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

INGEFPX-998-0514O-S37688

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 29, 2014